    As filed with the Securities and Exchange Commission on April 21, 2009


                                                      Registration No. 333-07617
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 15                  ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 27                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10591
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                             Laura M. Bramson, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)


                                    Copy to:


        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and Chief Insurance Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

               NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE


                             PROSPECTUS-MAY 1, 2009


     A FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT OFFERED TO INDIVIDUALS UNDER
      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     Please use the following addresses to send Policy premium payments and service requests:

SERVICE OFFICE:
New York Life Insurance and Annuity
Corporation
NYLIFE Distributors LLC
Attention: Executive Benefits
11400 Tomahawk Creek Parkway, Suite
200
Leawood, KS 66211
Telephone: (913) 906-4000




     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

     This prospectus is not considered an offering in any jurisdiction where such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this prospectus and the Statement of Additional Information ("SAI") other than as contained in these materials or any attached supplements to them or in any supplemental sales material we authorize.

                                TABLE OF CONTENTS




                                       PAGE
                                       ----

Summary of Benefits and Risks......       4
  Benefits.........................       4
  Risks............................       5
Table of Fees and Expenses.........       7
Definitions........................      10
Management and Organization........      11
     Insurer.......................      11
     Your Policy...................      11
     About the Separate Account....      12
  Our Rights.......................      12
     The Fixed Account.............      12
     Interest Crediting............      13
     How to Reach Us for Policy
       Services....................      13
     Funds and Eligible
       Portfolios..................      13
     Investment Return.............      16
     Voting........................      16
Charges Associated with the
  Policy...........................      16
  Deductions from Premiums.........      16
     Sales Expense Charge..........      16
     State Premium Tax Charge......      17
     Federal Premium Tax Charge....      17
  Deductions from Cash Value.......      17
     Monthly Contract Charge.......      17
     Charge for Cost of Insurance..      17
     Rider Charges.................      18
     Loan Charges..................      18
  Separate Account Charges.........      18
     Mortality and Expense Risk
       Charge......................      18
     Charges for Federal Income
       Taxes.......................      18
     Fund Charges..................      18
  Transaction Charges..............      19
     Partial Withdrawal Charge (and
       Surrender Charge)...........      19
     Transfer Fee..................      19
     Surrender Charges.............      19
     Surrender Charge Limits.......      19
     How the Policy Works..........      19
Description of the Policy..........      20
  The Parties......................      20
     Policyowner...................      20
     Insured.......................      20
     Beneficiary...................      20
  The Policy.......................      20
     How the Policy is Available...      21
     Policy Premiums...............      21
  Cash Value and Cash Surrender
     Value.........................      21
     Cash Value....................      21
     Cash Surrender Value..........      21
  Investment Divisions and the
     Fixed Account.................      22
     Amount in the Separate
       Account.....................      22
     Amount in the Fixed Account...      22
     Transfers Among Investment
       Divisions and the Fixed
       Account.....................      22
  Limits on Transfers..............      23
     Procedures Designed to Limit
       Potentially Harmful
       Transfers...................      23
     Risks Associated with
       Potentially Harmful
       Transfers...................      23
     Additional Benefits through
       Riders......................      24
  Options Available at No
     Additional Charge.............      25
     Tax-Free "Section 1035"
       Insurance Policy Exchanges..      25
     24 Month Exchange Privilege...      25
Premiums...........................      25
     Planned Premium...............      25
     Unplanned Premium.............      26
     Risk of Minimally Funded
       Policies....................      26
     Timing and Valuation..........      26
     Free Look.....................      26
     Premium Payments..............      27
     Premium Payments Returned for
       Insufficient Funds..........      27
Policy Payment Information.........      27
     When Life Insurance Coverage
       Begins......................      27
     Changing the Face Amount of
       Your Policy.................      28
     Policy Proceeds...............      28
     Beneficiaries or Payees.......      28
     When We Pay Policy Proceeds...      29
     Death Claims..................      29
     Electing or Changing a Payment
       Option......................      30
     Life Insurance Benefit
       Options.....................      31
     The Effect of Investment
       Performance on the Death
       Benefit.....................      33
     Changing Your Life Insurance
       Benefit Option..............      34
Additional Policy Provisions.......      34
     Limits on Our Rights to
       Challenge Your Policy.......      34
     Suicide.......................      34
     Misstatement of Age or
       Gender......................      34
     Assignment....................      34
Partial Withdrawals and
  Surrenders.......................      35
  Partial Withdrawals..............      35
     Requesting a Partial
       Withdrawal..................      35
     The Effect of a Partial
       Withdrawal..................      35
  Surrenders.......................      36
     Cash Surrender Value..........      36
     Requesting a Surrender........      36
     When the Surrender is
       Effective...................      36
     Surrender Charges.............      36
Loans..............................      36
     Loan Account..................      36
     Interest on Value in Loan
       Account.....................      37

                                       PAGE
                                       ----
     Loan Interest.................      37
     When Loan Interest is Due.....      37
     Loan Repayment................      37
     Excess Loan Condition.........      38
     The Effect of a Policy Loan...      38
Termination and Reinstatement......      38
     Late Period...................      38
     Reinstatement Option..........      38
Federal Income Tax Considerations..      40
     Our Intent....................      40
     Tax Status of NYLIAC and the
       Separate Account............      40
     Charges for Taxes.............      40
     Diversification Standards and
       Control Issues..............      40
     Life Insurance Status of
       Policy......................      41
     IRC Section 101(j)--Impact on
       Employer-Owned Policies.....      41
     Modified Endowment Contract
       Status......................      42
     Policy Surrenders and Partial
       Withdrawals.................      43
     Policy Loans and Interest
       Deductions..................      43
     Corporate Owners..............      44
     Exchanges or Assignments of
       Policies....................      44
     Reasonableness Requirements
       for Charges.................      44
     Other Tax Issues..............      44
     Withholding...................      44
Distribution and Compensation
  Arrangements.....................      45
Legal Proceedings..................      45
Records and Reports................      46
Financial Statements...............      46
State Variations...................      46
Appendix A.........................     A-1
Appendix B Illustration............     B-1
Obtaining Additional Information...      48


     THE POLICY IS NOT AVAILABLE IN ALL JURISDICTIONS. IN CERTAIN JURISDICTIONS, DIFFERENT PROVISIONS MAY APPLY TO THE POLICY. PLEASE REFER TO THE POLICY OR ASK YOUR REGISTERED REPRESENTATIVE FOR DETAILS REGARDING YOUR PARTICULAR POLICY.

                          SUMMARY OF BENEFITS AND RISKS

     The following is a brief summary of certain features of NYLIAC Corporate Sponsored Variable Universal Life ("CSVUL"). Many benefits of CSVUL have a corresponding risk, and both benefits and risks should be considered before you purchase a policy. More complete and detailed information regarding these features is discussed later in this prospectus and in the SAI.

                                    BENEFITS

PROTECTION

     CSVUL offers you the protection of permanent life insurance which can, over time, become a valuable asset.

     CSVUL provides permanent life insurance coverage with the potential for tax-deferred Cash Value accumulation. Your premium payments, less any applicable charges, are added to the Investment Divisions and Fixed Account according to your instructions. The Cash Value of the policy is based on:

         -- the amount in and performance of each Investment Division of the Separate Account;


         -- the amount in and rate of interest credited to the Fixed Account and Loan Account if any.


     With CSVUL, you have the potential for higher rates of return and Cash Value accumulation than with a fixed rate life insurance policy.

FLEXIBLE PREMIUMS

     Other than the required initial minimum premium payment, CSVUL premium payments are flexible; you can select the timing and amount of premium you pay, within limits. As long as the Cash Surrender Value is sufficient to cover the policy's monthly deductions, you can increase, decrease, or stop making premium payments to meet your changing needs.

LIQUIDITY THROUGH LOANS

     Using the policy as sole security, You can borrow up to the loan value of the policy. The loan value on any given date is equal to 90% of the Cash Surrender Value, less any Policy Debt.

LIQUIDITY THROUGH WITHDRAWALS

     You may withdraw an amount up to the Cash Surrender Value of your policy. Partial withdrawals will reduce the policy's Cash Value and may reduce your Life Insurance Benefit. We will not allow a partial withdrawal for an amount that would cause your policy to fall below the policy's minimum Face Amount. Charges may be assessed on the withdrawal. Partial withdrawals can result in a taxable event.

     Partial withdrawal requests must be made in writing and sent to the Service Office listed on the first page of this prospectus. (See "Partial Withdrawals and Surrenders -- Partial Withdrawals".)

ALLOCATION ALTERNATIVES


     After we deduct the sales expense, state tax, and federal tax charges from your premium, the policyowner may allocate the remaining amount among the 18 Allocation Alternatives.


CHANGE THE AMOUNT OF COVERAGE

     With CSVUL, you may request an increase or decrease in the policy's Face Amount. In order to request an increase or decrease of the policy's Face Amount, you must send a written request, in a form acceptable to us, to the Service Office at the address listed on the first page of this prospectus. Increases are subject to underwriting and our approval. Contestability and Suicide provisions on any increased portion of coverage begin on the effective date of the increase. Increases in the Face Amount will result in additional cost of insurance charges and a new seven year testing period for modified endowment contract status. In addition, an increase in Face Amount may result in an increase in the Surrender Charge Premium. We may limit any increase in the Face Amount of your policy. Under certain circumstances, it may be advantageous to purchase additional insurance through our term insurance rider rather than increasing your Face Amount under your policy.

TWO LIFE INSURANCE BENEFIT OPTIONS

     CSVUL offers two different Life Insurance Benefit options that allow you to select the insurance plan that best meets your needs. These options allow you to determine how the death benefit will be paid.

         -- Option 1--a death benefit equal to the greater of (i) the Face
            Amount of the policy, or (ii) the Cash Value multiplied by the percentage of the appropriate IRC Section 7702 table.

         -- Option 2--a death benefit equal to the greater of (i) the Face
            Amount of the policy, plus the Cash Value, or (ii) the Cash Value multiplied by the percentage of the appropriate IRC Section 7702 table.

     Tax law provisions relating to "employer-owned life insurance contracts" may impact whether and to what extent the life insurance benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the policy in order to ensure that such benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax
Considerations -- Life Insurance Status of Policy -- IRC Section
101(j) -- Impact on Employer-Owned Policies" for more information.

OPTIONAL RIDERS

     CSVUL offers additional insurance coverage through a term rider, the Adjustable Term Insurance Rider. This rider has costs associated with it.

POLICYOWNER SUPPORT


     As a policyowner, you have access to telephone support and your registered representative if you have questions about your CSVUL policy. Certain service requests must be in writing. Specific requirements applicable to any service request are described later in this prospectus.


A HIGHLY-RATED COMPANY

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a subsidiary of New York Life Insurance Company ("NYLIC"). NYLIC has more than 160 years of experience in the offering of insurance products. NYLIAC is a highly-rated insurer. Ratings reflect only NYLIAC's General Account, applicable to the Fixed Account, and are not applicable to the Investment Divisions, which are not guaranteed. NYLIAC's obligations under the policy are subject to its claims-paying ability, and are not backed or guaranteed by NYLIC.

                                      RISKS

INVESTMENT RISK

     While a variable policy has the potential for a higher rate of return than with a fixed rate policy, investment returns on the assets in the Separate Account may fall, and you can lose principal. Each Investment Division has its own investment objectives and investment strategy. We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk. Your premium allocation choices should be consistent with your personal investment objective.

RISK OF TERMINATION (ESPECIALLY ON MINIMALLY-FUNDED POLICIES)

     Your policy can terminate even if you pay all of the planned premiums on time. When a policy lapses, it has no value and no benefits are paid upon the death of the Insured. Your policy involves risks, including the potential risk of loss of the principal invested. Note that "termination" and "lapse" have the same meaning and effect throughout this prospectus.

     A CSVUL policy with a Cash Surrender Value just sufficient to cover monthly deductions and charges or that is otherwise minimally funded is more likely to be unable to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force, additional premium payments may be required. In addition, by paying only the minimum required monthly premium, you may forego the opportunity to build up significant Cash Value in the policy. When determining the amount of your planned premium payments, you should consider funding your policy at a level which has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations.

POTENTIAL FOR INCREASED CHARGES

     The actual charges deducted reflect those shown as current charges on your policy. However, we have the right to increase those charges at any time up to the amount shown as the guaranteed maximum. In addition, we may increase the amount we deduct as a federal or state tax premium charge to reflect changes in tax law. (See "Table of Fees and Expenses" for more information.)

RISK OF TERMINATION FROM POLICY LOANS

     The larger the loan becomes relative to the policy's Cash Value, the greater the risk that the policy's remaining Cash Value will not be sufficient to support the policy's charges and expenses, including any loan interest due, and the greater the risk of the policy terminating. Any loan interest due on a policy anniversary that you do not pay will be charged against the policy as an additional loan.

     A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable, if the Investment Divisions earn less than the interest rate charged on the loan amount in the Fixed Account, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater its effect on your Cash Value is likely to be. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be paid.

     Unless your policy qualifies as a modified endowment contract, policy loans are not taxable. If a policy is a modified endowment contract, a loan may result in taxable income to you. In addition, if loans taken, including unpaid loan interest, exceed the premiums paid, a policy surrender or lapse will result in a taxable event to you.

TAX RISKS

     The section of this prospectus entitled "Federal Income Tax Considerations" describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable life insurance contracts in a manner that could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) the possibility that the policy may not qualify as life insurance under the federal tax law after the Insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the potential that corporate ownership of a policy may affect its exposure to the corporate alternative minimum tax.

CHARGES FOR POLICY SURRENDER

     During the first nine years of the policy, surrender charges apply which act as a deterrent to surrendering the policy. CSVUL is designed to be long-term life insurance coverage. It is not suitable as a short-term investment vehicle.

PORTFOLIO RISKS

     A discussion of the risks of allocating Cash Value to each of the Investment Divisions can be found in the corresponding Fund prospectuses.

POTENTIALLY HARMFUL TRANSFER ACTIVITY

     This policy is not designed as a vehicle for market timing. Generally, we require that all transfer requests must be submitted in writing through the U.S. mail or an overnight carrier. In connection with deferred compensation plans, however, we may permit, in certain limited circumstances, transfer requests to be submitted by fax transmission (see "Description of the Policy--Limits on Transfers" for more information). We cannot guarantee that this limit will be effective at preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

         -- Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective

         -- increased administrative and Fund brokerage expenses

         -- dilution of the interests of long-term investors

     An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See "Description of the Policy--Limits on Transfers" for more information on the risks of frequent trading.)

                           TABLE OF FEES AND EXPENSES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you purchase the policy, surrender the policy, or transfer cash value between investment options.

                                          TRANSACTION FEES
                            WHEN CHARGE
  CHARGE                    IS DEDUCTED                           AMOUNT DEDUCTED

  Sales Expense             When premium       Current: 2.25% of premiums paid
     Charge Imposed      payment is applied    Guaranteed Maximum: 4.50% of premiums paid
     on Premium             up to age 95
     Payments

  Tax Charges:              When premium       All taxes may vary and are subject to tax law
                         payment is applied    changes.
                            up to age 95
     State Premium                             Current: 2.00% of premiums paid
       Tax Charge                              Guaranteed Maximum: 2.00% of premiums paid, subject
                                               to changes in state tax laws
     Federal Premium                           Current: 1.25% of premiums paid
       Tax Charge                              Guaranteed Maximum: 1.25% of premiums paid, subject
                                               to changes in federal tax laws

  Surrender             At time of complete    Current and Guaranteed Maximum: 32.5% of the
     Charge(1)             surrender or a      Surrender Charge Premium
                          decrease in Base
                            Face Amount

  Partial Withdrawal     At time of partial    Current: Lesser of $25 or 2.00% of amounts of
     Charge                  withdrawal        withdrawal
                                               Guaranteed Maximum: $25

  Transfer Fees           Time of transfer     Current: No charge
                                               Guaranteed Maximum: $30 per transfer after 12
                                               transfers in a Policy Year.




---------------
 (1) A table of Surrender Charge Premium Rates Per Thousand appears in Appendix A to this prospectus. In Policy Years 6 and beyond, the current and guaranteed Surrender Charges are reduced as follows: 26% in Policy Year 6; 19.5% in Policy Year 7; 13% in Policy Year 8; 6.5% in Policy Year 9; and 0% thereafter.

     The table below describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund's fees and expenses.

                        PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES
                            WHEN CHARGE
  CHARGE                    IS DEDUCTED                           AMOUNT DEDUCTED

  Cost of Insurance         Each Monthly       Guaranteed Minimum: $0.08 per $1,000 of Net Amount at
     Charge(1)             Deduction Day       Risk
                           until Insured       Guaranteed Maximum: $29.67 per $1,000 of Net Amount
                           reaches age 95      at Risk
                                               Representative Insured: (Male, Age 45-Non-
                                               Smoker): $0.38 per $1,000 of Net Amount
                                               at Risk.(2)
  Monthly Contract          Each Monthly       Current $7.50 ($90 annualized)
     Charge                Deduction Day       Guaranteed Maximum: $9.00 ($108 annualized)
  Mortality and                Daily           Current: 0.30% of the average daily net asset value
     Expense Risk                              of each Investment Division
     Charge                                    Guaranteed Maximum: 0.90% of the average daily net
                                               asset value of each Investment Division
  Riders
  - Adjustable Term     Monthly until rider    Guaranteed Minimum: $0.08 per $1,000 of term
     Insurance                expires          insurance benefit
     Rider(1)                                  Guaranteed Maximum: $29.67 per $1,000 of term
                                               insurance benefit
                                               Representative Insured (Male, Age 45-Non-
                                               Smoker): $0.38 per $1,000 of term
                                               insurance benefit.
  Loan Interest            Monthly while       Current and Guaranteed Maximum: 6.00%
                          loan balance is
                            outstanding



--------
 (1) This cost varies based on characteristics of the Insured and the charge shown may not be representative of the charge you pay. To obtain more information about particular Cost of Insurance and other charges as they apply to your policy, please contact your Registered Representative.
 (2) "Net Amount at Risk" is equal to the Life Insurance Benefit minus the policy's Cash Value. See "Life Insurance Benefit Options" for more information.

     The table below shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2008. Fund expenses may be higher or lower in the future. More information concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.


     FUNDS' ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
                                   ASSETS)(1)


                                                          MINIMUM            MAXIMUM
                                                          -------            -------
  Total Annual Fund Companies' Operating
     Expenses(2)                                           0.35%              1.62%

----------------------------------------------------------------------------------------






 (1) Expressed as a percentage of average net assets for the fiscal year ended December 31, 2008. This information is provided by the Funds and their agents. It is based on 2008 expenses, and it may reflect estimated charges. We have not verified the accuracy of this information.

 (2) Expenses that are deducted from Fund Company assets, including management fees, distribution fees, service fees 12b-1 fees, and other expenses.


                              FUND ANNUAL EXPENSES



-------------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                ADVISORY      ADMINISTRATION     12B-1        OTHER           ANNUAL
                   FUND                           FEES             FEES           FEES      EXPENSES        EXPENSE(A)
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Initial Class           0.49%(b)(c)          0.00%         0.00%      0.06%         0.55%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital
     Appreciation -- Initial Class            0.61%(f)(c)          0.00%         0.00%      0.05%(d)      0.66%(e)
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                 0.43%(g)             0.00%         0.00%      0.07%         0.50%(y)
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial
     Class                                    0.54%(h)(c)          0.00%         0.00%      0.06%(d)      0.60%(e)
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Initial
     Class                                    0.60%(i)(c)          0.00%         0.00%      0.07%         0.67%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Initial Class     0.50%(j)             0.00%         0.00%      0.07%         0.57%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate
     Bond -- Initial Class                    0.57%(k)(c)          0.00%         0.00%      0.05%         0.62%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP ICAP Select
     Equity -- Initial Class                  0.77%(l)             0.00%         0.00%      0.06%         0.83%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP International
     Equity -- Initial Class                  0.89%(m)(c)          0.00%         0.00%      0.13%         1.02%(e)(n)
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Initial
     Class                                    0.30%(o)             0.00%         0.00%      0.05%         0.35%
-------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Initial
     Class                                    0.57%(p)(c)          0.00%         0.00%      0.09%         0.66%
-------------------------------------------------------------------------------------------------------------------------
  Alger American SmallCap Growth -- Class
     O Shares*                                0.81%(q)             0.00%         0.00%      0.11%         0.92%
-------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP
     Contrafund(R) -- Initial Class           0.56%(q)             0.00%         0.00%      0.10%         0.66%(r)
-------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-
     Income -- Initial Class                  0.46%(q)             0.00%         0.00%      0.11%         0.57%
-------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Balanced
     Portfolio -- Institutional Shares        0.55%(s)             0.00%         0.00%      0.02%         0.57%(t)
-------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Worldwide
     Portfolio -- Institutional Shares(v)
     (formerly Janus Aspen Series
     Worldwide Growth Portfolio)              0.50%(u)             0.00%         0.00%      0.03%         0.53%(t)
-------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley UIF Emerging Markets
     Equity Portfolio -- Class I              1.21%(q)             0.00%         0.00%      0.41%         1.62%(w)
-------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio       0.85%(x)             0.00%         0.00%      0.00%         0.85%


-------------------------------------------------------------------------------------------------------------------------




* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.




(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2008, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.


(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.


(c) Expenses have been restated to reflect current fees.


(d) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(e) The Total Annual Portfolio Operating Expenses may differ from the amounts shown in the Financial Highlights section of the Portfolio's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.


(f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.


(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.


(h) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.


(i) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.


(j) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.


(k) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.


(l) The fees designated as "Advisory Fees" reflect "Management Fees". The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 74% on assets over $1 billion. Effective May 1, 2008, New York Life Investments has agreed to contractually waive a portion of its Management Fee so that the fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million to $1 billion; and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2010, and may be modified or terminated only with Board approval. There is no guarantee that this contractual waiver will continue beyond that date.


(m) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.


(n) In addition to the Net Annual Fund Operating Expenses that the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the other Underlying Portfolios/Funds in which the Portfolio invests. The table in the Portfolio's prospectus shows the Portfolio's estimated indirect expenses from investing in Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2008. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Portfolios/Underlying Funds and the actual expenses of the Underlying Portfolios/Funds.


(o) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, New York Life Investments has voluntarily agreed to waive a portion of its management fee so that the fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Net Annual Portfolio Operating Expenses were 0.30% and 0.55%, respectively for Initial Class and Service Class shares.


(p) The fees designated as "Advisory Fees" reflect "Management Fees," The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.


(q) The fees designated as "Advisory Fees" reflect "Management Fees."




(r) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity(R) VIP Contrafund(R) -- Initial Class. These offsets may be discontinued at any time.


(s) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year.


(t) Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense limits are described in the "Management Expenses" section of the Portfolio's Prospectus.


(u) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year. For the Worldwide Portfolio this fee may go up or down monthly based on the Portfolio's performance relative to its benchmark index over the performance measurement period.


(v) Worldwide Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").


(w) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of the fund's net assets were effected by less than 0.005%.


(x) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."




(y) From time to time, the Portfolio's Manager may limit the Portfolio's expenses to the extent it deems appropriate to enhance the Portfolio's yield during periods when expenses have a significant impact on yield because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in this prospectus. It may be revised or terminated by the Manager at any time without notice.

                                   DEFINITIONS

ACCUMULATION UNIT: An accounting unit we use to calculate the value in the Investment Divisions. We use premiums and transfers allocated to the Investment Divisions to purchase Accumulation Units in those Investment Divisions.

ACCUMULATION VALUE: The sum of the dollar value of the Accumulation Units in all of the Investment Divisions.


ALLOCATION ALTERNATIVES: The 17 Investment Divisions of the Separate Account and the Fixed Account. Policyowners may invest in a total of 18 Allocation Alternatives at any one time.


BASE FACE AMOUNT: The initial face amount shown on page 2 of the policy, plus or minus any changes made to the initial face amount.

BENEFICIARY: The person(s) and/or entity(ies) you name to receive the death benefit after the Insured dies.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for regular trading. Our Business Day ends at 4:00 pm Eastern Time or the closing of regular trading on the New York Stock Exchange, if earlier. Each "Business Day" is a "Valuation Day."


CASH SURRENDER VALUE: The amount equal to the Cash Value less any surrender charge.

CASH VALUE: The sum of (a) the Accumulation Value, (b) the value of the Fixed Account, and (c) the value in the Loan Account.

CASH VALUE ACCUMULATION TEST ("CVAT") An IRS test to determine whether a policy can be considered life insurance. See "Policy Payment Information--Life Insurance Benefit Options" for more information.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS"): The mutual fund Portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FACE AMOUNT: Base face amount, plus the face amount of any riders in effect, plus or minus any changes made to the face amount of any riders.

FIXED ACCOUNT: The Allocation Alternative that credits interest at fixed rates subject to a minimum guarantee. Assets in the Fixed Account are part of NYLIAC's General Account.

FUND:  An open-end management investment company.

GENERAL ACCOUNT: An account representing all of NYLIAC's assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. We allocate any Net Premium payments you make during the free look period to this account.

GUIDELINE PREMIUM TEST ("GPT"): An IRS test to determine whether a policy can be considered life insurance. See "Policy Payment Information--Life Insurance Benefit Options" for more information.

INSURED:  The person whose life the policy insures.


INVESTMENT DIVISIONS: The 17 divisions of the Separate Account that are available as Allocation Alternatives under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


IRC:  Internal Revenue Code of 1986, as amended.

ISSUE DATE:  The date we issue the policy as specified on the Policy Data Page.

LIFE INSURANCE BENEFIT: The death benefit calculated under the Life Insurance Benefit Option you have chosen.

LOAN ACCOUNT: The account that holds a portion of Cash Value for the purpose of securing any outstanding loans, including accrued interest. It is part of NYLIAC's General Account.

MONTHLY DEDUCTION DAY: The date as of which we deduct your monthly contract charge, cost of insurance charge, and any rider charges from your policy's Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial premium payment.

MORTALITY AND EXPENSE RISK: The risk that the group of lives we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have estimated (expense risk).

NET AMOUNT AT RISK: The difference between the Life Insurance Benefit and the policy's Cash Value.

NET PREMIUM: Premium you pay less the sales expense, state tax, and federal tax charges.


NON-QUALIFIED POLICY: A policy issued to a person or an entity (other than an employee benefit plan that qualifies for special federal income tax treatment).


POLICY DATA PAGE: Page 2 of your policy. The Policy Data Page contains your policy's specifications.

POLICY DATE: It is the date we use as the starting point for determining Policy Years and Monthly Deduction Days. Generally, you may not choose a Policy Date that is more than six months before your policy's Issue Date. You can find your Policy Date on the Policy Data Page.

POLICY DEBT: The amount of any outstanding loans under the policy, including accrued interest.

POLICY PROCEEDS: The benefit we will pay to your Beneficiary when we receive proof that the Insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional death benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest) and charges.

POLICY YEAR: The twelve-month period starting on your Policy Date, and each twelve-month period thereafter.

PORTFOLIOS: The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results will differ.

SEPARATE ACCOUNT: NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest premiums paid under this and certain other policies.

SURRENDER CHARGE PREMIUM: The amount we use to calculate the surrender charges as set forth on the Policy Data Page.

WE, US, OR NYLIAC:  New York Life Insurance and Annuity Corporation.

                           MANAGEMENT AND ORGANIZATION

                                     INSURER

             New York Life Insurance and Annuity Company ("NYLIAC")
         (a wholly-owned subsidiary of New York Life Insurance Company)
                                51 Madison Avenue
                               New York, NY 10010

YOUR POLICY

     CSVUL is offered by NYLIAC. Policy assets, allocated to the Investment Divisions, are invested in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the "Separate Account"), which has been in existence since May 24, 1996. The policy offers life insurance protection, a choice of Life Insurance Benefit options, flexible premium payments, loans and withdrawals (which may be subject to a surrender charge), changes in the Face Amount of the policy, and the ability to invest in any of the Allocation Alternatives, including the Fixed Account.

     The policies are variable. This means that the Cash Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     The income, gains, and losses credited to, or charged against the Separate Account reflect its own investment experience, and not that of NYLIAC's other assets. It is important to note that the policy's assets may be used to pay only those NYLIAC liabilities that arise from the policies. NYLIAC is obligated to pay all amounts promised to policyowners under the policies.

     STATE VARIATIONS Certain provisions of the policies may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state. Also see "State Variations" in this prospectus for a summary of state variations to the policy free look provision.

ABOUT THE SEPARATE ACCOUNT

     The Separate Account is a segregated asset account that NYLIAC has established to receive and invest your Net Premiums. NYLIAC established the Separate Account on May 24, 1996 under the laws of the State of Delaware, in accordance with resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains, and capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of NYLIAC's Fixed Account and the performance of any other Separate Account of NYLIAC.


     The Separate Account currently consists of 92 Investment Divisions and 17 are available under a policy. Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds.


                                   OUR RIGHTS

     We may take certain actions relating to our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws including obtaining any required approval of the Securities and Exchange Commission ("SEC") and any other required regulatory approvals. If necessary, we will seek approval of our policyowners.

     Specifically we reserve the right to:

         -- add or remove any Investment Division;

         -- create new separate accounts;

         -- combine the Separate Account with one or more other separate accounts;

         -- operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

         -- deregister the Separate Account under the 1940 Act;

         -- manage the Separate Account under the direction of a committee or discharge such committee at any time;

         -- transfer the assets of the Separate Account to one or more other separate accounts;

         -- restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account; and

         -- change the name of the Separate Account.

THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in our General Account, which includes all of our assets except those assets specifically allocated to separate accounts. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account however we choose, within limits. Your interest in the Fixed Account is not registered under the Securities Act of 1933 as amended (the "1933 Act"), and the Fixed

Account is not registered as an investment company under the 1940 Act. Generally, you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account.

INTEREST CREDITING

     Any amounts in the Fixed Account are credited with interest using a fixed interest rate, which we declare periodically. The rate will never be less than 4% per year. Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums applied to, and amounts transferred to, less amounts withdrawn, transferred from or charged against the Fixed Account receive the rate in effect at that time.

HOW TO REACH US FOR POLICY SERVICES

     You can reach us in several ways. Please send premium payments and make service requests to us at the addresses listed on the first page of this prospectus.

                          FUNDS AND ELIGIBLE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable annuity policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in administering the Policies, and in its role as an intermediary of the funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory fees.

     The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Portfolios of each Fund eligible for investment, along with their advisers and investment objectives, are listed in the following table. For more information about each of these Portfolios, please read their prospectuses, which are found at the end of this prospectus. The Fund's prospectus should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


-------------------------------------------------------------------------------------------------------
               FUND                        INVESTMENT ADVISER                INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.:

 -- MainStay VP Bond--Initial           New York Life Investment       - Seeks highest income over the
    Class                            Management LLC ("New York Life      long term consistent with
                                             Investments")               preservation of principal.
 -- MainStay VP Capital                New York Life Investments       - Seeks long-term growth of
    Appreciation--                                                       capital. Dividend income, if
    Initial Class                    Subadviser: MacKay Shields LLC      any, is an incidental
                                               ("MacKay")                consideration.
 -- MainStay VP Cash Management        New York Life Investments       - Seeks as high a level of
                                                                         current income as is
                                                                         considered consistent with
                                                                         the preservation of capital
                                                                         and liquidity.
                                       New York Life Investments
 -- MainStay VP Common                 Subadviser: Madison Square      - Seeks long-term growth of
    Stock--Initial Class                 Investors LLC ("MSI")           capital, with income as a
                                                                         secondary consideration.
 -- MainStay VP                        New York Life Investments       - Seeks capital appreciation
    Convertible--Initial Class                                           together with current income.
                                           Subadviser: MacKay
 -- MainStay VP                        New York Life Investments       - Seeks a high level of current
    Government--Initial Class              Subadviser: MacKay            income, consistent with
                                                                         safety of principal.
 -- MainStay VP High Yield             New York Life Investments       - Seeks maximum current income
    Corporate Bond--Initial                Subadviser: MacKay            through investment in a
    Class                                                                diversified portfolio of high
                                                                         yield, high risk debt
                                                                         securities. Capital
                                                                         appreciation is a secondary
                                                                         objective.
 -- MainStay VP ICAP Select            New York Life Investments       - Seeks superior total return.
    Equity--Initial Class              Subadviser: Institutional
                                          Capital LLC ("ICAP")
 -- MainStay VP International          New York Life Investments       - Seeks to provide long-term
    Equity--                               Subadviser: MacKay            growth of capital
    Initial Class                                                        commensurate with an
                                                                         acceptable level of risk by
                                                                         investing in a portfolio
                                                                         consisting primarily of non-
                                                                         U.S. equity securities.
                                                                         Current income is a secondary
                                                                         objective.
 -- MainStay VP S&P 500                New York Life Investments       - Seeks to provide investment
    Index--Initial Class                    Subadviser: MSI              results that   correspond to
                                                                         the total return performance
                                                                         (reflecting reinvestment of
                                                                         dividends) of common stocks
                                                                         in the aggregate, as
                                                                         represented by the S&P 500(R)
                                                                         Index.
 -- MainStay VP Total                  New York Life Investments       - Seeks to realize current
    Return--Initial Class                  Subadviser: MacKay            income consistent with
                                                                         reasonable opportunity for
                                                                         future growth of capital and
                                                                         income.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
               FUND                        INVESTMENT ADVISER                INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------
 -- Fidelity(R) VIP                  Fidelity Management & Research    Seeks long-term capital
    Contrafund(R)-- Initial                     Company                appreciation.
    Class                                       ("FMR")
                                              Subadvisers:
                                        FMR Co., Inc. ("FMRC"),
                                         Fidelity Research and
                                            Analysis Company
                                               ("FRAC"),
                                         Fidelity Management &
                                          Research (U.K.) Inc.
                                             ("FMR U.K."),
                                         Fidelity International
                                     Investment Advisors ("FIIA"),
                                         Fidelity International
                                       Investment Advisors (U.K.)
                                       Limited ("FIIA (U.K.)L"),
                                       Fidelity Investments Japan
                                            Limited ("FIJ")
 -- Fidelity(R) VIP Equity-                       FMR                  - Seeks reasonable income.
    Income-- Initial Class                    Subadvisers:               The Fund will also consider
                                                  FMRC                   the potential for capital
                                                  FRAC                   appreciation. The Fund's goal
                                                FMR U.K.                 is to achieve a yield which
                                                  FIIA                   exceeds the composite yield
                                              FIIA (U.K.)L               on the securities comprising
                                                  FIJ                    the Standard & Poor's Index
                                                                         (S&P 500(R)).
-------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 -- Janus Aspen Balanced             Janus Capital Management, LLC     - Seeks long-term capital
    Portfolio--                                                          growth, consistent with
    Institutional Shares                                                 preservation of capital and
                                                                         balanced by current income.
 -- Janus Aspen Worldwide            Janus Capital Management, LLC     - Seeks long-term growth of
    Portfolio--                                                          capital in   a manner
    Institutional Shares                                                 consistent with the
    (formerly Janus Aspen Series                                         preservation of capital.
    Worldwide Growth Portfolio)
-------------------------------------------------------------------------------------------------------

 The Universal Institutional
 Funds, Inc.:
 -- Morgan Stanley UIF Emerging                Van Kampen              - Seeks long-term capital
    Markets Equity--Class I                                              appreciation by investing
                                                                         primarily in growth-oriented
                                                                         equity securities of issuers
                                                                         in emerging market countries.
-------------------------------------------------------------------------------------------------------

 T. Rowe Price Equity Series,
 Inc.:
 -- T. Rowe Price Equity Income      T. Rowe Price Associates, Inc.    - Seeks to provide substantial
    Portfolio--I                                                         dividend income as well as
                                                                         long-term growth of capital
                                                                         through investments in the
                                                                         common stocks of established
                                                                         companies.
-------------------------------------------------------------------------------------------------------





     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     The Investment Divisions invest in the corresponding Eligible Portfolios. You can allocate Net Premium payments or transfer cash value to any of the 18 Allocation Alternatives, including the Fixed Account.

                                INVESTMENT RETURN

     The investment return of a Policy is based on:

         -- The Accumulation Units held in each Investment Division for that policy;

         -- The investment experience of each Investment Division as measured by its actual net rate of return;

         -- The interest rate credited on amounts held in the Fixed Account; and

         -- The interest rate credited on amounts held in the Loan Account, if any.

     The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Portfolio, any dividend or capital gains distributions declared by a Fund, and the Mortality and Expense Risk charge. These investment returns do not reflect any other policy charges, and, if they did, the returns shown would be reduced.

     We will credit any amounts in the Fixed Account with a fixed interest rate which we declare periodically in advance, at our sole discretion. This rate will never be less than an annual rate of 4%. We may credit different interest rates to loaned and unloaned amounts in the Fixed Account. All Net Premiums applied to, and amounts transferred to, the Fixed Account, receive the loaned amount rate or the unloaned amount rate in effect at that time. Interest accrues daily and is credited on each Monthly Deduction Day.

     Funds may lose value; are not guaranteed; are not FDIC/NCUA insured; and are not insured by any government agency.

                                     VOTING

     We will vote the shares that the Investment Divisions of the Separate Account hold in the Portfolio Companies at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions we receive from our policyowners who have invested their premiums in Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow us to vote the shares in our own right, we may decide to do so.

     While your policy is in effect, you can provide voting instructions to us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.

     We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy material, reports, and other materials relating to the Fund to each person having a voting interest.

     We will vote the Fund shares for which we do not receive timely instructions in the same proportion as the shares for which we receive voting instructions in a timely manner. As a result, a small number of policyowners may control the outcome of the vote. We will use voting instructions to abstain from voting on an item to reduce the number of votes eligible to be cast.

                       CHARGES ASSOCIATED WITH THE POLICY

     As with all life insurance policies, certain charges apply when you purchase CSVUL. The following is a summary explanation of these charges.

                            DEDUCTIONS FROM PREMIUMS

     When we receive a premium payment from you, whether planned or unplanned, we will deduct a sales expense charge, a state tax charge, and a federal tax charge.

SALES EXPENSE CHARGE

     The sales expense charge is currently 2.25% of any premium. We reserve the right to increase this charge in the future, but it will never exceed 4.5% of premiums. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that the sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from NYLIAC surplus, including any amounts derived from the Mortality and Expense Risk charge and the cost of insurance charge.

STATE PREMIUM TAX CHARGE


     Some jurisdictions impose a tax on the premiums insurance companies receive from their policyholders currently ranging from 0% to 3.5% of the premium payment. (The rate may be higher in some U.S. territories.) We currently deduct 2% of each premium payment you make, or $20 per $1,000 of premium, to cover these tax charges. We may increase the amount we deduct as a state premium tax charge to reflect changes in applicable law. Our right to increase this charge is limited by law in some jurisdictions. In Oregon, this charge is referred to as a "State Tax Charge Back" and the rate may not be changed for the life of the policy.


FEDERAL PREMIUM TAX CHARGE

     We deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal premium tax charge. We may increase this charge to reflect changes in applicable law.

                           DEDUCTIONS FROM CASH VALUE

     On each Monthly Deduction Day, we will deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from your policy's Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the policy's Cash Value in the Investment Divisions and the Fixed Account in proportion to the policy's Cash Value in each.

MONTHLY CONTRACT CHARGE

     On each Monthly Deduction Day, we will deduct a monthly contract charge to cover our costs for providing certain administrative services, including premium collection, record-keeping, processing claims, and communicating with policyowners.

     Currently, we deduct a monthly contract charge of $7.50 ($90 annually). While we can change the monthly contract charge at any time, we guarantee that we will never charge more than $9 per month ($108 annually).

CHARGE FOR COST OF INSURANCE

     A charge for the cost of insurance is deducted on each Monthly Deduction Day for the cost of providing a Life Insurance Benefit to you. Maximum cost of insurance rates are set forth on your Policy Data Page. The Life Insurance Benefit varies based on the performance of the Investment Divisions selected, interest credits to the Fixed Accounts, outstanding loans (including loan interest), charges, and premium payments. The current rates are based on the gender, smoker class, policy duration, underwriting class, and issue age of the Insured. We may change the current cost of insurance rates based on changes in future expectations of such factors as mortality, investment income, expenses, and persistency. The cost of insurance charge for any month will equal:

                                    a x (b-c)

     Where a = the applicable cost of insurance rate per $1,000 of insurance

           b = the number of thousands of death benefit as of the Monthly Deduction Day divided by 1.0032737,

           c = the number of thousands of Cash Value as of the Monthly Deduction Day (before the cost of insurance charge, but after the monthly contract charge and any charges for the riders are deducted).

           The cost of insurance charge will never be less than zero.

     For Insureds rated sub-standard risks, an additional charge may be assessed as part of the cost of insurance charge. Any additional flat extra charges (which might apply to certain Insureds based on our underwriting) will also be deducted on each Monthly Deduction Day.

RIDER CHARGES

     Each month, we deduct any applicable charges for any optional riders you have chosen. (For more information about specific riders' charges, see "Table of Fees and Expenses.")

LOAN CHARGES

     We currently charge an effective annual loan interest rate of 6.00% payable in arrears. When you request a loan, a transfer of funds will be made from the Separate Account and the Fixed Account to the Loan Account equal to (1) the requested loan amount; plus (2) any Policy Debt; plus (3) the interest to the next policy anniversary on the requested loan amount and on any Policy Debt; minus (4) the amount in the Loan Account.

     When you take a loan against your policy, the loaned amount which we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. For the first 10 Policy Years, the rate we currently credit on loaned amounts is 2.00% less than the rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently credit on loaned amounts is 0.50% less than the rate we charge for loan interest. The rate we credit on loaned amounts will never be less than 2.00% less than the rate we charge for policy loans. We guarantee that the interest rate we credit on loaned amounts will always be at least 4.00%. (See "Loans" for more information.)

                            SEPARATE ACCOUNT CHARGES

MORTALITY AND EXPENSE RISK CHARGE

     We charge the Investment Divisions for the Mortality and Expense Risks we assume.

         -- Current: The charge is equal to an annual rate of 0.30%, or $3 per $1,000, of the net asset value of each Investment Division.

         -- Guaranteed Maximum: At our option, we may change the Mortality and Expense Risk charge. We guarantee that the Mortality and Expense Risk charge will never exceed an annual rate of 0.90%, or $9 per $1,000, of the average daily net asset value of each Investment Division.

     The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.

     If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies.

CHARGES FOR FEDERAL INCOME TAXES

     We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future to reflect possible changes in the law.

FUND CHARGES

     Each Investment Division of the Separate Account purchases shares of the corresponding Portfolio at the net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and may vary from year to year. These fees and expenses are described in the Funds' prospectuses. (See "Fund Annual Expenses" for more information.)

                               TRANSACTION CHARGES

PARTIAL WITHDRAWAL CHARGE (AND SURRENDER CHARGE)

     When you take a partial withdrawal, we reserve the right to deduct a maximum processing fee of $25. If the partial withdrawal results in a decrease in the Base Face Amount, we will also deduct a surrender charge (as described below).

TRANSFER FEE

     We reserve the right to impose a charge of up to $30 per transfer for each transfer after the first 12 in any Policy Year.

SURRENDER CHARGE

     During the first nine Policy Years, we will assess a surrender charge on a complete surrender or a requested decrease in Base Face Amount (not including any term insurance amount). Thus, the surrender charge would be lower if you combine term insurance with the base policy. The surrender charge is based on the Policy Year in which the surrender or decrease in Base Face Amount is made and will be deducted from the policy's Cash Value in the Investment Divisions and the Fixed Account in proportion to the policy's Cash Value in each.

     For a surrender, the maximum surrender charge is equal to the applicable percentage shown in the table below multiplied by the Surrender Charge Premium, which appears on page 2.1 of your policy. A table of Surrender Charge Premium Rates Per Thousand appears in Appendix A to this prospectus.

                                                                 PERCENTAGE OF
                                                                   SURRENDER
POLICY YEAR                                                     CHARGE PREMIUM
-----------                                                     --------------
 1-5..........................................................       32.5%
 6............................................................       26.0%
 7............................................................       19.5%
 8............................................................       13.0%
 9............................................................        6.5%
10+...........................................................          0%


     The surrender charge may be less than the maximum surrender charge if a decrease in the Base Face Amount is requested. A requested decrease in Base Face Amount will result in the imposition of a Surrender Charge equal to the difference between the surrender charge that would have been payable on a complete surrender prior to the decrease and the surrender charge that would be payable on a complete surrender after the decrease. Requested decreases and increases in Base Face Amount will cause a corresponding change in the amount of your Surrender Charge Premium.

SURRENDER CHARGE LIMITS

     In no event will the surrender charge exceed 50% of premiums paid to date, less (i) any sales expense charges deducted from such premium payments, less
(ii) any surrender charge previously deducted.

HOW THE POLICY WORKS

     This example is based on the charges applicable to a policy during the first Policy Year, issued on a medically underwritten, non-smoking insured male, issue age 45, with an initial Face Amount of $350,000, who has selected

Life Insurance Benefit Option 1 and the Guideline Premium Test. The example assumes current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 4.99%.



Planned Annual Premium....................................................   $7,500.00
less:     Sales expense charge (2.25%) of premium paid....................      168.75
          State premium tax charge (2%) of premium paid...................      150.00
          Federal premium tax charge (1.25%) of premium paid..............       93.75
                                                                             ---------
equals:   Net Premium.....................................................   $7,087.50
less:     Monthly contract charge
          ($7.50 per month)...............................................       90.00
less:     Charges for cost of insurance
          (varies monthly)................................................      566.23
plus:     Net investment performance
          (varies daily)..................................................      335.73
                                                                             ---------
equals:   Cash Value......................................................   $6,767.00
less:     Surrender charge (a percentage of Surrender Charge Premium).....    1,025.50
                                                                             ---------
equals:   Cash Surrender Value (as of end of the first Policy Year).......   $5,741.50



     There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

                            DESCRIPTION OF THE POLICY

                                   THE PARTIES

     There are three important parties to the Policy: the POLICYOWNER (or contractowner), the INSURED, and the BENEFICIARY. One individual can have one or more of these roles. Each party plays an important role in a Policy.

POLICYOWNER: This person or entity can purchase and surrender a policy, and can make changes to it, such as:

         -- increase/decrease the Face Amount

         -- choose a different Life Insurance Benefit Option

         -- add/delete riders

         -- change the Beneficiary

         -- change underlying investment options

         -- take a loan against or take a partial withdrawal from the value of the policy

INSURED: This individual's personal information determines the cost of the life insurance coverage. The policyowner also may be the Primary Insured.

BENEFICIARY: The Beneficiary is the person(s) or entity(ies) the policyowner specifies on our records to receive the proceeds from the policy. The policyowner may name his or her estate as the Beneficiary. Who is named as Owner and Beneficiary may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax Considerations--Life Insurance Status of Policy--IRC Section 101(j)--Impact on Employer-Owned Policies" for more information.

                                   THE POLICY

     The policy provides life insurance protection on the named Insured, and pays Policy Proceeds when that Insured dies while the policy is in effect. The policy offers: (1) flexible premium payments where you decide the timing and amount of the payment; (2) a choice of two Life Insurance Benefit Options; (3) access to the policy's Cash Value through loans and partial withdrawal privileges (within limits); (4) the ability to increase or decrease the policy's face amount of insurance (within limits); (5) additional benefits through the use of optional riders; and (7) a selection of premium and expense allocation options, including 17 Investment Divisions and a Fixed Account with a guaranteed minimum interest rate. You may allocate your premiums among any of the Allocation Alternatives available.


HOW THE POLICY IS AVAILABLE

     CSVUL is available only as a Non-Qualified Policy. This means that the policy is not available for use in connection with certain employee retirement plans that qualify for special treatment under the federal tax law. The minimum Base Face Amount is $25,000, unless a higher amount is required by state law. The policyowner may increase the Face Amount, subject to our underwriting rules in effect at the time of the request. The Insured may not be older than age 85 as of the Policy Date or the date of any increase in Face Amount. Before issuing any policy (or increasing its Face Amount), the policyowner must give us satisfactory evidence of insurability. We may issue the policy based on underwriting rules and procedures which are based on NYLIAC's eligibility standards. These may include guaranteed issue underwriting. If our procedures for any group or sponsored arrangements call for less than full medical underwriting, Insureds in good health may be able to obtain coverage more economically under a policy that requires full medical underwriting.

     We may issue the policy in certain states on a unisex basis. For policies issued on a unisex basis, the policyowner should disregard any reference in this prospectus that makes a distinction based on the gender of the Insured.

POLICY PREMIUMS

     Planned Premiums: The amount and interval of any planned premiums are shown on page two of the policy. The policyowner does not have to pay a planned premium to keep the policy in force if the Cash Surrender Value, less any Policy Debt, is enough to cover the charges made on the Monthly Deduction Day. The policyowner may increase or decrease the amount of any planned premium subject to the limits we set. However, the policyowner may not make a premium payment which would jeopardize the policy's qualification as "life insurance" under
Section 7702 of the IRC. The policyowner may also change the frequency of premiums subject to our minimum premium rules. Planned premiums end on the policy anniversary on which the Insured is age 95.

     Unplanned Premiums: While the Insured is living, the policyowner may make unplanned premium payments at any time before the policy anniversary on which the Insured is age 95. However, the policyowner may not make a premium payment which would jeopardize the policy's qualification as "life insurance" under
Section 7702 of the IRC. If an unplanned premium would result in an increase in the death benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before accepting that payment and applying it to the policy. We also reserve the right to limit the number and amount of any unplanned premiums.

                       CASH VALUE AND CASH SURRENDER VALUE

CASH VALUE

     After the free look period, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value of the Fixed Account and the value in the Loan Account. Subsequent Net Premiums are allocated among the Fixed Account and/or the Investment Divisions according to the allocation percentages requested in the application, or as subsequently changed by the policyowner. A portion of the Cash Value is allocated to the Loan Account if a loan is taken under the policy. See "Loans" for details. The Cash Value also reflects various charges. See "Charges Under the Policy."

CASH SURRENDER VALUE

     The policy may be surrendered for its Cash Surrender Value, less any Policy Debt, at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the Business Day we receive a signed surrender request in proper form at our Service Office listed on the first page of this prospectus. The Cash Surrender Value is the Cash Value, less any surrender charges.

                   INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

     The balance of your premium payment after we deduct the premium charges is called your Net Premium. We allocate your Net Premium among your selected Investment Divisions available under the policy (See "Management and Organization--Our Rights--Funds and Eligible Portfolios" for our list of available Investment Divisions) and the Fixed Account, based on your instructions. You can allocate your Net Premium to one or more Investment Divisions and/or the Fixed Account.

AMOUNT IN THE SEPARATE ACCOUNT

     We use the amount allocated to an Investment Division to purchase Accumulation Units within that Investment Division. We redeem Accumulation Units from an Investment Division when amounts are loaned, withdrawn, transferred, surrendered, or deducted for charges or loan interest. We calculate the number of Accumulation Units purchased or redeemed in an Investment Division by dividing the dollar amount of the transaction by the Investment Division's Accumulation Unit value. On any given day, the amount you have in the Separate Account is the value of the Accumulation Units you have in all of the Investment Divisions of the Separate Account. The value of the Accumulation Units you have in a given Investment Division equals the current Accumulation Unit value for the Investment Division multiplied by the number of Accumulation Units you hold in that Investment Division.


     We determine Accumulation Unit values for the Investment Divisions as of the end of each Valuation Day.


AMOUNT IN THE FIXED ACCOUNT

     You can choose to allocate all or part of your Net Premium payments to the Fixed Account. The amount you have in the Fixed Account equals:

          (1) the sum of the Net Premium payments you have allocated to the Fixed Account;

     plus (2) any transfers you have made from the Separate Account to the Fixed
              Account;

     plus (3) any interest credited to the Fixed Account;

     less (4) any amounts you have withdrawn from the Fixed Account;

     less (5) any charges we have deducted from the Fixed Account;


     less (6) any transfers you have made from the Fixed Account to the Separate
              Account or the Loan Account.


TRANSFERS AMONG INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

     You may transfer all or part of the Cash Value of your policy among the Investment Divisions or from an Investment Division to the Fixed Account. Transfers may also be made from the Fixed Account to the Investment Divisions in certain situations.

     The minimum amount that may be transferred from one Investment Division to another Investment Division or to the Fixed Account, is the lesser of (i) $500 or (ii) the value of the Accumulation Units in the Investment Division from which the transfer is being made. If, after the transfer, the value of the remaining Accumulation Units in an Investment Division or the value of the Fixed Account would be less than $500, that amount will be included in the transfer. There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge $30 for each transfer in excess of twelve per year. This charge is applied on a pro-rata basis to the Allocation Alternatives to which the transfer is being made.

     Transfers From the Fixed Account--In each Policy Year, the policyowner may make one transfer from the Fixed Account to the Investment Divisions, subject to the following three conditions:

     1. Maximum Transfer. An amount not greater than 10% of the value of the Fixed Account at the beginning of the Policy Year may be transferred during that Policy Year. The 10% maximum transfer limitation does not apply during the retirement year (the Policy Year following the Insured's 65(th) birthday, the date you indicate in the application, or another date we approve).

     2. Minimum Transfer. The minimum amount that may be transferred is $500, unless we agree otherwise.

     3. Minimum Remaining Value. The value remaining in the Fixed Account after the transfer must be at least $500. If the remaining value would be less than $500, that amount must be included in the transfer.

     Transfer requests must be made in writing on a form we have approved and submitted to the Service Office at the address listed on the first page of this prospectus. Transfers to or from Investment Divisions will be made based on the Accumulation Unit Values on the Business Day on which NYLIAC receives the transfer request.

                               LIMITS ON TRANSFERS

PROCEDURES DESIGNED TO LIMIT POTENTIALLY HARMFUL TRANSFERS

     This policy is not intended as a vehicle for market timing. Generally, we require that all transfer requests must be submitted in writing through the U.S. mail or an overnight carrier to the Service Office address listed on the first page of this prospectus. In connection with deferred compensation plans, however, we may permit, in certain limited circumstances, transfer requests to be submitted by fax transmission. These requirements are designed to limit potentially harmful transfers.

     WE MAY CHANGE THIS LIMITATION OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

     We apply our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund Portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund Portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 under the 1940 Act, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


RISKS ASSOCIATED WITH POTENTIALLY HARMFUL TRANSFERS

     The procedures described herein are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

         -- We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

         -- Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

         -- (1) The underlying Fund Portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund Portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund Portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

         (2) The purchase and redemption orders received by the underlying Fund Portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund Portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund Portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund Portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. we do not generally expect this to happen.

         -- Other insurance companies that invest in the Fund Portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund Portfolios.

         -- Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on Portfolio management, such as:

               a) impeding a Portfolio manager's ability to sustain an
                  investment objective;

               b) causing the underlying Fund Portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund Portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund Portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund Portfolio are made when, and if, the underlying Fund Portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     How to Request a Transfer--Submit your request in writing, in a form acceptable to us, to our Service Office at the address listed on the first page of this prospectus.

     Transfer requests received after 4:00 pm Eastern Time, or on a non-Business Day, will be priced as of the next Business Day. (See "Management and Organization--Our Rights--How to Reach Us for Policy Services" for more information.)

ADDITIONAL BENEFITS THROUGH RIDERS

     The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. An additional benefit is provided by rider and is subject to the terms of both the policy and the rider. The following rider is currently available:

         -- ADJUSTABLE TERM INSURANCE RIDER: This rider provides term insurance coverage on the Insured. The initial term amount is shown on your Policy Data Page. If the policyowner requests a change in the base policy face amount, or if the amount of death benefit under the base policy automatically increases or decreases in order to satisfy IRC
            Section 7702 requirements, the term benefit will be adjusted on each policy anniversary accordingly to maintain a level overall total death benefit. In addition, the policyowner can elect to change the term amount at any time. The policyowner must furnish evidence of insurability, satisfactory to us, in connection with any request to increase the term insurance amount. This rider must be elected at the time the policy is issued.

     TERM RIDER VS. BASE POLICY COVERAGE: If you compare a policy with a term insurance rider to one that provides the same initial death benefit without a term rider, the policy with the term rider will have lower surrender charges. (See "Charges Associated with the Policy--Transaction Charges--Surrender Charge.")

                    OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

TAX-FREE "SECTION 1035" INSURANCE POLICY EXCHANGES

     Generally, you can exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.


     The surrender value of your old policy is determined after the new life insurance policy has been issued. The value of your old policy may increase or decrease due to market fluctuations during the period between submission of the exchange request and issuance of the new policy. Please consult your current insurer about how to seek to mitigate market exposure during this period.


24 MONTH EXCHANGE PRIVILEGE

     At any time within 24 months of the Issue Date, you may exchange the policy for a policy on a permanent plan of life insurance on the Insured which we offer for this purpose. NYLIAC will not require evidence of insurability. Upon an exchange of a policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The replacement policy will have the same Policy Date, issue age, risk classification and initial Face Amount as the original policy, but will not offer variable investment options such as the Investment Divisions.

     In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for differences in premiums and cash values under the old policy and the new policy. On the Business Day we receive a written request for an exchange, the Accumulation Value of the policy will be transferred into the Fixed Account, where it will remain until these requirements are met. The date of exchange will be the later of: (a) the Business Day the policyowner sends us the policy along with a signed request; or (b) the Business Day we receive the policy at our Service Office listed on the first page of this prospectus, or such other location that we indicate to the policyowner in writing and the necessary payment for the exchange, if any.

                                    PREMIUMS

     For the purpose of determining whether we require additional underwriting when accepting a premium payment, we classify your premium payments as planned or unplanned premiums. Acceptance of initial premium payments is subject to suitability standards.

     Factors that are considered in determining your premium payment are: age, underwriting class, gender, policy Face Amount, Fund performance, loans, and riders you add to your policy.

PLANNED PREMIUM

     When you apply for your policy, you select a premium payment schedule, which indicates the amount and frequency of premium payments you intend to make. The premium amount you select for this schedule is called your "planned premium." It is shown on the Policy Data Page.

         -- You may increase or decrease the amount of your planned premium and change the frequency of your payments, within limits.

         -- Planned premium payments end on the policy anniversary on which the Insured is age 95.

         -- Your policy will not automatically terminate if you are unable to pay the planned premium. However, payment of your planned premium does not guarantee your policy will remain in effect. Your policy will terminate if the Cash Surrender Value is insufficient to pay the monthly deduction charges, or if you reach the end of the late period and you have not made the necessary payment.

UNPLANNED PREMIUM

     An unplanned premium is a payment you make that is not part of the premium schedule you choose.

         -- While the Insured is living, you may make unplanned premium payments at any time before the policy anniversary on which the Insured is age 95. However, if payment of an unplanned premium will cause the Life Insurance Benefit of your policy to increase more than the Cash Value will increase, we may require proof of insurability before accepting that payment and applying it to your policy. The increase may occur in order for your policy to continue to qualify as life insurance under the IRC.

         -- If you exchange another life insurance policy to acquire this policy under IRC Section 1035, we will treat the proceeds of that exchange as an unplanned premium.

         -- The minimum unplanned premium amount we allow is $50.

         -- We may limit the number and amount of any unplanned premium payments.

     Subsequent premium payments must be sent to our Premium Remittance Center at the address listed on the first page of this prospectus.

RISK OF MINIMALLY FUNDED POLICIES

     You can make additional planned or unplanned premium payments at any time up to the Insured's attainment of age 95. We will require one or more additional premium payments in the circumstance where the Cash Surrender Value of your policy is determined to be insufficient to pay the charges needed to keep your policy in effect. Should the additional payment(s) not be made, your policy will lapse.

     Although premium payments are flexible, you may need to make additional premium payments so that the Cash Surrender Value of your policy is sufficient to pay the charges needed to keep your policy in effect. A policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges or that is otherwise minimally funded more likely will be unable to maintain its Cash Surrender Value because of market fluctuation and other performance-related risks. When determining the amount of your planned premium payments, you should consider funding your policy at a level which has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations. (Your policy can lapse even if you pay all of the planned premiums on time.)

TIMING AND VALUATION

     Your premium will be credited to your policy on the Business Day that it is received, assuming it is received prior to 4:00 p.m. Eastern Time. Any premiums received after that time, or on a non-Business Day, will be credited to your policy on the next Business Day. A "Business Day" is any day that the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on Saturdays, Sundays, and major U.S. holidays.

     The Fund assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading.

FREE LOOK

     You have the right to cancel your policy, within certain limits. Under the Free Look provision of your policy, in most jurisdictions, you have 20 days after you receive your policy to return it and receive a refund. To receive a refund, you must return the policy to NYLIAC's Service Office at the address listed on the first page of this prospectus (or any other address we indicate to you in writing) or to the registered representative from whom you purchased the policy, along with a written request for cancellation in a form acceptable to us. You can cancel increases in the Face Amount of your policy under the same time limits.

     We will allocate premium payments you make with your application or during the Free Look period to our General Account until the end of the Free Look period. On the Business Day following the end of the Free Look period, we will allocate the Net Premium plus any accrued interest to the Investment Divisions you have selected. If you cancel your policy, however, we will pay you only the greater of (a) your policy's Cash Value calculated as of the Business Day either NYLIAC's Service Office or the registered representative through whom you purchased it receives the policy along with the written request for cancellation, or (b) the total premium payments you have made, less any loans and any partial withdrawals you have taken.

PREMIUM PAYMENTS

     When we receive a subsequent premium payment, we deduct the sales expense, state tax, and federal tax charges that apply. The balance of the premium is called the "Net Premium." We apply your Net Premium to the Investment Divisions and/or Fixed Account, according to your instructions.

     If you elect the Guideline Premium Test ("GPT")to determine whether your policy qualifies as life insurance under IRC Section 7702, we may limit your premium payments. If the premiums paid during any Policy Year exceed the maximum amount permitted under the Guideline Premium Test, we will return to you the excess amount within 60 days after end of the Policy Year. The excess amount of the premiums we return to you will not include any gains or losses attributable to the investment return on those premiums. We will credit interest at a rate of not less than 3% on those premiums from the date such premiums cause the policy to exceed the amount permitted under the GPT to the date we return the premiums to you. See "Policy Payment Information--Life Insurance Benefit Options" for more information. You can call (913) 906-4000 to determine whether an additional premium payment would be allowed under your policy.

     The premium payments you make during the free look period are applied to your Net Premium, which is the balance of any planned or unplanned premium payment after we deduct sales expense, state tax, and any federal tax charges that apply, to our General Account. After this period is over, we allocate the Net Premium, along with any interest credited, to the Investment Divisions of the Separate Account and/or the Fixed Account according to the most recent premium allocation election you have given us. You can change the premium allocation any time you make a premium payment by submitting a revised premium allocation form. The allocation percentages must be in whole numbers and total 100%.

PREMIUM PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned by the bank for insufficient funds, we will reverse the investment options you have chosen and charge you a $20 fee for each returned payment. In addition, if we incur any losses as a result of a returned payment, we will deduct the amount of the loss from your policy's Cash Value. If payment by check is returned for insufficient funds for two consecutive months, the privilege to pay by check will be suspended until we agree to reinstate it.

                           POLICY PAYMENT INFORMATION

WHEN LIFE INSURANCE COVERAGE BEGINS

     Insurance coverage under the policy will begin on the later of the Policy Date or the date we receive the first premium payment.

CHANGING THE FACE AMOUNT OF YOUR POLICY

     The policyowner can apply in writing to increase the Face Amount of the policy. To increase the Face Amount of your policy, you must send a written request in a form acceptable to us to the Service Office at the address listed on the first page of this prospectus. In addition, on or after the first policy anniversary, the policyowner can apply in writing to decrease the Face Amount of the policy. The policyowner can change the Face Amount while the Insured is living, but only if the policy will continue to qualify as life insurance under IRC Section 7702 after the change is made. Requested decreases and increases in Base Face Amount will cause a corresponding change in the amount of the Surrender Charge Premium.

     The amount of an increase in Face Amount is subject to our maximum retention limits. We require evidence of insurability that is satisfactory to us for an increase. If this evidence results in a change of underwriting class, we will issue a new policy for the amount of the increase. We reserve the right to limit increases. Any increase will take effect on the Monthly Deduction Day on or after the Business Day we approve the policyowner's request for the increase. An increase in Face Amount may increase the cost of insurance charge.

     The policyowner may also request decreases in coverage. To decrease the Face Amount of your policy, you must send a written request in a form acceptable to us to the Service Office listed on the first page of this prospectus. For a decrease which reduces the Base Face Amount, the appropriate surrender charge will be deducted from the Cash Value. (See "Charges Associated with the Policy--Transaction Charges--Surrender Charge.") A decrease in Face Amount is effective on the Monthly Deduction Day on or after the Business Day we receive the policyowner's request for the decrease. Decreases are subject to the minimum Base Face Amount of $25,000 or that required by state law. Decreases in face amount may result in adverse tax consequences. Please consult your tax adviser.

POLICY PROCEEDS

     We will pay proceeds to your Beneficiary when we receive satisfactory proof that the Insured died. These proceeds will equal:

          1) the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;

     plus 2) the Face Amount of the riders you have chosen in effect at the date of death;

     less 3) any outstanding loans (including any accrued loan interest as of the date of death) on the policy;

     less 4) any outstanding policy charges.

     We will pay interest on these proceeds from the date the Insured died until the date we pay the proceeds or the date when the payment option you have chosen becomes effective. (See "Policy Payment Information--Life Insurance Benefit Options") for more information.

BENEFICIARIES OR PAYEES

     The Beneficiary is the person(s) or entity /ies you have specified on our records to receive insurance proceeds from your policy. You have certain options regarding the policy's Beneficiary:

         -- You name the Beneficiary when you apply for the policy. The
            Beneficiary will receive insurance proceeds after the Insured dies.

         -- You can elect to have different classes of Beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one Beneficiary per class.

         -- To change a revocable Beneficiary while the Insured is living, you must send a written request, in a form acceptable to us, to our Service Office listed on the first page of this prospectus.

         -- If no Beneficiary is living when the Insured dies, we will pay the Policy Proceeds to you (the policyowner) or if you are deceased, to your estate, unless we have other instructions from you to do otherwise.

     You can name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or if there are some payments that still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or we will pay the present value of the remaining payments to that payee's estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

WHEN WE PAY POLICY PROCEEDS

     If the policy is still in effect, we will pay any Cash Surrender Value, partial withdrawals, loan proceeds or the Policy Proceeds within 7 days after we receive all of the necessary requirements at our Service Office address listed on the first page of this prospectus.

         -- We may delay payment of any loan proceeds attributable to the Separate Account, any partial withdrawal from the Separate Account, the Cash Surrender Value or the Policy Proceeds during any period that:

       (a) We are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC or the SEC declares that an emergency exists; or

       (b) the SEC, by order, permits us to delay payment in order to protect our policyowners.

         -- We may delay payment of any portion of any loan or surrender request, including requests for partial withdrawals, from the Fixed Account for up to 6 months from the date we receive your request.

         -- We may delay payment of the entire Policy Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.

         -- Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

         -- If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.

     We add interest at an annual rate of 3% (or at a higher rate if required by law) if we delay payment of a partial withdrawal or Cash Surrender Value for 30 days or more.

     We add interest to Policy Proceeds from the date of death to the date of payment at an annual rate of at least 3%, set each year, and not less than required by law.

DEATH CLAIMS

     The Beneficiary can elect to have the death benefit proceeds paid into an interest-bearing account opened in the Beneficiary's name. Within 7 days of our receipt of due proof of death and payment instructions at our Service Office listed on the first page of this prospectus, we will provide the Beneficiary with a checkbook to access these funds from the account. The Beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The account is part of our General Account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.

     Any Policy Proceeds paid in one sum will be paid in cash and bear interest compounded each year from the date of the Insured's death to the date of payment. We set the interest rate each year. This rate will be at least 3% per year (or a higher rate if required by law).

     We will pay the Policy Proceeds in one sum unless the Beneficiary chooses otherwise. There are three payment options you may choose from: an Interest Accumulation Option, an Interest Payment Option, and a Life Income Option. If any payment under these options is less than $100, we may pay any unpaid amount or present value in one sum.

         -- Interest Accumulation Option (Option 1 A)

        Under this option, the portion of the Policy Proceeds the Beneficiary chooses to keep with us will earn interest each year. The Beneficiary can make withdrawals from this amount at any time in sums of $100 or more. We will pay interest on the sum withdrawn up to the date of the withdrawal.

         -- Interest Payment Option (Option 1 B)

        Under this option, we will pay interest on all or part of the Policy Proceeds you choose to keep with us. You elect the frequency of the interest payments we make: once each month, every three months, every six months or each year.

         -- Life Income Option (Option 2)

        Under this option, we make equal monthly payments during the lifetime of the payee or payees. We determine the amount of the monthly payment by applying the Policy Proceeds to the purchase of a corresponding single premium life annuity policy, which is issued when the first payment is due. Payments remain the same and are guaranteed for ten years, even if the specified payee dies sooner.

        Payments are based on an adjusted annuity premium rate in effect at the time the annuity policy is issued. This rate will not be less than the corresponding minimum amount shown in the Option 2 table found in your policy. These minimum amounts are based on the 1983 Table "a" with Projection Scale G and with interest compounded each year at 3%.

        If you make a written request, in a form acceptable to us, to the Service Office listed on the first page of this prospectus, we will send you a statement of the minimum amount due with respect to each monthly payment in writing. The minimum is based on the gender and adjusted age of the payee(s). To find the adjusted age in the year the first payment is due, we increase or decrease the payee's age at that time, as follows:

1996 AND EARLIER    1997-2005    2006-2015    2016-2025    2026-2035    2036 AND LATER
----------------    ---------    ---------    ---------    ---------    --------------
    +2 years         +1 year         0         -1 year      -2 years       -3 years


     A decrease in the payee's age results in lower payments than if no decrease was made.

ELECTING OR CHANGING A PAYMENT OPTION

     While the Insured is living, you can elect or change your payment option. To change your payment option, you must send a written request in a form acceptable to us, to the Service Office listed on the first page of this prospectus. You can also name or change one or more of the Beneficiaries who will be the payee(s) under that option. (See "Policy Payment
Information -- Beneficiaries or Payees" for more information.)

     After the Insured dies, any person who is entitled to receive Policy Proceeds in one sum (other than an assignee) can elect a payment option and name payees. The person who elects a payment option can also name one or more successor payees to receive any amount remaining at the death of the payees. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the payment option has the right to advance or assign payments, take the payments in one sum, change the payment option, or make any other change, only if the person who elects the payment option notifies us in writing and we agree.

LIFE INSURANCE BENEFIT OPTIONS

     The death benefit is the amount payable to the named Beneficiary when the Insured dies. Upon receiving due proof of death at our Service Office, we will pay the Beneficiary the death benefit determined as of the date the Insured dies, less the Policy Debt. All or part of the Death Benefit can be paid in cash or applied under one or more of our payment options described under "Policy Payment Information - Death Claims."

     The amount of the death benefit is determined by whether the policyowner has chosen Life Insurance Benefit Option 1 or Life Insurance Benefit Option 2. Life Insurance Benefit Option 1 provides a Life Insurance Benefit equal to the greater of (i) the Face Amount or (ii) the Cash Value multiplied by the percentage in the appropriate IRC Section 7702 table. Life Insurance Benefit Option 2 provides a Life Insurance Benefit equal to the greater of (i) the Face Amount plus the Cash Value or (ii) the Cash Value multiplied by a percentage in the appropriate IRC Section 7702 table. The value of any additional benefits provided by rider is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option chosen. (See "Policy Payment Information -- Death Claims") We subtract any Policy Debt and any charges incurred but not deducted, and then credit the interest on the balance.

     Beginning on the policy anniversary on which the Insured is age 95, the Face Amount, as shown on page 2 of the policy, will no longer apply. Instead, the Life Insurance Benefit under the policy will equal the Cash Value. We will reduce the amount of the Life Insurance Benefit proceeds by any Policy Debt. Also, note, an insurance contract is uncertain after the Insured is age 100. (See "Federal Income Tax Considerations" for more information.)

     Under Section 7702, a policy will generally be treated as life insurance for federal tax purposes if, at all times, it meets either the Guideline Premium Test ("GPT") or the Cash Value Accumulation Test ("CVAT").

     You must choose either the GPT or CVAT before the policy is issued. Once the policy is issued, you may not change to a different test. The Life Insurance Benefit will vary depending on which test is used.

     The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the age of the Insured) of the Cash Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on age and sex of the Insured) of the Cash Value.

     The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Life Insurance Benefit in relation to Cash Value than is required by the GPT corridor. Therefore, as your Cash Value increases, your Life Insurance Benefit will increase more rapidly under CVAT than it would under GPT.

     Your policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a policy, but may require the policy to have a higher Life Insurance Benefit.

     Assuming your Life Insurance Benefit does not increase in order to meet the requirements of IRC Section 7702, and assuming the same Face Amount and premium payments under these options:

         -- If you choose Option 1, your Life Insurance Benefit will not vary in amount and generally you will have lower total policy cost of insurance charges and lower Policy Proceeds.

         -- If you choose Option 2, your Life Insurance Benefit will vary with your policy's Cash Value and generally you will have higher total policy cost of insurance charges and higher Policy Proceeds than under Option 1.

                                 CORRIDOR TABLE

INSURED'S AGE                  INSURED'S AGE
  ON POLICY         % OF         ON POLICY         % OF
 ANNIVERSARY     CASH VALUE     ANNIVERSARY     CASH VALUE
-------------    ----------    -------------    ----------
     0-40            250             61             128
      41             243             62             126
      42             236             63             124
      43             229             64             122
      44             222             65             120
      45             215             66             119
      46             209             67             118
      47             203             68             117
      48             197             69             116
      49             191             70             115
      50             185             71             113
      51             178             72             111
      52             171             73             109
      53             164             74             107
      54             157           75-90            105
      55             150             91             104
      56             146             92             103
      57             142             93             102
      58             138             94             101
      59             134         95 & Over          100
      60             130

                                   CVAT TABLE

 INSURED'S                             INSURED'S
    AGE                                   AGE
 ON POLICY            % OF             ON POLICY             % OF
ANNIVERSARY        CASH VALUE         ANNIVERSARY         CASH VALUE
-----------  ----------------------   -----------   ----------------------
             MALE   FEMALE   UNISEX                 MALE   FEMALE   UNISEX
             ----   ------   ------                 ----   ------   ------
     18       691     830      715         57        207     240      213
     19       671     803      694         58        202     233      207
     20       652     778      674         59        196     226      202
     21       634     753      654         60        191     220      197
     22       615     729      635         61        187     214      192
     23       597     705      616         62        182     208      187
     24       579     683      597         63        178     202      182
     25       564     661      579         64        173     197      178
     26       544     639      561         65        169     191      174
     27       527     618      543         66        166     186      170
     28       511     598      526         67        162     182      166
     29       494     579      509         68        159     177      162
     30       478     560      493         69        155     172      159
     31       463     541      477         70        152     168      155
     32       448     524      461         71        149     164      152
     33       433     507      446         72        146     160      149
     34       419     490      432         73        143     156      146
     35       405     474      417         74        141     152      143
     36       392     458      404         75        138     149      141
     37       380     443      391         76        136     146      138
     38       367     429      378         77        134     143      136
     39       356     415      366         78        132     140      134
     40       344     402      354         79        130     137      132
     41       333     389      343         80        128     134      130
     42       323     377      332         81        126     132      128
     43       313     365      322         82        125     130      126
     44       303     354      312         83        123     127      124
     45       294     343      303         84        122     125      123
     46       285     333      293         85        120     123      121
     47       276     323      285         86        119     121      120
     48       268     313      276         87        118     119      118
     49       260     303      268         88        116     118      117
     50       253     294      260         89        115     116      115
     51       245     286      252         90        113     114      114
     52       238     277      245         91        112     112      112
     53       231     269      238         92        110     110      110
     54       225     261      231         93        107     108      108
     55       219     254      225         94        104     104      104
     56       213     247      219     95 & Over     100     100      100


THE EFFECT OF INVESTMENT PERFORMANCE ON THE DEATH BENEFIT

     Positive investment experience in the Investment Divisions may result in a death benefit that will be greater than the Face Amount, but negative investment experience will never result in a death benefit that will be less than the Face Amount, so long as the policy remains in force.

CHANGING YOUR LIFE INSURANCE BENEFIT OPTION

     On or after the first policy anniversary, the policyowner can change the Life Insurance Benefit Option. Any change will take effect on the Monthly Deduction Day on or after the Business Day we approve the policyowner's signed request. If the policyowner changes from Option 1 to Option 2, the Base Face Amount of the policy will be decreased by the Cash Value. No surrender charges will apply to this automatic decrease in Base Face Amount. If the policyowner changes from Option 2 to Option 1, the Base Face Amount of the policy will be increased by the Cash Value. The Surrender Charge Premium will not be affected by changes in the Life Insurance Benefit Option. You can change the Life Insurance Benefit Option for your policy while the Primary Insured is alive.

     We may prohibit you from changing the Life Insurance Benefit Option if the change would (i) cause the Face Amount of the policy to be less than the policy minimum, (ii) cause the policy to fail to qualify as life insurance under
Section 7702 of the IRC, or (iii) cause the policy's Face Amount to exceed our limits on the risk we retain, which we set at our discretion. Option changes are not permitted on or after the policy anniversary on which the Insured is age 95.

     In order to change your Life Insurance Benefit Option, you must submit a signed request to our Service Office listed on the first page of this prospectus (or any other address we indicate to you in writing).

     Tax law provisions relating to "employer-owned life insurance contracts" may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax Considerations--Life Insurance Status of Policy--IRC Section 101(j)--Impact on Employer-Owned Policies" for more information.

                          ADDITIONAL POLICY PROVISIONS

LIMITS ON OUR RIGHTS TO CHALLENGE YOUR POLICY

     Generally, we must bring any legal action contesting the validity of your policy within two years of the Issue Date, including any action taken to contest a Face Amount or rider amount increase as a result of a change in the Life Insurance Benefit Option. For any increase(s) in Face Amount or rider amount other than one due to a change in the Life Insurance Benefit Option, this two-year period begins on the effective date of the increase.

SUICIDE

     If the Insured commits suicide within two years from the Issue Date or less where required by law (or with respect to an increase in Face Amount or rider amount, the effective date of the increase), and while the policy is in force, the policy will end, and the only amount payable to the Beneficiary will be the premium paid, less any Policy Debt and partial withdrawals.

MISSTATEMENT OF AGE OR GENDER

     If the policy application misstates the Insured's age or gender, we will adjust the Cash Value, the Cash Surrender Value, and the Life Insurance Benefit to reflect the correct age and gender. We will adjust the Policy Proceeds provided by your policy based on the most recent mortality charge for the correct date of birth.

ASSIGNMENT

     While the Insured is living, the policy may be assigned as collateral for a loan or other obligation. For an assignment to be binding on us, we must receive a signed copy of such assignment at our Service Office address listed on the first page of this prospectus or such other location that we indicate to the policyowner in writing. We are not responsible for the validity of any assignment.

                       PARTIAL WITHDRAWALS AND SURRENDERS

                               PARTIAL WITHDRAWALS

     The policyowner may make a partial withdrawal of the policy's Cash Surrender Value, at any time while the Insured is living. The maximum partial withdrawal cannot exceed the value of the Accumulation Units in the Investment Divisions plus the value of the Fixed Account less any Policy Debt. The minimum partial withdrawal is $500, and at least $500 of Cash Surrender Value, plus any Policy Debt must remain following the withdrawal. The partial withdrawal will be made from the Fixed Account and the Investment Divisions in proportion to the amount in each, or only from the Investment Divisions in an amount or ratio that you tell us. There may be a processing charge equal to the lesser of $25 or 2% of the amount withdrawn applied to any partial withdrawal. This fee will be deducted from the remaining balance of the Fixed Account and/or Investment Divisions based on the withdrawal allocation or, if the fee amount exceeds the remaining balance, it will be deducted from the Fixed Account and/or Investment Divisions in proportion to the amount in each.

     A partial withdrawal will be prohibited if it would cause the Base Face Amount to drop below $25,000 or that amount required by state law. If Life Insurance Benefit Option 1 is in effect, the Base Face Amount will be reduced by the amount of the partial withdrawal. If Life Insurance Benefit Option 2 is in effect, the Base Face Amount will not be changed by the amount of the partial withdrawal. A partial withdrawal will not be permitted during the first Policy Year if Life Insurance Benefit Option 1 is in effect.

REQUESTING A PARTIAL WITHDRAWAL

     You can request a partial withdrawal from your policy by sending a completed Partial Withdrawal form or written request with all the necessary information to our Service Office address listed on the first page of this prospectus (or any other address we indicate to you in writing) or by calling
(913) 906-4000. Faxed requests are not acceptable and will not be honored at any time.

     We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. However, we may delay payment under certain circumstances. (See "Policy Payment
Information--Policy Proceeds" for more information.)

     Unless you choose a later effective date, your requested partial withdrawal will be effective on the date we receive your written request at our Service Office. However, if the day we receive your request is not a Business Day or if your request is received after the NYSE's close at 4:00 p.m. EST, then the requested partial withdrawal will be effective on the next Business Day.

     A partial withdrawal may result in taxable income to you. (See "Federal Income Tax Considerations" for more information.)

THE EFFECT OF A PARTIAL WITHDRAWAL

     When you make a partial withdrawal, we reduce your Cash Value by the amount of the partial withdrawal, and any applicable withdrawal fee and surrender charge.

         -- OPTION 1
            If you have elected Life Insurance Benefit Option 1, we reduce your policy's Face Amount and your Policy Proceeds by the amount of the partial withdrawal (not including the effect of any withdrawal fee or surrender charge). This occurs because your Life Insurance Benefit under this option is equal to your policy's Face Amount.

         -- OPTION 2
            If you have elected Life Insurance Benefit Option 2, we will not reduce your policy's Face Amount but we will reduce your Policy Proceeds by the amount of the partial withdrawal and any applicable withdrawal fee and surrender charge.

                                   SURRENDERS

CASH SURRENDER VALUE

     The policy may be surrendered for its Cash Surrender Value, less any Policy Debt at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the Business Day we receive a signed surrender request in proper form at our Service Office listed on the first page of this prospectus. The Cash Surrender Value is the Cash Value, less any surrender charges.

REQUESTING A SURRENDER

     To surrender the policy, you must send a written request in a form acceptable to us and the policy to our Service Office at the address listed on the first page of this prospectus (or any other address we indicate to you in writing). Faxed requests are not acceptable and will not be accepted at any time.

WHEN THE SURRENDER IS EFFECTIVE


     Unless you choose a later effective date, your surrender will be effective as of the end of the Business Day the Service Office receives your written request and the policy. However, if the day we receive your request is not a Business Day or if your request is received after the NYSE's close, the requested surrender will be effective on the next Business Day on which the NYSE is open. Generally, we will mail the surrender proceeds within seven days after the effective date. All life insurance coverage under your policy ends on the date we receive your surrender request. A surrender may result in taxable income and a tax penalty to you. See "Federal Income Tax Considerations" for more information.


SURRENDER CHARGES

     During the first nine Policy Years, we will assess a surrender charge on a complete surrender or a requested decrease in Base Face Amount (not including any term insurance amount). Thus, the surrender charge would be lower if you combine term insurance with the base policy. The surrender charge is based on the Policy Year in which the surrender or decrease in Base Face Amount is made and will be deducted from the policy's Cash Value in the Investment Divisions and the Fixed Account in proportion to the policy's Cash Value in each. Because the surrender charge may be significant during early Policy Years, you should not purchase this policy unless you intend to hold the policy for an extended period of time.

                                      LOANS

     Using the policy as sole security, the policyowner can borrow up to the loan value of the policy. The loan value on any given date is equal to 90% of the Cash Surrender Value, less any Policy Debt.

LOAN ACCOUNT

     The Loan Account secures any Policy Debt, and is part of our General Account. When a loan is requested, an amount is transferred to the Loan Account from the Investment Divisions and the Fixed Account (on a pro rata basis unless the policyowner requests otherwise) equal to: (1) the requested loan amount; plus (2) any Policy Debt; plus (3) the interest to the next policy anniversary on the requested loan amount and on any Policy Debt; minus (4) the amount in the Loan Account. On each policy anniversary, the Loan Account will be increased by an amount equal to the loan interest to the next policy anniversary on any Policy Debt. The effective date of the loan is the Business Day we receive your loan request, if we receive your request before 4 p.m. Eastern time. Otherwise, the effective date is the next Business Day.

     The value in the Loan Account will never be less than (a+b)- c, where:

     a = the amount in the Loan Account on the prior policy anniversary;

     b = the amount of any loan taken since the prior policy anniversary; and c = any loan amount repaid since the prior policy anniversary.

     On each policy anniversary, if the outstanding loan plus interest to the next policy anniversary exceeds the amount in the Loan Account, the excess will be transferred from the Investment Divisions and the Fixed Account on a pro rata basis to the Loan Account.

     On each policy anniversary, if the amount in the Loan Account exceeds the amount of any outstanding loans plus interest to the next policy anniversary, the excess will be transferred from the Loan Account to the Investment Divisions and to the Fixed Account. We reserve the right to do this on a monthly basis. Amounts transferred will first be transferred to the Fixed Account up to an amount equal to the total amounts transferred from the Fixed Account to the Loan Account. Any additional amounts transferred will be allocated according to the policyowner's premium allocation in effect at the time of transfer unless the policyowner indicated to us otherwise.

INTEREST ON VALUE IN LOAN ACCOUNT


     The amount held in the Loan Account earns interest at a rate we determine. Such rate will never be lower than 2.00% less than the effective annual loan interest rate and in no event will it be less than 4.00%. Currently, the amount in the Loan Account is credited with interest at a rate that is 2.00% less than the effective annual loan interest rate during the first 10 Policy Years and 0.50% less than the effective annual loan interest rate in subsequent Policy Years. These rates are not guaranteed, and we can change them at any time, subject to the above-mentioned minimums.


LOAN INTEREST

     Unless we set a lower rate for any period, the effective annual loan interest rate we charge is 6%, payable in arrears. Loan interest accrues each day and is compounded annually. Loan interest not paid as of the policy anniversary becomes part of the loan. An amount may need to be transferred to the Loan Account to cover this increased loan amount.

     On the date of death, the date the policy ends, the date of a loan repayment or on any other date we specify, we will make any adjustment in the loan that is required to reflect any interest paid for any period beyond that date.

WHEN LOAN INTEREST IS DUE

     The interest we charge on a loan accrues daily and is payable on the earliest of the following dates:

         -- the policy anniversary;

         -- the date you increase or repay a loan;

         -- the date you surrender the policy;

         -- the date the policy lapses; or

         -- the date on which the Insured dies.

     Any loan interest due on a policy anniversary that you do not pay will be charged against the policy as an additional loan. You should be aware that the larger the loan becomes relative to the Cash Value, the greater the risk that the remaining Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing.

LOAN REPAYMENT

     All or part of an unpaid loan can be repaid before the Insured's death or before the policy is surrendered. When a loan repayment is made, we will transfer immediately the excess amount in the Loan Account resulting from the loan repayment in accordance with the procedures set forth under "Loans--Loan Account" above. We will also transfer excess amounts in the Loan Account resulting from interest accrued in accordance with those procedures. Payments received by New York Life will be applied as directed by the policy owner.

     If a loan is outstanding when the life insurance or surrender proceeds become payable, we will deduct the amount of any Policy Debt, from these proceeds. In addition, if an unpaid loan exceeds the Cash Surrender Value of the policy, we will mail a notice to the policyowner at his or her last known address, and a copy to the last known assignee on our records. All insurance will end 31 days after the date on which we mail that notice to the policyowner if the excess of the unpaid loan over the Cash Surrender Value is not paid within that 31 days.

EXCESS LOAN CONDITION

     If the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy less any applicable surrender charges, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, we will terminate your policy. This could result in a taxable gain to you.

THE EFFECT OF A POLICY LOAN

     A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the investment results of each Investment Division apply only to the amounts remaining in such Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held In the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.


     In addition, unpaid loan interest generally will be treated as a new loan under the IRC. If the policy is a modified endowment contract, a loan may result in taxable income and tax penalties to you. In addition, for all policies, if the loans taken, including unpaid loan interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. (See "Federal Tax Considerations" for more information.)


                          TERMINATION AND REINSTATEMENT

LATE PERIOD

     The late period is the 62 days following the Monthly Deduction Day on which the Cash Surrender Value, less any Policy Debt, of your policy is insufficient to pay for monthly deductions for the next policy month. During this period, you have the opportunity to pay any premium needed to cover any overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on our records. We will mail these notices at least 31 days before the end of the late period. Your policy will remain in effect during the late period. However, if we do not receive the required payment before the end of the late period, we will terminate your policy without any benefits.

     If the Insured dies during the late period, we will pay the Policy Proceeds to the Beneficiary. We will reduce the Life Insurance Benefit by any Policy Debt and any unpaid monthly deductions due from the Cash Value for the full policy month(s) from the beginning of the late period through the policy month in which the Insured dies. When your policy is terminated, it has no value and no benefits accrue upon the death of the Insured.

REINSTATEMENT OPTION

     For a period of five years after termination, the policyowner can request that we reinstate the policy (and any riders) during the Insured's lifetime. To request reinstatement, you must send a written request in a form acceptable to us to the Service Office address listed on the first page of this prospectus. We will not reinstate the policy if it has been returned for its Cash Surrender Value less any Policy Debt. Note that a termination and subsequent reinstatement may cause the policy to become a modified endowment contract.

     Before we will reinstate the policy, we must also receive the following:

         -- A payment in an amount that is sufficient to keep the policy (and any riders) in force for at least 2 months based on the Cash Surrender Value which is reinstated. This payment will be in lieu of the payment of all premiums in arrears.

         -- Any unpaid loan must also be repaid, together with loan interest at 6% compounded once each year from the end of the late period to the date of reinstatement. If a loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any unpaid loan at the time of reinstatement will be the same as the loan rate.

         -- Evidence of insurability satisfactory to us if the reinstatement is requested more than 31 days after termination.

     The Cash Value which will be reinstated is equal to the Cash Value at the time of lapse less the difference between the surrender charge at the time of lapse and the surrender charge which is reinstated. The surrender charge that is reinstated is based on the Policy Year in which the reinstatement is made. If the surrender charge reinstated exceeds the Cash Value reinstated, we will require payment of an amount equal to the difference.

     The effective date of reinstatement will be the date we approve your request. We will allocate your payments to the Investment Divisions and/or the Fixed Account according to your instructions at the time you make such payment.

     If we reinstate your policy, the Face Amount for the reinstated policy will be the same as it would have been if the policy had not terminated.

                        FEDERAL INCOME TAX CONSIDERATIONS

OUR INTENT

     Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

     The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We have not included any information about applicable state or other tax laws. Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.

     The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the Beneficiary depends upon NYLIAC's tax status, upon the terms of the policy, and upon your circumstances.

TAX STATUS OF NYLIAC AND THE SEPARATE ACCOUNT

     NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC's income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy cash values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase tax deductible reserves associated with the policies.

CHARGES FOR TAXES

     We impose a federal premium tax charge on the policies equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the IRC. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy's share of NYLIAC's federal income taxes attributable to the Fixed Account.


     Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states and localities. At present, we do not charge the Separate Account for these taxes. However, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.


DIVERSIFICATION STANDARDS AND CONTROL ISSUES

     In addition to other requirements imposed by the IRC, a policy will qualify as life insurance under the IRC only if the diversification requirements of IRC
Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account's assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a "look through" rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.

     The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner's gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy cash values. These differences could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy's pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio's investment objective or investment policies.

LIFE INSURANCE STATUS OF POLICY

     We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the Beneficiary of your policy, subject to the discussion below under "IRC Section 101(j)--Impact on Employer-Owned Policies," will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, subject to the discussion below under "IRC Section 101(j)--Impact of Employer-Owned Policies," we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the Beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. In addition, unless the policy is a "modified endowment contract," in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the cash values, including increments thereon, under the policy until proceeds of the policy are received upon a surrender of the policy or a partial withdrawal. We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

IRC SECTION 101(J)--IMPACT ON EMPLOYER-OWNED POLICIES

     For an "employer-owned life insurance contract" issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract), if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceeds the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:

       (1) the insured was an individual who was an employee within 12 months of his death;

       (2) the insured was a "highly compensated employee" at the time the contract was issued. In general, highly compensated employees for this purpose are more than 5 percent owners, employees who for the preceding year received in excess of $110,000 (for 2009), directors and anyone else in the top 35 percent of employees based on compensation;


       (3) the death proceeds are paid to a family member of the insured (as defines under Code Section 267(c)(4)), an individual who is a designated beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member's or beneficiary's benefit, or the insured's estate; or

       (4) the death proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.

     Policyholders that own one or more contracts subject to IRC Section 101(j) are also subject to annual reporting and record-keeping requirements. In particular, such policyholders must file Form 8925 annually with their U.S. income tax return.

     You should consult with your tax advisor to determine whether and to what extent IRC Section 101(j) may apply to the policy. Assuming this provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the policy, to ensure that the income inclusion rule described above does not apply to the policy.

MODIFIED ENDOWMENT CONTRACT STATUS

     IRC Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts and that are entered into on or after June 21, 1988 is somewhat different, as described below.

     A life insurance policy becomes a "modified endowment contract" if, at any time during the first seven years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the seven-pay premium is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the seven-pay premium was $1,000, the maximum premium that could be paid during the first seven years to avoid modified endowment treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy's first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.

     Certain changes in the terms of a policy, including a reduction in Life Insurance Benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. In addition, if a material change occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A "material change" generally includes increases in Life Insurance Benefits, but does not include an increase in Life Insurance Benefits which is attributable to the payment of premiums necessary to fund the lowest level of Life Insurance Benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.

     Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.

     If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two Policy Years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.




     Any amounts distributed under a modified endowment contract (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.



     For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.



     If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint life expectancies of the taxpayer and or his beneficiary.


POLICY SURRENDERS AND PARTIAL WITHDRAWALS

     Upon a full surrender of a policy for its Cash Surrender Value, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value less surrender charges and any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.


     If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in Face Amount or a partial withdrawal.




POLICY LOANS AND INTEREST DEDUCTIONS

     We believe that under current law any loan received under your policy will be treated as Policy Debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above.

     Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

     In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.

CORPORATE OWNERS

     Ownership of a policy by a corporation may affect the policyowner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the "inside build up" or income on the contract gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any policy exceed the sum of (i) the premiums paid on that policy in the year of death, and
(ii) the corporation's basis in the policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

EXCHANGES OR ASSIGNMENTS OF POLICIES

     If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of the policy may result in taxable income to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the Life Insurance Benefit which is equal to the total consideration paid for the policy may be excluded from gross income. For complete information with respect to policy assignments and exchanges, a qualified tax advisor should be consulted.

REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a policy qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department has issued proposed regulations and is expected to promulgate temporary or final regulations governing reasonableness standards for mortality charges.

OTHER TAX ISSUES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policyowner or Beneficiary.

WITHHOLDING


     Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. If you are an individual, you can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect. If you are not an individual, you may not elect out of such withholding.


     Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

                    DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. ("FINRA") as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by registered representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

     Broker-dealers receive commission not to exceed 35% of premiums paid up to the Target Premium in Policy Year 1, and 2.5% for Policy Years 2-10. In addition, during each of the first ten Policy Years, we pay broker-dealers a maximum of 1.25% commission on premiums paid in excess of the Target Premium.


     The total commissions paid during the fiscal years ended December 31, 2008, 2007 and 2006 were $39,092, $40,501, and $116,220, respectively. NYLIFE
Distributors did not retain any of these commissions.


     Service entities, which may be affiliates of broker-dealers, may also receive additional compensation based on a percentage of a policy's Separate Account Value, less any policy loans, beginning in Policy Year 3. The percentages are not expected to exceed 0.25% in Policy Years 3 and beyond.

     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

     The policies are sold and premium payments are accepted on a continuous basis.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under Federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                               RECORDS AND REPORTS

     New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail you a report showing the Cash Value, Cash Surrender Value, and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized. Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement.

     Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's Investor's Services, Inc. and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2008, and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                                STATE VARIATIONS


     The following lists variations to the statements made in this prospectus regarding Free Look in certain jurisdictions. There may be variations in other states as well. For more information, please review Your Policy.



CALIFORNIA



     Free Look. Within 20 days after delivery (30 days if you are 60 years of age or older and you, not your employer, own the policy), you can return the policy to the Corporation or to the Registered Representative through whom it was purchased. If this policy is returned, the policy will be void from the start and a refund will be made within 30 days from the date We are notified. The amount We refund will equal the policy's Cash Value as of the date the policy is returned plus any charges which were deducted from any premiums paid less loans and withdrawals.


NEW YORK

     Free Look. Within 10 days after delivery, you can return the policy to the Corporation or to the Registered Representative through whom it was purchased. Payments will be allocated to the General Account until 10 days after delivery of the policy. If this policy is returned, the policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the policy's Cash Value as of the date the policy is mailed or delivered to the Home Office or to the Service Office, or to the Registered Representative through whom it was purchased, or the premiums paid, less loans and withdrawals.

NORTH CAROLINA

     Free Look. Within 20 days after delivery, or if later within 45 days of the date of execution of the application, you can return the policy to the Corporation or to the Registered Representative through whom it was purchased. If this policy is returned, the policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the policy's Cash Value as of the date the policy is returned or the premiums paid, less loans and withdrawals.

OKLAHOMA

     Free Look. Within 20 days after delivery, you can return the policy to the Corporation or to the Registered Representative through whom it was purchased. If this policy is returned, the policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the policy's Cash Value as of the date the policy is returned or the premiums paid, less loans and withdrawals. If the refund is not made within 30 days of cancellation, the amount of the refund will accumulate at interest, as required by the Insurance Code of the state of Oklahoma.

     A table of Surrender Charge Premium Rates Per Thousand appears in Appendix A to the Policy Prospectus.

                                   APPENDIX A

                   SURRENDER CHARGE PREMIUM RATES PER THOUSAND


     The Surrender Charge Premium for the policy is equal to (a * b)/1000 where
(a) is the Surrender Charge Premium rates per thousand applicable to the age of the Insured on the Policy Date, as set forth in the table below, and (b) is the initial Face Amount. The result is then multiplied by the applicable percentage shown in the Section "Surrender Charges."


         SURRENDER CHARGE
           PREMIUM RATE
AGE        PER THOUSAND
---      ----------------
 18             2.60
 19             2.80
 20             3.00
 21             3.20
 22             3.40
 23             3.60
 24             3.80
 25             4.00
 26             4.20
 27             4.40
 28             4.60
 29             4.80
 30             5.00
 31             5.20
 32             5.40
 33             5.60
 34             5.80
 35             6.00
 36             6.30
 37             6.60
 38             6.90
 39             7.20
 40             7.50
 41             7.80
 42             8.10
 43             8.40
 44             8.70
 45             9.00
 46             9.60
 47            10.20
 48            10.80
 49            11.40
 50            12.00
 51            12.60



         SURRENDER CHARGE
           PREMIUM RATE
AGE        PER THOUSAND
---      ----------------
 52            13.20
 53            13.80
 54            14.40
 55            15.00
 56            16.40
 57            17.80
 58            19.20
 59            20.60
 60            22.00
 61            23.60
 62            25.20
 63            26.80
 64            28.40
 65            30.00
 66            31.80
 67            33.60
 68            35.40
 69            37.20
 70            39.00
 71            41.40
 72            43.80
 73            46.20
 74            48.60
 75            51.00
 76            54.00
 77            57.00
 78            60.00
 79            63.00
 80            66.00
 81            69.60
 82            73.20
 83            76.80
 84            80.40
 85            84.00

                                   APPENDIX B

                                  ILLUSTRATIONS

     The following tables demonstrate the way in which your policy works. The tables are based on the sex, age, underwriting class, initial Life Insurance Benefit, and premium as follows:

     The tables are for a guaranteed issue policy issued to a male with a nonsmoker underwriting class and issue age 45 with a planned annual premium of $20,000 for 21 years, an initial face amount of $1,000,000, and no riders. It assumes that 100% of the Net Premium is allocated to the Separate Account.

     The tables show how the Life Insurance Benefit, Cash Value and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value, and Cash Surrender Value of the policy with other variable life insurance plans.

     The Life Insurance Benefit, Cash Value and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above and below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

     Table 1 reflects all deductions and charges under the policy and assumes that the cost of insurance charges is based on the current cost of insurance rates. These deductions and charges include all charges from planned premium payments and the Cash Value at their current levels.

     Table 2 reflects all deductions and charges under the policy and assumes that the cost of Insurance charges is based on the guaranteed cost of insurance rates. These deductions and charges include all charges from planned premium payments and the Cash Value at their guaranteed levels.

     Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.3% (on a current basis) of the cash value allocated to the Separate Account.

     Table 2 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.9% (on a guaranteed basis) of the cash value allocated to the Separate Account.


     All tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.65% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses after expense reimbursement for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.



     Taking into account the arithmetic average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6%, and 10% would correspond to illustrated net investment returns of: -1.54%, 4.36%, and 8.30% based on guaranteed assumptions, and -0.95%, 4.99%, and 8.96% based on current assumptions.


     The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

     NYLIAC will furnish upon request a comparable illustration using the age, sex, and underwriting classification of the Insured for any initial Life Insurance Benefit and premium requested. In addition to an illustration assuming policy charges at their maximum, we will furnish an illustration assuming current policy charges and current cost of insurance rates.

                                      CSVUL

                                     TABLE 1

                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE
                  PLANNED ANNUAL PREMIUM: $20,000 FOR 21 YEARS
                         INITIAL FACE AMOUNT: $1,000,000
                         LIFE INSURANCE BENEFIT OPTION 1
                          CASH VALUE ACCUMULATION TEST

                            ASSUMING CURRENT CHARGES



                                                                                            END OF YEAR CASH SURRENDER
                   END OF YEAR DEATH BENEFIT(1)          END OF YEAR CASH VALUE(1)         VALUE ASSUMING HYPOTHETICAL
                ASSUMING HYPOTHETICAL GROSS ANNUAL      ASSUMING HYPOTHETICAL GROSS                   GROSS
                       INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
  VALUE(1)     -----------------------------------    -------------------------------    -------------------------------
POLICY YEAR        0%           6%          10%          0%         6%         10%          0%         6%         10%
-----------    ---------    ---------    ---------    -------    -------    ---------    -------    -------    ---------
      1        1,000,000    1,000,000    1,000,000     16,457     17,508       18,211     13,527     14,578       15,281
      2        1,000,000    1,000,000    1,000,000     32,587     35,718       37,881     29,657     32,788       34,951
      3        1,000,000    1,000,000    1,000,000     48,400     54,674       59,154     45,470     51,744       56,224
      4        1,000,000    1,000,000    1,000,000     63,825     74,344       82,105     60,895     71,414       79,175
      5        1,000,000    1,000,000    1,000,000     78,920     94,823      106,951     75,990     91,893      104,021
      6        1,000,000    1,000,000    1,000,000     93,629    116,100      133,815     91,289    113,760      131,475
      7        1,000,000    1,000,000    1,000,000    107,793    138,060      162,736    106,033    136,300      160,976
      8        1,000,000    1,000,000    1,000,000    121,265    160,600      193,774    120,095    159,430      192,604
      9        1,000,000    1,000,000    1,000,000    134,477    184,187      227,568    133,887    183,597      226,978
     10        1,000,000    1,000,000    1,000,000    147,588    209,035      264,537    147,588    209,035      264,537
     15        1,000,000    1,000,000    1,000,000    207,750    351,171      505,527    207,750    351,171      505,527
     20        1,000,000    1,000,000    1,504,443    255,140    528,239      867,247    255,140    528,239      867,247
     25        1,000,000    1,035,915    2,026,120    210,796    667,248    1,305,053    210,796    667,248    1,305,053




---------------


Assuming a fund fee average of 0.65%:


0% gross = -0.95% net


6% gross = 4.99% net


10% gross = 8.96% net


(1)   Assumes no policy loan or partial withdrawal has been made.

                                      CSVUL

                                     TABLE 2

                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE
                  PLANNED ANNUAL PREMIUM: $20,000 FOR 21 YEARS
                         INITIAL FACE AMOUNT: $1,000,000
                         LIFE INSURANCE BENEFIT OPTION 1
                          CASH VALUE ACCUMULATION TEST

                           ASSUMING GUARANTEED CHARGES



                                                                                         END OF YEAR CASH SURRENDER
                   END OF YEAR DEATH BENEFIT(1)         END OF YEAR CASH VALUE(1)       VALUE ASSUMING HYPOTHETICAL
                ASSUMING HYPOTHETICAL GROSS ANNUAL     ASSUMING HYPOTHETICAL GROSS                 GROSS
                       INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
  VALUE(1)     -----------------------------------    -----------------------------    -----------------------------
POLICY YEAR        0%           6%          10%          0%         6%        10%         0%         6%        10%
-----------    ---------    ---------    ---------    -------    -------    -------    -------    -------    -------
      1        1,000,000    1,000,000    1,000,000     13,625     14,570     15,203     10,695     11,640     12,273
      2        1,000,000    1,000,000    1,000,000     26,756     29,488     31,379     23,826     26,558     28,449
      3        1,000,000    1,000,000    1,000,000     39,406     44,783     48,627     36,476     41,853     45,697
      4        1,000,000    1,000,000    1,000,000     51,478     60,369     66,939     48,548     57,439     64,009
      5        1,000,000    1,000,000    1,000,000     62,990     76,275     86,427     60,060     73,345     83,497
      6        1,000,000    1,000,000    1,000,000     73,956     92,534    107,216     71,616     90,194    104,876
      7        1,000,000    1,000,000    1,000,000     84,284    109,070    129,337     82,524    107,310    127,577
      8        1,000,000    1,000,000    1,000,000     93,885    125,810    152,831     92,715    124,640    151,661
      9        1,000,000    1,000,000    1,000,000    102,777    142,791    177,859    102,187    142,201    177,269
     10        1,000,000    1,000,000    1,000,000    110,873    159,945    204,500    110,873    159,945    204,500
     15        1,000,000    1,000,000    1,000,000    137,733    247,573    367,613    137,733    247,573    367,613
     20        1,000,000    1,000,000    1,047,437    134,779    335,428    603,802    134,779    335,428    603,802
     25        1,000,000    1,000,000    1,307,657      3,496    324,686    842,281      3,496    324,686    842,281




---------------


Assuming a fund fee average of 0.65%:


0% gross = -1.54% net


6% gross = 4.36% net


10% gross = 8.30% net


(1)   Assumes no policy loan or partial withdrawal has been made.

                        OBTAINING ADDITIONAL INFORMATION

     The Statement of Additional Information ("SAI") contains additional information about CSVUL. The SAI is available without charge upon request. You can request a paper copy of the SAI by contacting New York Life Insurance and Annuity Corporation ("NYLIAC") by mail or phone at the Service Office address or telephone number listed on the first page of this prospectus. The SAI is also posted on our corporate website (www.newyorklife.com). The current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Financial Statements......................................................      2
NYLIAC & Separate Account Financial Statements............................    F-1



     Information about CSVUL (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about CorpExec VUL are available on the SEC's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

     For a free personalized illustration, or additional information about your policy, contact your Registered Representative or call us at (888) 695-4748.

SEC File Number: 811-07697

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2009


                                       FOR

                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

                                      FROM

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current NYLIAC Corporate Sponsored Variable Universal Life ("CSVUL") prospectus. You should read the SAI in conjunction with the current CSVUL prospectus dated May 1, 2009 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain a paper copy of the prospectus by contacting New York Life Insurance and Annuity Corporation ("NYLIAC") by mail at 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 or by phone at 888-695-4748. The CSVUL prospectus is also posted to our corporate website (www.newyorklife.com). Terms used but not defined in the SAI have the same meaning as in the current CSVUL prospectus.


                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
Financial Statements...........................................................       2
NYLIAC & Separate Account Financial Statements.................................     F-1


     CSVUL IS OFFERED UNDER NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2008 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

                           NYLIAC CORPORATE SPONSORED
                             VARIABLE UNIVERSAL LIFE
                               SEPARATE ACCOUNT -I

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $2,585,184        $ 7,481,581      $196,855,616
  Dividends due and accrued...........             --                 --            70,705
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --          (527,638)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              3                321             6,125
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   13,621        $ 1,071,575      $ 23,232,671
     Series II Policies...............             --                 --           680,833
     Series III Policies..............      2,571,560          6,409,685       172,479,054
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.60        $      8.95      $       1.33
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.16
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    12.13        $      8.07      $       1.16
                                           ==========        ===========      ============

Identified Cost of Investment.........     $2,567,170        $10,583,606      $196,848,224
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


       $ 69,025,387        $505,703           $378,102         $2,000,026        $10,775,815      $115,354,549       $50,939,073
                 --              --              1,966                 --                 --                --                --

                 --          (2,786)                --                 --            (20,269)               --           (46,373)



             14,858              58                 --                  2                 48            21,631             8,168
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========



       $    723,843        $    155           $     --         $    6,995        $    92,438      $  1,535,770       $29,905,827
         67,870,305         267,722                 --                 --             96,792        99,273,519           840,953
            416,381         234,982            380,068          1,993,029         10,566,268        14,523,629        20,137,752
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.52        $  13.06           $     --         $    17.03        $     14.22      $       9.41       $     14.49
       ============        ========           ========         ==========        ===========      ============       ===========
       $      11.13        $  11.13           $   9.97         $    11.14        $     13.06      $      10.32       $     16.30
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.09        $   9.43           $   8.36         $    12.95        $      9.81      $       9.03       $     12.80
       ============        ========           ========         ==========        ===========      ============       ===========

       $102,980,614        $769,363           $510,989         $1,890,371        $15,289,678      $185,848,230       $65,336,211
       ============        ========           ========         ==========        ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $82,379         $40,738,442       $3,748,801
  Dividends due and accrued...........            --                  --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --               --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            16               5,934               --
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $62,415         $        --       $       --
     Series II Policies...............            --          27,567,620               --
     Series III Policies..............        19,948          13,164,888        3,748,801
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========
     Series I Variable accumulation
       unit value.....................       $  4.69         $        --       $       --
                                             =======         ===========       ==========
     Series II Variable accumulation
       unit value.....................       $    --         $     12.84       $     9.12
                                             =======         ===========       ==========
     Series III Variable accumulation
       unit value.....................       $  8.15         $      9.53       $     9.52
                                             =======         ===========       ==========


Identified Cost of Investment.........       $97,668         $67,177,251       $6,492,781
                                             =======         ===========       ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                           ALGER AMERICAN
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AIM V.I.           AIM V.I.         CAPITAL
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP         GLOBAL         INTERNATIONAL    APPRECIATION
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--  REAL ESTATE FUND--   GROWTH FUND--     PORTFOLIO--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES  CLASS O SHARES
      -------------------------------------------------------------------------------------------------------------------


        $43,064,948    $118,073,593     $2,315,892      $5,509,961        $  721,835         $3,365,493        $12,758
                 --              --             --              --                --                 --             --


                 --        (110,226)            --              --                --                 11             --



              9,143          24,710             --           1,462                15                 --             --
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======



        $        --    $ 94,616,419     $       --      $5,508,499        $       --         $       --        $    --
         42,576,430         403,645             --              --            66,678                 --             --
            479,375      22,918,593      2,315,892              --           655,142          3,365,504         12,758
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $        --    $       8.93     $       --      $     8.14        $       --         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      9.01    $       9.13     $       --      $       --        $     5.75         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      8.53    $       8.69     $     6.72      $       --        $     6.48         $     8.05        $ 10.42
        ===========    ============     ==========      ==========        ==========         ==========        =======

        $67,353,578    $169,876,446     $4,008,313      $8,385,568        $1,294,827         $5,320,523        $14,923
        ===========    ============     ==========      ==========        ==========         ==========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                                            ALGER AMERICAN
                                        ALGER AMERICAN         SMALLCAP       ALLIANCEBERNSTEIN
                                           SMALLCAP           AND MIDCAP      VPS INTERNATIONAL
                                      GROWTH PORTFOLIO--       GROWTH--       VALUE PORTFOLIO--
                                        CLASS O SHARES      CLASS O SHARES      CLASS A SHARES
                                      ---------------------------------------------------------

ASSETS:
  Investments, at net asset value..       $  803,613            $5,656            $  803,824
  Dividends due and accrued........               --                --                    --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........               --                --                    11

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................               --                --                    --
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $       --            $   --            $       --
     Series II Policies............               --                --                    --
     Series III Policies...........          803,613             5,656               803,835
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========
     Series I Variable accumulation
       unit value..................       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series II Variable
       accumulation unit value.....       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series III Variable
       accumulation unit value.....       $     9.31            $ 5.37            $     4.34
                                          ==========            ======            ==========


Identified Cost of Investment......       $1,420,452            $7,817            $1,035,149
                                          ==========            ======            ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









      ALLIANCEBERNSTEIN
        VPS SMALL/MID       AMERICAN      AMERICAN FUNDS    AMERICAN FUNDS                   AMERICAN FUNDS  AMERICAN FUNDS
          CAP VALUE       CENTURY(R) VP  ASSET ALLOCATION    GLOBAL SMALL    AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL
         PORTFOLIO--         VALUE--          FUND--       CAPITALIZATION--   GROWTH FUND--      FUND--          FUND--
        CLASS A SHARES      CLASS II      CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
      ---------------------------------------------------------------------------------------------------------------------


           $114,414         $540,969         $127,650          $166,186        $1,178,393        $47,533       $4,074,861
                 --               --               --                --                --             --               --

                 --               --               --                --                --             --               --



                 --               69               --                10                20             --               --
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========



           $     --         $     --         $     --          $     --        $       --        $    --       $       --
                 --          317,020               --            46,018            94,965             --               --
            114,414          223,880          127,650           120,158         1,083,408         47,533        4,074,861
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $     --         $     --          $     --        $       --        $    --       $       --
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $   9.33         $     --          $   4.88        $     5.68        $    --       $    11.64
           ========         ========         ========          ========        ==========        =======       ==========
           $   6.75         $   8.55         $   7.55          $   5.76        $     6.27        $  6.11       $     6.88
           ========         ========         ========          ========        ==========        =======       ==========

           $169,137         $776,955         $174,280          $262,833        $2,077,070        $73,076       $6,327,189
           ========         ========         ========          ========        ==========        =======       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                                              DELAWARE VIP
                                           CVS CALVERT                        INTERNATIONAL
                                             SOCIAL                           VALUE EQUITY
                                            BALANCED         DAVIS VALUE        SERIES--
                                            PORTFOLIO         PORTFOLIO      STANDARD CLASS
                                         --------------------------------------------------


ASSETS:
  Investments, at net asset value.....       $10,437         $1,067,713           $ 395
  Dividends due and accrued...........            --                 --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --              2,483              --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                 --              --
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --         $       --           $  --
     Series II Policies...............            --                 --              --
     Series III Policies..............        10,437          1,070,196             395
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====
     Series I Variable accumulation
       unit value.....................       $    --         $       --           $  --
                                             =======         ==========           =====
     Series II Variable accumulation
       unit value.....................       $    --         $    10.73           $  --
                                             =======         ==========           =====
     Series III Variable accumulation
       unit value.....................       $  8.74         $     7.08           $6.10
                                             =======         ==========           =====


Identified Cost of Investment.........       $16,093         $1,641,343           $ 364
                                             =======         ==========           =====




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










        DREYFUS IP        DREYFUS VIF       DWS DREMAN        DWS GLOBAL            DWS                            FIDELITY(R) VIP
        TECHNOLOGY        DEVELOPING       SMALL MID CAP     OPPORTUNITIES       SMALL CAP      FIDELITY(R) VIP        EQUITY-
         GROWTH--          LEADERS--        VALUE VIP--          VIP--          INDEX VIP--     CONTRAFUND(R)--        INCOME--
      INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


         $530,836           $11,090         $  861,469          $11,122         $ 9,538,630       $17,922,606         $4,577,267
               --                --                 --               --                  --                --                 --

               --                --                 --               --              (9,395)          (19,904)                --



               --                --                 --               --                  16               246                  1
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========



         $     --           $    --         $       --          $    --         $        --       $   120,949         $    2,752
               --                13                 --               --              75,293         1,011,009              6,316
          530,836            11,077            861,469           11,122           9,453,926        16,770,498          4,568,198
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========
         $     --           $    --         $       --          $    --         $        --       $     13.30         $     9.07
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   9.86           $ 10.90         $       --          $    --         $      9.55       $     11.88         $     9.85
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   7.09           $  6.27         $     6.19          $  5.24         $      8.89       $      9.78         $     8.02
         ========           =======         ==========          =======         ===========       ===========         ==========

         $739,178           $21,874         $1,680,131          $16,901         $14,374,029       $32,044,737         $8,335,704
         ========           =======         ==========          =======         ===========       ===========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                         FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                           PORTFOLIO--        PORTFOLIO--        PORTFOLIO--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL SHARES
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $1,049,138         $3,138,103         $1,872,251
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --                 --                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --                  4                 --
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --         $       --         $       --
     Series II Policies...............              --             11,101                 --
     Series III Policies..............       1,049,138          3,126,998          1,872,251
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
     Series I Variable accumulation
       unit value.....................      $       --         $       --         $       --
                                            ==========         ==========         ==========
     Series II Variable accumulation
       unit value.....................      $    10.20         $     7.38         $       --
                                            ==========         ==========         ==========
     Series III Variable accumulation
       unit value.....................      $     8.97         $     8.31         $     7.61
                                            ==========         ==========         ==========

Identified Cost of Investment.........      $1,396,698         $4,468,506         $2,825,043
                                            ==========         ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










                                        FIDELITY(R) VIP                                    FIDELITY(R) VIP  FIDELITY(R) VIP
      FIDELITY(R) VIP  FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE            VALUE
          GROWTH--       INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--       LEADERS--       STRATEGIES--
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2
      ---------------------------------------------------------------------------------------------------------------------


         $1,776,928      $24,655,686       $6,981,717      $14,368,404      $ 8,138,185         $ 352           $186,910
                 --               --               --               --               --            --                 --

            (10,683)          12,885           (6,882)           7,921               --            --                 --




                 10               53              430              102               32            --                 --
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========


         $       --      $        --       $       --      $        --      $        --         $  --           $     --
             46,313          247,079        1,904,381          467,842          146,974            --                 --
          1,719,922       24,421,439        5,070,024       13,908,381        7,991,179           352            186,910
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $       --      $        --       $       --      $        --      $        --         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.79      $     10.63       $    12.65      $     13.76      $      8.74         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.52      $      8.67       $    11.14      $     10.82      $      9.69         $9.96           $   7.25
         ==========      ===========       ==========      ===========      ===========         =====           ========

         $2,744,496      $37,068,931       $7,318,781      $23,953,052      $14,297,579         $ 362           $419,756
         ==========      ===========       ==========      ===========      ===========         =====           ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           JANUS ASPEN                         JANUS ASPEN
                                             SERIES          JANUS ASPEN     SERIES MID CAP
                                           BALANCED--      SERIES FORTY--       GROWTH--
                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                             SHARES            SHARES            SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $14,719,756       $5,269,398        $5,753,699
  Dividends due and accrued...........              --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           3,973              677             1,702

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           2,618               --                --
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 8,303,115       $       --        $       --
     Series II Policies...............       1,795,757               --                --
     Series III Policies..............       4,622,239        5,270,075         5,755,401
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========
     Series I Variable accumulation
       unit value.....................     $     17.07       $       --        $       --
                                           ===========       ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     12.63       $       --        $       --
                                           ===========       ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     11.81       $     8.56        $     9.82
                                           ===========       ==========        ==========

Identified Cost of Investment.........     $16,434,729       $7,627,260        $9,085,019
                                           ===========       ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        JANUS ASPEN
          SERIES                                          LVIP BARON
         WORLDWIDE         LAZARD         LORD ABBETT       GROWTH                          MFS(R) NEW
         GROWTH--        RETIREMENT      SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES
       INSTITUTIONAL    INTERNATIONAL    MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--
          SHARES      EQUITY PORTFOLIO     PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------



         $527,868        $1,728,198       $4,828,437      $1,976,026        $137,362          $5,074         $1,045,770
               --                --               --              --              --              --                 --

               --                --          (19,917)          4,672              --              --                 --




               40                28               26              21              30              --                 17
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========



         $157,961        $       --       $       --      $       --        $     --          $   --         $       --
               --           129,610          123,081          95,835         137,332              --             72,666
          369,867         1,598,560        4,685,413       1,884,842              --           5,074            973,087
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   8.02        $       --       $       --      $       --        $     --          $   --         $       --
         ========        ==========       ==========      ==========        ========          ======         ==========
         $  10.53        $     7.75       $    10.95      $     6.60        $  11.41          $   --         $    10.85
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   7.39        $     9.30       $     8.58      $     7.30        $     --          $ 7.37         $    12.02
         ========        ==========       ==========      ==========        ========          ======         ==========

         $807,379        $2,615,300       $8,277,396      $3,110,173        $153,275          $9,218         $1,700,005
         ========        ==========       ==========      ==========        ========          ======         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                        MORGAN STANLEY
                                      MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY
                                       UIF EMERGING         MARKETS        UIF U.S. REAL
                                      MARKETS DEBT--       EQUITY--          ESTATE--
                                          CLASS I           CLASS I           CLASS I
                                      --------------------------------------------------

ASSETS:
  Investments, at net asset value..     $  998,017        $4,123,685        $ 7,964,541
  Dividends due and accrued........             --                --                 --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........             --             1,036            (19,083)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................             20                96                 62
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............     $       --        $      215        $        --
     Series II Policies............         90,729           139,225            282,742
     Series III Policies...........        907,268         3,985,185          7,662,654
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========
     Series I Variable accumulation
       unit value..................     $       --        $    13.98        $        --
                                        ==========        ==========        ===========
     Series II Variable
       accumulation unit value.....     $    11.29        $    10.09        $     13.88
                                        ==========        ==========        ===========
     Series III Variable
       accumulation unit value.....     $    12.20        $    12.46        $     11.38
                                        ==========        ==========        ===========

Identified Cost of Investment......     $1,275,695        $8,641,513        $15,449,967
                                        ==========        ==========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                          OPPENHEIMER
         NEUBERGER          CAPITAL         OPPENHEIMER
          BERMAN         APPRECIATION        CORE BOND         PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
       AMT PARTNERS         FUND/VA           FUND/VA         DURATION--         RETURN--          RETURN--        GOVERNMENT--
        PORTFOLIO--       NON-SERVICE       NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
          CLASS I           SHARES            SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $288,142           $1,059            $1,031          $1,313,168        $5,595,414        $29,713,129        $ 99,710
               --               --                --               5,043            12,405            110,114             317

               --               --                --                  --                14             11,141              --





               --               --                --                  --                --                 --              --
         --------           ------            ------          ----------        ----------        -----------        --------
         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027

         ========           ======            ======          ==========        ==========        ===========        ========



         $     --           $   --            $   --          $       --        $       --        $        --        $     --
               --               --                --                 364             2,119                 --              --
          288,142            1,059             1,031           1,317,847         5,605,714         29,834,384         100,027
         --------           ------            ------          ----------        ----------        -----------        --------

         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $       --        $       --        $        --        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $    10.12        $    10.61        $     10.65        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $   5.07           $ 6.10            $ 7.44          $    11.27        $    10.72        $     12.55        $  13.97
         ========           ======            ======          ==========        ==========        ===========        ========


         $505,814           $1,540            $1,385          $1,368,852        $6,108,330        $29,624,028        $ 89,278
         ========           ======            ======          ==========        ==========        ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                              ROYCE             ROYCE
                                            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                                           PORTFOLIO--       PORTFOLIO--        BLUE CHIP
                                           INVESTMENT        INVESTMENT          GROWTH
                                              CLASS             CLASS           PORTFOLIO
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,596,106        $5,086,872        $6,090,859
  Dividends due and accrued...........             --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,334                22               956

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              7                --                --
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $       --        $       --
     Series II Policies...............         30,918                --                --
     Series III Policies..............      1,566,515         5,086,894         6,091,815
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========
     Series I Variable accumulation
       unit value.....................     $       --        $       --        $       --
                                           ==========        ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     8.70        $    10.50        $    12.64
                                           ==========        ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     8.79        $     8.35        $     8.25
                                           ==========        ==========        ==========

Identified Cost of Investment.........     $2,898,496        $6,900,548        $9,337,865
                                           ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                  T. ROWE PRICE        VAN ECK
                                                                                T. ROWE PRICE       PERSONAL          WORLDWIDE
       T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      T. ROWE PRICE      NEW AMERICA        STRATEGY           ABSOLUTE
       EQUITY INCOME       INDEX 500       INTERNATIONAL      LIMITED-TERM         GROWTH           BALANCED       RETURN--INITIAL
         PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO    BOND PORTFOLIO       PORTFOLIO         PORTFOLIO        CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $16,066,728        $373,126          $1,018,799        $1,979,165        $1,885,907        $16,427,199         $299,405
                 --              --                  --             6,829                --                 --               --

            (21,390)             --               1,354                --               338                 --           (3,747)



                336              --                  60                28                --                 --               --
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========



        $   405,240        $     --          $       --        $       --        $       --        $        --         $     --
          1,077,940              --             283,715           123,983                --                 --               --
         14,561,822         373,126             736,378         1,861,983         1,886,245         16,427,199          295,658
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $     11.23        $     --          $       --        $       --        $       --        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.72        $     --          $     8.94        $    11.96        $    14.07        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.09        $   8.03          $     8.95        $    11.41        $     8.13        $      9.81         $   9.76
        ===========        ========          ==========        ==========        ==========        ===========         ========

        $25,779,269        $563,796          $1,978,534        $2,018,001        $3,128,529        $22,518,437         $341,980
        ===========        ========          ==========        ==========        ==========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008






                                                     VAN ECK          VAN ECK WIT
                                                    WORLDWIDE          WORLDWIDE
                                                       HARD           BOND FUND--
                                                 ASSETS--INITIAL     INITIAL CLASS
                                                   CLASS SHARES         SHARES
                                                 ---------------------------------

ASSETS:
  Investments, at net asset value.............       $15,926            $3,566
  Dividends due and accrued...................            --                --
  Net receivable from (payable to) New York
     Life Insurance and
     Annuity Corporation......................            --                --

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges.......            --                --
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................       $    --            $   --
     Series II Policies.......................            --                --
     Series III Policies......................        15,926             3,566
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======
     Series I Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series II Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series III Variable accumulation unit
       value..................................       $  4.74            $10.63
                                                     =======            ======

Identified Cost of Investment.................       $21,862            $3,330
                                                     =======            ======




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                             MAINSTAY VP
                                            MAINSTAY VP        CAPITAL
                                               BOND--       APPRECIATION--    MAINSTAY VP
                                           INITIAL CLASS    INITIAL CLASS   CASH MANAGEMENT
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  98,585       $     60,842     $  3,343,356
  Mortality and expense risk charges....        (8,772)           (62,762)        (630,683)
                                             ---------       ------------     ------------
       Net investment income (loss).....        89,813             (1,920)       2,712,673
                                             ---------       ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       516,109         14,223,535       52,831,065
  Cost of investments sold..............      (487,915)       (16,748,793)     (52,827,614)
                                             ---------       ------------     ------------
       Net realized gain (loss) on
          investments...................        28,194         (2,525,258)           3,451
  Realized gain distribution received...           685                 --               --
  Change in unrealized appreciation
     (depreciation) on investments......       (36,586)        (4,336,440)           7,246
                                             ---------       ------------     ------------
       Net gain (loss) on investments...        (7,707)        (6,861,698)          10,697
                                             ---------       ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  82,106       $ (6,863,618)    $  2,723,370
                                             =========       ============     ============








                                            MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                             LARGE CAP         MID CAP          MID CAP
                                              GROWTH--          CORE--          GROWTH--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     80       $    202,265     $        --
  Mortality and expense risk charges....          (440)          (160,015)        (34,352)
                                              --------       ------------     -----------
       Net investment income (loss).....          (360)            42,250         (34,352)
                                              --------       ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         7,824         11,517,279       5,801,398
  Cost of investments sold..............        (6,747)       (12,929,203)     (8,501,924)
                                              --------       ------------     -----------
       Net realized gain (loss) on
          investments...................         1,077         (1,411,924)     (2,700,526)
  Realized gain distribution received...            --          7,336,611         845,982
  Change in unrealized appreciation
     (depreciation) on investments......       (54,915)       (35,016,381)     (3,040,903)
                                              --------       ------------     -----------
       Net gain (loss) on investments...       (53,838)       (29,091,694)     (4,895,447)
                                              --------       ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(54,198)      $(29,049,444)    $(4,929,799)
                                              ========       ============     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                             MAINSTAY VP
        MAINSTAY VP                                                           HIGH YIELD      MAINSTAY VP       MAINSTAY VP
           COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP       CORPORATE       ICAP SELECT      INTERNATIONAL
          STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--        BOND--          EQUITY--         EQUITY--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
      -----------------------------------------------------------------------------------------------------------------------


        $  1,405,684      $  14,584         $  28,996        $  54,263       $ 1,240,311      $    736,833     $    892,593
            (232,615)        (2,021)           (2,406)          (6,974)          (67,802)         (236,934)        (219,718)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
           1,173,069         12,563            26,590           47,289         1,172,509           499,899          672,875
        ------------      ---------         ---------        ---------       -----------      ------------     ------------


           1,904,555          7,976           245,287          196,057         7,572,056         5,399,073       15,740,258
          (2,503,058)        (7,967)         (279,691)        (185,965)       (8,758,977)       (6,850,400)     (15,806,012)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
            (598,503)             9           (34,404)          10,092        (1,186,921)       (1,451,327)         (65,754)
          12,678,056         84,682                --               --                --         5,399,951        7,374,968

         (53,224,688)      (341,816)         (115,663)          94,505        (3,772,100)      (70,542,602)     (26,367,533)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
         (41,145,135)      (257,125)         (150,067)         104,597        (4,959,021)      (66,593,978)     (19,058,319)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------

        $(39,972,066)     $(244,562)        $(123,477)       $ 151,886       $(3,786,512)     $(66,094,079)    $(18,385,444)
        ============      =========         =========        =========       ===========      ============     ============






                                                                                                AIM V.I.
                         MAINSTAY VP       MAINSTAY VP                                           GLOBAL          AIM V.I.
        MAINSTAY VP        S&P 500          SMALL CAP       MAINSTAY VP      MAINSTAY VP      REAL ESTATE      INTERNATIONAL
      MID CAP VALUE--      INDEX--          GROWTH--       TOTAL RETURN--      VALUE--           FUND--        GROWTH FUND--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES
      -----------------------------------------------------------------------------------------------------------------------


        $    968,009     $  3,734,090      $        --      $   305,524     $   4,624,422     $    84,050       $    27,163
            (140,325)        (519,049)         (15,477)         (28,732)         (174,188)         (5,383)          (21,217)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
             827,684        3,215,041          (15,477)         276,792         4,450,234          78,667             5,946
        ------------     ------------      -----------      -----------     -------------     -----------       -----------


             723,967       18,414,909        1,968,399        6,185,611       186,602,898         381,279           826,601
            (852,275)     (19,888,869)      (2,610,311)      (8,335,630)     (194,002,362)     (1,069,887)       (1,183,421)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
            (128,308)      (1,473,960)        (641,912)      (2,150,019)       (7,399,464)       (688,608)         (356,820)
           8,256,236               --          496,968        1,198,603        25,359,094         129,899            65,684

         (29,884,351)     (69,198,337)      (1,295,725)      (2,101,947)      (24,114,686)       (194,236)       (2,028,841)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
         (21,756,423)     (70,672,297)      (1,440,669)      (3,053,363)       (6,155,056)       (752,945)       (2,319,977)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------

        $(20,928,739)    $(67,457,256)     $(1,456,146)     $(2,776,571)    $  (1,704,822)    $  (674,278)      $(2,314,031)
        ============     ============      ===========      ===========     =============     ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008


                                                                              ALGER AMERICAN
                                           ALGER AMERICAN    ALGER AMERICAN    SMALLCAP AND
                                               CAPITAL          SMALLCAP          MIDCAP
                                            APPRECIATION         GROWTH          GROWTH--
                                             PORTFOLIO--      PORTFOLIO--         CLASS O
                                           CLASS O SHARES    CLASS O SHARES      SHARES(A)
                                          ---------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     --        $        --         $    --
  Mortality and expense risk charges....          (173)            (7,875)            (14)
                                              --------        -----------         -------
       Net investment income (loss).....          (173)            (7,875)            (14)
                                              --------        -----------         -------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        15,559            442,149             185
  Cost of investments sold..............       (16,733)          (659,735)           (256)
                                              --------        -----------         -------
       Net realized gain (loss) on
          investments...................        (1,174)          (217,586)            (71)
  Realized gain distribution received...            --             23,510              --
  Change in unrealized appreciation
     (depreciation) on investments......       (21,024)          (848,188)         (2,161)
                                              --------        -----------         -------
       Net gain (loss) on investments...       (22,198)        (1,042,264)         (2,232)
                                              --------        -----------         -------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(22,371)       $(1,050,139)        $(2,246)
                                              ========        ===========         =======








                                           AMERICAN FUNDS
                                           INTERNATIONAL
                                               FUND--          CVS CALVERT       DAVIS VALUE
                                           CLASS 2 SHARES    SOCIAL BALANCED      PORTFOLIO
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   120,670          $   348         $    15,714
  Mortality and expense risk charges....        (18,691)             (63)             (7,653)
                                            -----------          -------         -----------
       Net investment income (loss).....        101,979              285               8,061
                                            -----------          -------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,283,272              309           1,011,108
  Cost of investments sold..............     (3,242,370)            (357)         (1,427,064)
                                            -----------          -------         -----------
       Net realized gain (loss) on
          investments...................       (959,098)             (48)           (415,956)
  Realized gain distribution received...        804,496              195              36,817
  Change in unrealized appreciation
     (depreciation) on investments......     (2,283,076)          (5,295)           (541,231)
                                            -----------          -------         -----------
       Net gain (loss) on investments...     (2,437,678)          (5,148)           (920,370)
                                            -----------          -------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,335,699)         $(4,863)        $  (912,309)
                                            ===========          =======         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                           ALLIANCEBERNSTEIN
       ALLIANCEBERNSTEIN      VPS SMALL/           AMERICAN         AMERICAN FUNDS      AMERICAN FUNDS
       VPS INTERNATIONAL     MID CAP VALUE       CENTURY(R) VP     ASSET ALLOCATION      GLOBAL SMALL
       VALUE PORTFOLIO--      PORTFOLIO--           VALUE--             FUND--         CAPITALIZATION--
        CLASS A SHARES     CLASS A SHARES(B)       CLASS II         CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------------------------------------------------------------------


          $     7,207          $    538           $    26,012          $   8,490           $      --
               (4,207)             (388)               (4,492)            (1,154)             (2,465)
          -----------          --------           -----------          ---------           ---------
                3,000               150                21,520              7,336              (2,465)
          -----------          --------           -----------          ---------           ---------


              615,571             2,797               597,467            188,730             342,959
           (1,360,246)           (3,441)           (1,050,162)          (270,920)           (718,536)
          -----------          --------           -----------          ---------           ---------
             (744,675)             (644)             (452,695)           (82,190)           (375,577)
               39,751             7,643               147,568             12,662              86,223

             (235,620)          (54,722)              (85,544)           (46,981)           (135,075)
          -----------          --------           -----------          ---------           ---------
             (940,544)          (47,723)             (390,671)          (116,509)           (424,429)
          -----------          --------           -----------          ---------           ---------

          $  (937,544)         $(47,573)          $  (369,151)         $(109,173)          $(426,894)
          ===========          ========           ===========          =========           =========


                            AMERICAN FUNDS
        AMERICAN FUNDS       GROWTH-INCOME
         GROWTH FUND--          FUND--
        CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------

           $  13,904           $  1,014
              (5,587)              (203)
           ---------           --------
               8,317                811
           ---------           --------


             430,054              5,790
            (539,240)            (6,681)
           ---------           --------
            (109,186)              (891)
             138,011              2,203

            (846,786)           (23,648)
           ---------           --------
            (817,961)           (22,336)
           ---------           --------

           $(809,644)          $(21,525)
           =========           ========






         DELAWARE VIP
         INTERNATIONAL        DREYFUS IP          DREYFUS VIF         DWS DREMAN          DWS GLOBAL
         VALUE EQUITY         TECHNOLOGY          DEVELOPING         SMALL MID CAP       OPPORTUNITIES
           SERIES--            GROWTH--            LEADERS--          VALUE VIP--            VIP--
        STANDARD CLASS      INITIAL SHARES      INITIAL SHARES      CLASS A SHARES     CLASS A SHARES(C)
      --------------------------------------------------------------------------------------------------


           $   7,646           $      --            $   143            $  17,136            $    --
              (1,586)             (2,619)               (73)              (4,755)               (31)
           ---------           ---------            -------            ---------            -------
               6,060              (2,619)                70               12,381                (31)
           ---------           ---------            -------            ---------            -------


             260,135              48,617                965               57,267                130
            (612,599)            (53,182)            (1,400)             (87,088)              (183)
           ---------           ---------            -------            ---------            -------
            (352,464)             (4,565)              (435)             (29,821)               (53)
              27,988                  --                854              419,299                 --

             122,792            (302,140)            (7,381)            (816,306)            (5,778)
           ---------           ---------            -------            ---------            -------
            (201,684)           (306,705)            (6,962)            (426,828)            (5,831)
           ---------           ---------            -------            ---------            -------

           $(195,624)          $(309,324)           $(6,892)           $(414,447)           $(5,862)
           =========           =========            =======            =========            =======


         DWS SMALL CAP      FIDELITY(R) VIP
          INDEX VIP--       CONTRAFUND(R)--
        CLASS A SHARES       INITIAL CLASS
      --------------------------------------

         $    237,602        $    265,697
              (63,370)            (94,596)
         ------------        ------------
              174,232             171,101
         ------------        ------------


            8,250,229           4,045,642
          (11,250,570)         (6,274,542)
         ------------        ------------
           (3,000,341)         (2,228,900)
            1,510,836             505,426

           (3,638,305)        (11,372,771)
         ------------        ------------
           (5,127,810)        (13,096,245)
         ------------        ------------

         $ (4,953,578)       $(12,925,144)
         ============        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                            FIDELITY(R) VIP      FREEDOM 2010        FREEDOM 2020
                                            EQUITY-INCOME--       PORTFOLIO--         PORTFOLIO--
                                             INITIAL CLASS      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   184,221          $  36,925          $   105,651
  Mortality and expense risk charges....          (34,681)            (3,738)              (9,907)
                                              -----------          ---------          -----------
       Net investment income (loss).....          149,540             33,187               95,744
                                              -----------          ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        2,420,258            118,335              381,470
  Cost of investments sold..............       (3,329,304)          (135,475)            (422,431)
                                              -----------          ---------          -----------
       Net realized gain (loss) on
          investments...................         (909,046)           (17,140)             (40,961)
  Realized gain distribution received...            7,831             39,507              138,978
  Change in unrealized appreciation
     (depreciation) on investments......       (3,026,008)          (353,779)          (1,321,259)
                                              -----------          ---------          -----------
       Net gain (loss) on investments...       (3,927,223)          (331,412)          (1,223,242)
                                              -----------          ---------          -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(3,777,683)         $(298,225)         $(1,127,498)
                                              ===========          =========          ===========







                                            FIDELITY(R) VIP       JANUS ASPEN         JANUS ASPEN
                                                 VALUE         SERIES BALANCED--    SERIES FORTY--
                                             STRATEGIES--        INSTITUTIONAL       INSTITUTIONAL
                                            SERVICE CLASS 2         SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   1,666          $   442,754         $    10,188
  Mortality and expense risk charges....          (1,378)             (58,887)            (30,659)
                                               ---------          -----------         -----------
       Net investment income (loss).....             288              383,867             (20,471)
                                               ---------          -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         115,695            1,054,877           1,452,829
  Cost of investments sold..............        (165,817)            (942,599)         (1,268,496)
                                               ---------          -----------         -----------
       Net realized gain (loss) on
          investments...................         (50,122)             112,278             184,333
  Realized gain distribution received...          67,478            1,141,413                  --
  Change in unrealized appreciation
     (depreciation) on investments......        (223,901)          (4,456,582)         (4,287,212)
                                               ---------          -----------         -----------
       Net gain (loss) on investments...        (206,545)          (3,202,891)         (4,102,879)
                                               ---------          -----------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $(206,257)         $(2,819,024)        $(4,123,350)
                                               =========          ===========         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        FIDELITY(R) VIP                                             FIDELITY(R) VIP
         FREEDOM 2030       FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP     FIDELITY(R) VIP
          PORTFOLIO--          GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--          OVERSEAS--
        INITIAL SHARES       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------


           $  58,692          $    22,669        $    740,164         $   271,830        $     95,678         $   316,043
              (6,329)             (13,771)           (142,361)            (27,182)            (87,881)            (53,516)
           ---------          -----------        ------------         -----------        ------------         -----------
              52,363                8,898             597,803             244,648               7,797             262,527
           ---------          -----------        ------------         -----------        ------------         -----------


              57,456              866,324           3,401,993           1,208,876           4,860,792           2,559,700
             (68,346)            (862,545)         (3,457,983)         (1,267,952)         (6,264,731)         (3,590,975)
           ---------          -----------        ------------         -----------        ------------         -----------
             (10,890)               3,779             (55,990)            (59,076)         (1,403,939)         (1,031,275)
             123,291                   --             319,440               5,278           3,254,283           1,369,790

            (955,956)          (1,818,112)        (15,146,216)           (443,152)        (11,392,134)         (7,415,254)
           ---------          -----------        ------------         -----------        ------------         -----------
            (843,555)          (1,814,333)        (14,882,766)           (496,950)         (9,541,790)         (7,076,739)
           ---------          -----------        ------------         -----------        ------------         -----------

           $(791,192)         $(1,805,435)       $(14,284,963)        $  (252,302)       $ (9,533,993)        $(6,814,212)
           =========          ===========        ============         ===========        ============         ===========


        FIDELITY(R)
         VIP VALUE
         LEADERS--
          INITIAL
          CLASS(G)
      ---------------

            $  9
              --
            ----
               9
            ----


              11
             (13)
            ----
              (2)
              --

             (10)
            ----
             (12)
            ----

            $ (3)
            ====





                              JANUS ASPEN
          JANUS ASPEN           SERIES              LAZARD                                LVIP BARON
        SERIES MID CAP         WORLDWIDE          RETIREMENT          LORD ABBETT           GROWTH
           GROWTH--            GROWTH--          INTERNATIONAL       SERIES FUND--       OPPORTUNITIES
         INSTITUTIONAL       INSTITUTIONAL          EQUITY           MID-CAP VALUE       FUND--SERVICE
            SHARES              SHARES             PORTFOLIO           PORTFOLIO         CLASS SHARES
      --------------------------------------------------------------------------------------------------


          $    21,304          $   9,817          $    29,434        $     87,444         $        --
              (34,911)            (3,251)             (11,858)            (35,015)             (9,141)
          -----------          ---------          -----------        ------------         -----------
              (13,607)             6,566               17,576              52,429              (9,141)
          -----------          ---------          -----------        ------------         -----------


            1,597,635            149,967            1,188,502           8,533,806             925,646
           (1,569,821)          (186,258)          (1,996,075)        (10,775,582)         (1,149,009)
          -----------          ---------          -----------        ------------         -----------
               27,814            (36,291)            (807,573)         (2,241,776)           (223,363)
              450,133                 --               11,177             292,200             128,133

           (4,724,329)          (453,184)            (661,009)         (1,341,293)         (1,014,610)
          -----------          ---------          -----------        ------------         -----------
           (4,246,382)          (489,475)          (1,457,405)         (3,290,869)         (1,109,840)
          -----------          ---------          -----------        ------------         -----------

          $(4,259,989)         $(482,909)         $(1,439,829)       $ (3,238,440)        $(1,118,981)
          ===========          =========          ===========        ============         ===========


            MFS(R)            MFS(R) NEW
           INVESTORS           DISCOVERY
        TRUST SERIES--         SERIES--
         INITIAL CLASS       INITIAL CLASS
      --------------------------------------

           $  1,510             $    --
               (451)                (33)
           --------             -------
              1,059                 (33)
           --------             -------


              4,035                 251
             (2,900)               (312)
           --------             -------
              1,135                 (61)
             12,464               1,453

            (83,554)             (4,727)
           --------             -------
            (69,955)             (3,335)
           --------             -------

           $(68,896)            $(3,368)
           ========             =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                            MORGAN STANLEY   MORGAN STANLEY
                                               MFS(R)        UIF EMERGING     UIF EMERGING
                                             UTILITIES         MARKETS          MARKETS
                                              SERIES--          DEBT--          EQUITY--
                                           INITIAL CLASS       CLASS I          CLASS I
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  21,204        $  89,123       $        --
  Mortality and expense risk charges....        (6,680)          (4,732)          (29,350)
                                             ---------        ---------       -----------
       Net investment income (loss).....        14,524           84,391           (29,350)
                                             ---------        ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       352,552          321,761         2,490,087
  Cost of investments sold..............      (471,521)        (390,500)       (2,552,818)
                                             ---------        ---------       -----------
       Net realized gain (loss) on
          investments...................      (118,969)         (68,739)          (62,731)
  Realized gain distribution received...       219,500           51,440         1,933,522
  Change in unrealized appreciation
     (depreciation) on investments......      (868,210)        (264,705)       (6,683,200)
                                             ---------        ---------       -----------
       Net gain (loss) on investments...      (767,679)        (282,004)       (4,812,409)
                                             ---------        ---------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(753,155)       $(197,613)      $(4,841,759)
                                             =========        =========       ===========







                                                                ROYCE            ROYCE
                                             PIMCO U.S.       MICRO-CAP        SMALL-CAP
                                            GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
                                           ADMINISTRATIVE     INVESTMENT       INVESTMENT
                                            CLASS SHARES        CLASS            CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  3,241       $    81,687      $    41,154
  Mortality and expense risk charges....          (414)          (13,807)         (18,336)
                                              --------       -----------      -----------
       Net investment income (loss).....         2,827            67,880           22,818
                                              --------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        37,583         1,607,891          823,927
  Cost of investments sold..............       (34,400)       (2,525,846)        (945,793)
                                              --------       -----------      -----------
       Net realized gain (loss) on
          investments...................         3,183          (917,955)        (121,866)
  Realized gain distribution received...         1,031           342,319          529,057
  Change in unrealized appreciation
     (depreciation) on investments......         8,009        (1,065,009)      (1,538,706)
                                              --------       -----------      -----------
       Net gain (loss) on investments...        12,223        (1,640,645)      (1,131,515)
                                              --------       -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 15,050       $(1,572,765)     $(1,108,697)
                                              ========       ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                             OPPENHEIMER
                            NEUBERGER          CAPITAL        OPPENHEIMER
       MORGAN STANLEY      BERMAN AMT        APPRECIATION   CORE BOND FUND/       PIMCO            PIMCO             PIMCO
       UIF U.S. REAL        PARTNERS         FUND/VA NON-       VA NON-       LOW DURATION--   REAL RETURN--    TOTAL RETURN--
          ESTATE--         PORTFOLIO--         SERVICE          SERVICE       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
          CLASS I          CLASS I(A)         SHARES(E)        SHARES(F)       CLASS SHARES     CLASS SHARES     CLASS SHARES
      -------------------------------------------------------------------------------------------------------------------------


        $    502,276        $   1,682           $  --            $  --          $  34,927       $   203,605       $ 1,246,367
             (55,773)            (752)             (1)              (1)            (4,004)          (25,492)         (123,903)
        ------------        ---------           -----            -----          ---------       -----------       -----------
             446,503              930              (1)              (1)            30,923           178,113         1,122,464
        ------------        ---------           -----            -----          ---------       -----------       -----------


           5,004,935           82,088               7                5            320,641         1,190,614         7,001,972
         (11,521,450)        (108,679)            (10)              (6)          (316,298)       (1,195,276)       (6,724,656)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (6,516,515)         (26,591)             (3)              (1)             4,343            (4,662)          277,316
           5,508,663           53,081              --               --             19,005             8,637           553,511
          (4,474,497)        (217,672)           (482)            (354)           (66,892)         (688,624)         (827,010)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (5,482,349)        (191,182)           (485)            (355)           (43,544)         (684,649)            3,817
        ------------        ---------           -----            -----          ---------       -----------       -----------

        $ (5,035,846)       $(190,252)          $(486)           $(356)         $ (12,621)      $  (506,536)      $ 1,126,281
        ============        =========           =====            =====          =========       ===========       ===========







                                                                                                                 T. ROWE PRICE
       T. ROWE PRICE                                                                           T. ROWE PRICE       PERSONAL
         BLUE CHIP        T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE     NEW AMERICA        STRATEGY
           GROWTH         EQUITY INCOME       INDEX 500      INTERNATIONAL     LIMITED-TERM        GROWTH          BALANCED
         PORTFOLIO          PORTFOLIO         PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO         PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------------


        $     8,851        $   489,887        $   9,528       $    32,502       $  80,395       $        --       $   378,696
            (34,663)           (86,767)          (1,988)           (6,343)         (8,800)          (11,047)          (62,522)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            (25,812)           403,120            7,540            26,159          71,595           (11,047)          316,174
        -----------        -----------        ---------       -----------       ---------       -----------       -----------



          2,238,060          5,553,001           23,077           452,549         609,342           929,493         3,071,797
         (2,123,194)        (6,329,491)         (24,854)         (461,871)       (606,320)         (984,231)       (3,509,125)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            114,866           (776,490)          (1,777)           (9,322)          3,022           (54,738)         (437,328)
                 --            623,061               --            62,762              --           120,456            80,023

         (4,233,587)        (9,145,946)        (210,565)       (1,071,444)        (54,173)       (1,196,498)       (5,204,862)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------
         (4,118,721)        (9,299,375)        (212,342)       (1,018,004)        (51,151)       (1,130,780)       (5,562,167)


        -----------        -----------        ---------       -----------       ---------       -----------       -----------

        $(4,144,533)       $(8,896,255)       $(204,802)      $  (991,845)      $  20,444       $(1,141,827)      $(5,245,993)
        ===========        ===========        =========       ===========       =========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                              VAN ECK          VAN ECK        VAN ECK WIT
                                             WORLDWIDE        WORLDWIDE        WORLDWIDE
                                              ABSOLUTE      HARD ASSETS--         BOND
                                          RETURN--INITIAL   INITIAL CLASS    FUND--INITIAL
                                            CLASS SHARES      SHARES(D)       CLASS SHARES
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $    287         $     --          $  12
  Mortality and expense risk charges....        (1,394)             (74)            (3)
                                              --------         --------          -----
       Net investment income (loss).....        (1,107)             (74)             9
                                              --------         --------          -----

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         3,884           30,619            142
  Cost of investments sold..............        (3,878)         (56,289)          (153)
                                              --------         --------          -----
       Net realized gain (loss) on
          investments...................             6          (25,670)           (11)
  Realized gain distribution received...         9,188               --             --
  Change in unrealized appreciation
     (depreciation)  on investments.....       (52,757)          (5,936)           233
                                              --------         --------          -----
       Net gain (loss) on investments...       (43,563)         (31,606)           222
                                              --------         --------          -----
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(44,670)        $(31,680)         $ 231
                                              ========         ========          =====




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007


                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   89,813        $    49,544        $     (1,920)
     Net realized gain (loss) on investments................          28,194             51,739          (2,525,258)
     Realized gain distribution received....................             685                 --                ----
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (36,586)            (7,623)         (4,336,440)
                                                                  ----------        -----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................          82,106             93,660          (6,863,618)
                                                                  ----------        -----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................         309,944            313,459               6,398
     Cost of insurance......................................         (33,226)           (22,746)           (111,227)
     Policyowners' surrenders...............................         (36,233)        (1,071,643)            (50,899)
     Net transfers from (to) Fixed Account..................          40,698            155,672           1,196,461
     Transfers between Investment Divisions.................         514,451             14,995          (6,437,244)
     Policyowners' death benefits...........................            (396)           (32,772)                 --
                                                                  ----------        -----------        ------------
       Net contributions and (withdrawals)..................         795,238           (643,035)         (5,396,511)
                                                                  ----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                  3                 149
                                                                  ----------        -----------        ------------
          Increase (decrease) in net assets.................         877,344           (549,372)        (12,259,980)
NET ASSETS:
     Beginning of year......................................       1,707,837          2,257,209          19,741,240
                                                                  ----------        -----------        ------------
     End of year............................................      $2,585,181        $ 1,707,837        $  7,481,260
                                                                  ==========        ===========        ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (55,954)
     Net realized gain (loss) on investments................       2,150,019
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         145,687
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,239,752
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          14,160
     Cost of insurance......................................        (137,458)
     Policyowners' surrenders...............................        (870,721)
     Net transfers from (to) Fixed Account..................      (4,856,385)
     Transfers between Investment Divisions.................         471,308
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (5,379,096)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,252)
                                                                 -----------
          Increase (decrease) in net assets.................      (3,140,596)
NET ASSETS:
     Beginning of year......................................      22,881,836
                                                                 -----------
     End of year............................................     $19,741,240
                                                                 ===========




                                                                                                       MAINSTAY VP
                                                                                                        HIGH YIELD
                                                                           MAINSTAY VP                  CORPORATE
                                                                          GOVERNMENT--                    BOND--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   47,289         $   41,094        $ 1,172,509
     Net realized gain (loss) on investments................          10,092              1,155         (1,186,921)
     Realized gain distribution received....................              --                 --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          94,505              9,531         (3,772,100)
                                                                  ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         151,886             51,780         (3,786,512)
                                                                  ----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         193,478            166,705          1,649,309
     Cost of insurance......................................         (30,621)           (12,290)          (160,521)
     Policyowners' surrenders...............................         (27,467)                --           (489,389)
     Net transfers from (to) Fixed Account..................          33,612            133,880             46,085
     Transfers between Investment Divisions.................         321,533            554,008         (1,618,382)
     Policyowners' death benefits...........................              --                 --            (30,840)
                                                                  ----------         ----------        -----------
       Net contributions and (withdrawals)..................         490,535            842,303           (603,738)
                                                                  ----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (1)                (3)                15
                                                                  ----------         ----------        -----------
          Increase (decrease) in net assets.................         642,420            894,080         (4,390,235)
NET ASSETS:
     Beginning of year......................................       1,357,604            463,524         15,145,733
                                                                  ----------         ----------        -----------
     End of year............................................      $2,000,024         $1,357,604        $10,755,498
                                                                  ==========         ==========        ===========


                                                                 MAINSTAY VP
                                                                  HIGH YIELD
                                                                  CORPORATE
                                                                    BOND--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   920,067
     Net realized gain (loss) on investments................         267,306
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,063,401)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         123,972
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       2,639,430
     Cost of insurance......................................         (99,489)
     Policyowners' surrenders...............................         (14,272)
     Net transfers from (to) Fixed Account..................       5,043,181
     Transfers between Investment Divisions.................       1,187,215
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................       8,756,065
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                 -----------
          Increase (decrease) in net assets.................       8,880,034
NET ASSETS:
     Beginning of year......................................       6,265,699
                                                                 -----------
     End of year............................................     $15,145,733
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                               MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                    COMMON STOCK--                  CONVERTIBLE--          FLOATING RATE--
             CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $  2,712,673    $  4,453,362    $  1,173,069    $  1,095,848     $  12,563        $ 11,857       $  26,590
              3,451            (671)       (598,503)        238,983             9           6,300         (34,404)
                 --              --      12,678,056       8,180,167        84,682          15,042              --

              7,246           1,156     (53,224,688)     (4,406,055)     (341,816)         36,845        (115,663)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

          2,723,370       4,453,847     (39,972,066)      5,108,943      (244,562)         70,044        (123,477)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

         61,372,666      62,252,552         318,757         277,457       132,645         171,668         229,081
         (1,882,247)     (1,341,349)       (534,809)       (580,608)       (5,182)         (3,608)        (22,473)
           (135,202)       (339,179)       (127,024)        (51,755)         (866)             --            (591)
          9,622,101      36,311,103         342,187         487,186           435         (46,828)        (13,119)
        (10,188,728)    (22,190,128)       (236,989)         30,673         1,405             973        (188,593)
            (55,969)        (19,007)       (268,621)             --        (3,019)             --              --
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         58,732,621      74,673,992        (506,499)        162,953       125,418         122,205           4,305
       ------------    ------------    ------------    ------------     ---------        --------       ---------


               (315)         (1,119)         13,986          (2,951)           34             (28)             (1)
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         61,455,676      79,126,720     (40,464,579)      5,268,945      (119,110)        192,221        (119,173)

        134,936,882      55,810,162     109,475,108     104,206,163       621,969         429,748         499,241
       ------------    ------------    ------------    ------------     ---------        --------       ---------
       $196,392,558    $134,936,882    $ 69,010,529    $109,475,108     $ 502,859        $621,969       $ 380,068
       ============    ============    ============    ============     =========        ========       =========


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $ 32,244
           (4,759)
               --
          (17,244)
         --------

           10,241
         --------

          223,391
          (17,877)
               --
            9,617
          (70,401)
               --
         --------
          144,730
         --------

               --
         --------
          154,971
          344,270
         --------
         $499,241
         ========




                                                                                                       MAINSTAY VP
               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              LARGE CAP
           ICAP SELECT EQUITY--            INCOME AND GROWTH--            INTERNATIONAL EQUITY--         GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    499,899      $   (401)         $--          $     419      $    672,875    $     10,148      $   (360)
         (1,451,327)       38,394           --            124,774           (65,754)     12,612,195         1,077
          5,399,951         6,098           --              3,199         7,374,968       4,557,324            --

        (70,542,602)      (32,808)          --           (128,357)      (26,367,533)    (12,690,627)      (54,915)
       ------------      --------          ---          ---------      ------------    ------------      --------

        (66,094,079)       11,283           --                 35       (18,385,444)      4,489,040       (54,198)
       ------------      --------          ---          ---------      ------------    ------------      --------

              5,142            --           --                 --         2,119,530       2,921,345            --
           (545,558)      (10,731)          --               (555)       (1,313,369)     (1,367,748)       (6,623)
             (8,667)           --           --             (2,926)         (525,762)     (1,709,308)           --
            (25,624)       19,003           --            (19,002)       (1,058,232)    (24,432,096)           --
        181,978,941           961           --               (961)       (3,429,250)      2,190,338          (597)
           (187,548)           --           --                 --          (777,814)       (177,491)           --
       ------------      --------          ---          ---------      ------------    ------------      --------
        181,216,686         9,233           --            (23,444)       (4,984,897)    (22,574,960)       (7,220)
       ------------      --------          ---          ---------      ------------    ------------      --------


              9,091           (17)          --                 --             9,414          (4,456)           30
       ------------      --------          ---          ---------      ------------    ------------      --------
        115,131,698        20,499           --            (23,409)      (23,360,927)    (18,090,376)      (61,388)

            201,220       180,721           --             23,409        74,245,459      92,335,835       143,751
       ------------      --------          ---          ---------      ------------    ------------      --------
       $115,332,918      $201,220          $--          $      --      $ 50,884,532    $ 74,245,459      $ 82,363
       ============      ========          ===          =========      ============    ============      ========


       MAINSTAY VP
        LARGE CAP
         GROWTH--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $   (838)
           14,556
               --
           11,241
         --------

           24,959
         --------

               --
           (6,156)
               --
               --
          (66,997)
               --
         --------
          (73,153)
         --------

              (32)
         --------
          (48,226)
          191,977
         --------
         $143,751
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   MID CAP
                                                                         MID CAP CORE--                  GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $     42,250       $    80,124        $   (34,352)
     Net realized gain (loss) on investments................       (1,411,924)        1,229,897         (2,700,526)
     Realized gain distribution received....................        7,336,611         6,841,998            845,982
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (35,016,381)       (5,175,300)        (3,040,903)
                                                                 ------------       -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (29,049,444)        2,976,719         (4,929,799)
                                                                 ------------       -----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          260,905           165,302            607,469
     Cost of insurance......................................         (309,572)         (342,699)           (71,043)
     Policyowners' surrenders...............................           (5,030)           (1,558)          (346,939)
     Net transfers from (to) Fixed Account..................           29,365          (634,155)           (11,714)
     Transfers between Investment Divisions.................       (2,203,748)        2,097,895         (2,480,354)
     Policyowners' death benefits...........................         (115,843)               --                 --
                                                                 ------------       -----------        -----------
       Net contributions and (withdrawals)..................       (2,343,923)        1,284,785         (2,302,581)
                                                                 ------------       -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            6,496            (1,005)                 5
                                                                 ------------       -----------        -----------
          Increase (decrease) in net assets.................      (31,386,871)        4,260,499         (7,232,375)
NET ASSETS:
     Beginning of year......................................       72,119,379        67,858,880         10,981,176
                                                                 ------------       -----------        -----------
     End of year............................................     $ 40,732,508       $72,119,379        $ 3,748,801
                                                                 ============       ===========        ===========


                                                                 MAINSTAY VP
                                                                   MID CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (36,119)
     Net realized gain (loss) on investments................         598,753
     Realized gain distribution received....................         675,569
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (10,892)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,227,311
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         780,295
     Cost of insurance......................................         (61,520)
     Policyowners' surrenders...............................            (709)
     Net transfers from (to) Fixed Account..................      (1,015,986)
     Transfers between Investment Divisions.................         209,560
     Policyowners' death benefits...........................          (8,686)
                                                                 -----------
       Net contributions and (withdrawals)..................         (97,046)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                 -----------
          Increase (decrease) in net assets.................       1,130,265
NET ASSETS:
     Beginning of year......................................       9,850,911
                                                                 -----------
     End of year............................................     $10,981,176
                                                                 ===========




                                                                                                     AIM V.I. GLOBAL
                                                                           MAINSTAY VP                 REAL ESTATE
                                                                             VALUE--                      FUND--
                                                                          INITIAL CLASS              SERIES I SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   4,450,234       $  2,428,244        $   78,667
     Net realized gain (loss) on investments................       (7,399,464)         1,069,667          (688,608)
     Realized gain distribution received....................       25,359,094         15,074,427           129,899
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (24,114,686)       (15,372,929)         (194,236)
                                                                -------------       ------------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (1,704,822)         3,199,409          (674,278)
                                                                -------------       ------------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................           12,717             10,945           247,225
     Cost of insurance......................................         (314,195)          (927,070)          (18,173)
     Policyowners' surrenders...............................           (8,173)            (1,533)           (2,972)
     Net transfers from (to) Fixed Account..................       (1,802,169)           821,111             8,182
     Transfers between Investment Divisions.................     (173,573,109)         1,357,045           (46,631)
     Policyowners' death benefits...........................         (217,018)                --            (4,550)
                                                                -------------       ------------        ----------
       Net contributions and (withdrawals)..................     (175,901,947)         1,260,498           183,081
                                                                -------------       ------------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            4,219             (1,875)                7
                                                                -------------       ------------        ----------
          Increase (decrease) in net assets.................     (177,602,550)         4,458,032          (491,190)
NET ASSETS:
     Beginning of year......................................      177,602,550        173,144,518         1,213,010
                                                                -------------       ------------        ----------
     End of year............................................    $          --       $177,602,550        $  721,820
                                                                =============       ============        ==========


                                                               AIM V.I. GLOBAL
                                                                 REAL ESTATE
                                                                    FUND--
                                                               SERIES I SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    62,347
     Net realized gain (loss) on investments................         495,436
     Realized gain distribution received....................         178,886
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (659,466)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          77,203
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          98,087
     Cost of insurance......................................         (20,599)
     Policyowners' surrenders...............................            (245)
     Net transfers from (to) Fixed Account..................      (5,196,955)
     Transfers between Investment Divisions.................         675,362
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (4,444,350)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               3
                                                                 -----------
          Increase (decrease) in net assets.................      (4,367,144)
NET ASSETS:
     Beginning of year......................................       5,580,154
                                                                 -----------
     End of year............................................     $ 1,213,010
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
             MID CAP VALUE--                 S&P 500 INDEX--                SMALL CAP GROWTH--        TOTAL RETURN--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    827,684    $   518,399     $  3,215,041    $  1,811,260    $   (15,477)     $  (15,432)    $   276,792
           (128,308)       124,517       (1,473,960)      1,331,816       (641,912)         57,558      (2,150,019)
          8,256,236      5,611,736               --              --        496,968         348,722       1,198,603

        (29,884,351)    (7,156,034)     (69,198,337)      3,169,157     (1,295,725)       (545,828)     (2,101,947)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

        (20,928,739)      (901,382)     (67,457,256)      6,312,233     (1,456,146)       (154,980)     (2,776,571)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

            106,431        114,472        1,354,651       1,524,060         25,025          51,504             194
           (300,534)      (344,165)      (3,959,847)     (3,500,689)       (27,513)        (20,495)       (145,669)
             (1,895)            --         (298,234)     (1,239,510)        (5,162)         (5,141)             --
              9,391        190,744          725,595      24,124,425          1,297        (480,239)     (3,852,310)
             66,922          4,200        7,636,735           1,631       (743,489)        534,466             515
           (163,055)            --       (1,872,092)       (391,492)            --              --              --
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
           (282,740)       (34,749)       3,586,808      20,518,425       (749,842)         80,095      (3,997,270)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------


              8,032            539           39,419         (10,557)            --              --           1,873
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
        (21,203,447)      (935,592)     (63,831,029)     26,820,101     (2,205,988)        (74,885)     (6,771,968)

         64,259,252     65,194,844      181,769,686     154,949,585      4,521,880       4,596,765      12,280,467
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
       $ 43,055,805    $64,259,252     $117,938,657    $181,769,686    $ 2,315,892      $4,521,880     $ 5,508,499
       ============    ===========     ============    ============    ===========      ==========     ===========


       MAINSTAY VP
      TOTAL RETURN--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   214,941
           164,949
           843,157
          (933,448)
       -----------

           289,599
       -----------

                --
          (146,691)
                --
         9,197,737
                --
                --
       -----------
         9,051,046
       -----------

              (682)
       -----------
         9,339,963
         2,940,504
       -----------
       $12,280,467
       ===========





                 AIM V.I.                     ALGER AMERICAN                  ALGER AMERICAN               ALGER AMERICAN
           INTERNATIONAL GROWTH            CAPITAL APPRECIATION              SMALLCAP GROWTH                SMALLCAP AND
                  FUND--                       PORTFOLIO--                     PORTFOLIO--                MIDCAP GROWTH--
             SERIES I SHARES                  CLASS O SHARES                  CLASS O SHARES               CLASS O SHARES
     ------------------------------- ------------------------------- -------------------------------      ---------------
           2008            2007            2008            2007            2008            2007               2008(F)
     --------------------------------------------------------------------------------------------------------------------------



       $     5,946      $    3,637       $   (173)      $    (394)     $    (7,875)     $  (10,878)           $   (14)
          (356,820)          7,524         (1,174)         33,487         (217,586)        365,860                (71)
            65,684              --             --              --           23,510              --                 --

        (2,028,841)         70,343        (21,024)         (6,110)        (848,188)         47,289             (2,161)
       -----------      ----------       --------       ---------      -----------      ----------            -------

        (2,314,031)         81,504        (22,371)         26,983       (1,050,139)        402,271             (2,246)
       -----------      ----------       --------       ---------      -----------      ----------            -------

         1,017,188         163,678             --              --              383         336,208              5,249
           (63,725)        (12,760)          (603)           (897)         (21,788)        (26,613)              (218)
           (10,066)           (396)            --              --          (45,223)           (592)                --
            65,981         675,559             --        (119,108)             409        (436,805)             1,259
           127,610       3,614,590        (14,782)             --         (363,247)         39,720              1,612
            (9,457)             --             --              --               --          (5,155)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
         1,127,531       4,440,671        (15,385)       (120,005)        (429,466)        (93,237)             7,902
       -----------      ----------       --------       ---------      -----------      ----------            -------


                --              --             --              --                7              (6)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
        (1,186,500)      4,522,175        (37,756)        (93,022)      (1,479,598)        309,028              5,656

         4,552,004          29,829         50,514         143,536        2,283,211       1,974,183                 --
       -----------      ----------       --------       ---------      -----------      ----------            -------
       $ 3,365,504      $4,552,004       $ 12,758       $  50,514      $   803,613      $2,283,211            $ 5,656
       ===========      ==========       ========       =========      ===========      ==========            =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                      ALLIANCEBERN-
                                                                                                          STEIN
                                                                                                      VPS SMALL/MID
                                                                        ALLIANCEBERNSTEIN                  CAP
                                                                        VPS INTERNATIONAL                 VALUE
                                                                        VALUE PORTFOLIO--              PORTFOLIO--
                                                                         CLASS A SHARES               CLASS A SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(D)            2008(G)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    3,000          $ (1,124)          $    150
     Net realized gain (loss) on investments................        (744,675)             (734)              (644)
     Realized gain distribution received....................          39,751                --              7,643
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (235,620)            4,294            (54,722)
                                                                  ----------          --------           --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (937,544)            2,436            (47,573)
                                                                  ----------          --------           --------
  Contributions and (withdrawals):
     Payments received from policyowners....................         221,127            52,338             25,862
     Cost of insurance......................................         (16,680)           (4,131)            (2,865)
     Policyowners' surrenders...............................          (4,176)             (392)                --
     Net transfers from (to) Fixed Account..................          55,297            89,742             46,803
     Transfers between Investment Divisions.................         831,316           523,587             92,187
     Policyowners' death benefits...........................          (9,085)               --                 --
                                                                  ----------          --------           --------
       Net contributions and (withdrawals)..................       1,077,799           661,144            161,987
                                                                  ----------          --------           --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                --                 --
                                                                  ----------          --------           --------
          Increase (decrease) in net assets.................         140,255           663,580            114,414
NET ASSETS:
     Beginning of year......................................         663,580                --                 --
                                                                  ----------          --------           --------
     End of year............................................      $  803,835          $663,580           $114,414
                                                                  ==========          ========           ========


                                                                ALLIANCEBERN-
                                                                    STEIN
                                                                VPS SMALL/MID
                                                                     CAP
                                                                    VALUE
                                                                 PORTFOLIO--
                                                                CLASS A SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




                                                                         AMERICAN FUNDS               AMERICAN FUNDS
                                                                          GROWTH-INCOME               INTERNATIONAL
                                                                             FUND--                       FUND--
                                                                         CLASS 2 SHARES               CLASS 2 SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(B)              2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    811           $   392          $   101,979
     Net realized gain (loss) on investments................           (891)               (7)            (959,098)
     Realized gain distribution received....................          2,203               530              804,496
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (23,648)           (1,894)          (2,283,076)
                                                                   --------           -------          -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (21,525)             (979)          (2,335,699)
                                                                   --------           -------          -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         17,865             3,754              724,500
     Cost of insurance......................................         (1,013)             (297)             (47,373)
     Policyowners' surrenders...............................             --                --             (244,429)
     Net transfers from (to) Fixed Account..................         18,641             3,102              323,549
     Transfers between Investment Divisions.................            795            27,190            4,006,829
     Policyowners' death benefits...........................             --                --                   --
                                                                   --------           -------          -----------
       Net contributions and (withdrawals)..................         36,288            33,749            4,763,076
                                                                   --------           -------          -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --                   --
                                                                   --------           -------          -----------
          Increase (decrease) in net assets.................         14,763            32,770            2,427,377
NET ASSETS:
     Beginning of year......................................         32,770                --            1,647,484
                                                                   --------           -------          -----------
     End of year............................................       $ 47,533           $32,770          $ 4,074,861
                                                                   ========           =======          ===========


                                                                AMERICAN FUNDS
                                                                INTERNATIONAL
                                                                    FUND--
                                                                CLASS 2 SHARES
                                                               ---------------
                                                                   2007(A)
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   19,105
     Net realized gain (loss) on investments................           3,813
     Realized gain distribution received....................          81,339
     Change in unrealized appreciation (depreciation) on
       investments..........................................          30,747
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         135,004
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          27,129
     Cost of insurance......................................          (5,813)
     Policyowners' surrenders...............................          (7,963)
     Net transfers from (to) Fixed Account..................       1,447,843
     Transfers between Investment Divisions.................          51,291
     Policyowners' death benefits...........................              --
                                                                  ----------
       Net contributions and (withdrawals)..................       1,512,487
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (7)
                                                                  ----------
          Increase (decrease) in net assets.................       1,647,484
NET ASSETS:
     Beginning of year......................................              --
                                                                  ----------
     End of year............................................      $1,647,484
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                 AMERICAN                     AMERICAN FUNDS                  AMERICAN FUNDS
              CENTURY(R) VP                  ASSET ALLOCATION                  GLOBAL SMALL           AMERICAN FUNDS
                 VALUE--                          FUND--                     CAPITALIZATION--         GROWTH FUND--
                 CLASS II                     CLASS 2 SHARES                  CLASS 2 SHARES          CLASS 2 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008          2007(A)           2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



        $   21,520      $   12,673      $   7,336        $  3,055       $  (2,465)       $ 10,665       $    8,317
          (452,695)         11,068        (82,190)             82        (375,577)            650         (109,186)
           147,568          97,559         12,662           5,424          86,223          32,110          138,011

           (85,544)       (202,705)       (46,981)            351        (135,075)         38,429         (846,786)
        ----------      ----------      ---------        --------       ---------        --------       ----------

          (369,151)        (81,405)      (109,173)          8,912        (426,894)         81,854         (809,644)
        ----------      ----------      ---------        --------       ---------        --------       ----------

           131,840         181,755         32,652          19,589          78,025          47,708          252,430
           (18,566)        (14,432)        (3,433)         (1,456)         (8,170)         (3,473)         (17,115)
          (169,539)         (2,935)        (1,393)             --         (12,452)           (876)         (25,687)
             4,487         546,811        153,989         151,119         101,800         345,854          102,908
          (299,968)         57,814       (123,156)             --         (37,205)             --          341,523
                --          (1,833)            --              --              --              --               --
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (351,746)        767,180         58,659         169,252         121,998         389,213          654,059
        ----------      ----------      ---------        --------       ---------        --------       ----------


                40              13             --              --               5              --               14
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (720,857)        685,788        (50,514)        178,164        (304,891)        471,067         (155,571)

         1,261,757         575,969        178,164              --         471,067              --        1,333,944
        ----------      ----------      ---------        --------       ---------        --------       ----------
        $  540,900      $1,261,757      $ 127,650        $178,164       $ 166,176        $471,067       $1,178,373
        ==========      ==========      =========        ========       =========        ========       ==========



      AMERICAN FUNDS
      GROWTH FUND--
      CLASS 2 SHARES
     ---------------
           2007
     ---------------

        $    7,183
           (20,794)
            81,469
           (51,868)
        ----------

            15,990
        ----------

            25,331
            (3,388)
              (577)
           910,672
           380,726
                --
        ----------
         1,312,764
        ----------

                --
        ----------
         1,328,754
             5,190
        ----------
        $1,333,944
        ==========





                                                                                                        DREYFUS IP
                                                                        DELAWARE VIP INTERNATIONAL      TECHNOLOGY
               CVS CALVERT                        DAVIS                   VALUE EQUITY SERIES--          GROWTH--
             SOCIAL BALANCED                 VALUE PORTFOLIO                  STANDARD CLASS          INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



         $   285         $   304        $    8,061      $   16,887      $   6,060       $   6,034       $  (2,619)
             (48)            326          (415,956)         44,442       (352,464)         (1,736)         (4,565)
             195             874            36,817          75,773         27,988         136,377              --

          (5,295)         (1,059)         (541,231)        (75,021)       122,792        (122,761)       (302,140)
         -------         -------        ----------      ----------      ---------       ---------       ---------

          (4,863)            445          (912,309)         62,081       (195,624)         17,914        (309,324)
         -------         -------        ----------      ----------      ---------       ---------       ---------

              --              --           762,388         824,494         51,399          44,867         141,480
            (246)           (279)          (26,144)        (16,490)        (4,403)         (2,884)         (9,411)
              --          (6,753)             (879)             --         (1,422)             --              --
              --              --            30,099         608,985            140         342,843          14,718
              --              --          (716,528)         (3,577)      (252,435)             --          22,240
              --              --                --              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
            (246)         (7,032)           48,936       1,413,412       (206,721)        384,826         169,027
         -------         -------        ----------      ----------      ---------       ---------       ---------


              --              --                 2              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
          (5,109)         (6,587)         (863,371)      1,475,493       (402,345)        402,740        (140,297)

          15,546          22,133         1,933,567         458,074        402,740              --         671,133
         -------         -------        ----------      ----------      ---------       ---------       ---------
         $10,437         $15,546        $1,070,196      $1,933,567      $     395       $ 402,740       $ 530,836
         =======         =======        ==========      ==========      =========       =========       =========



        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

         $ (2,291)
           12,279
               --
           60,148
         --------

           70,136
         --------

          143,642
           (7,033)
             (851)
          113,196
            4,599
          (28,846)
         --------
          224,707
         --------

               --
         --------
          294,843
          376,290
         --------
         $671,133
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                                                       DREYFUS VIF
                                                                           DREYFUS VIF                   EMERGING
                                                                      DEVELOPING LEADERS--              LEADERS--
                                                                         INITIAL SHARES               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    70            $     59             $--
     Net realized gain (loss) on investments................          (435)                793              --
     Realized gain distribution received....................           854               2,856              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (7,381)             (5,994)             --
                                                                   -------            --------             ---
       Net increase (decrease) in net assets resulting from
          operations........................................        (6,892)             (2,286)             --
                                                                   -------            --------             ---
  Contributions and (withdrawals):
     Payments received from policyowners....................            --                  --              --
     Cost of insurance......................................          (424)               (509)             --
     Policyowners' surrenders...............................          (406)               (901)             --
     Net transfers from (to) Fixed Account..................            --             (11,961)             --
     Transfers between Investment Divisions.................           (61)                 --              --
     Policyowners' death benefits...........................            --                  --              --
                                                                   -------            --------             ---
       Net contributions and (withdrawals)..................          (891)            (13,371)             --
                                                                   -------            --------             ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                  --              --
                                                                   -------            --------             ---
          Increase (decrease) in net assets.................        (7,783)            (15,657)             --
NET ASSETS:
     Beginning of year......................................        18,873              34,530              --
                                                                   -------            --------             ---
     End of year............................................       $11,090            $ 18,873             $--
                                                                   =======            ========             ===



                                                                 DREYFUS VIF
                                                                   EMERGING
                                                                  LEADERS--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    (189)
     Net realized gain (loss) on investments................          5,151
     Realized gain distribution received....................            169
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (2,357)
                                                                  ---------
       Net increase (decrease) in net assets resulting from
          operations........................................          2,774
                                                                  ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................          4,649
     Cost of insurance......................................           (963)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        124,016
     Transfers between Investment Divisions.................       (148,916)
     Policyowners' death benefits...........................             --
                                                                  ---------
       Net contributions and (withdrawals)..................        (21,214)
                                                                  ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                  ---------
          Increase (decrease) in net assets.................        (18,440)
NET ASSETS:
     Beginning of year......................................         18,440
                                                                  ---------
     End of year............................................      $      --
                                                                  =========





                                                                                                     FIDELITY(R) VIP
                                                                         FIDELITY(R) VIP               FREEDOM 2010
                                                                         EQUITY-INCOME--               PORTFOLIO--
                                                                          INITIAL CLASS               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   149,540        $   135,589         $   33,187
     Net realized gain (loss) on investments................        (909,046)           225,825            (17,140)
     Realized gain distribution received....................           7,831            773,547             39,507
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,026,008)        (1,012,516)          (353,779)
                                                                 -----------        -----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (3,777,683)           122,445           (298,225)
                                                                 -----------        -----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         994,228          1,059,820            354,375
     Cost of insurance......................................        (100,074)           (80,638)           (21,458)
     Policyowners' surrenders...............................        (125,435)            (7,433)           (40,706)
     Net transfers from (to) Fixed Account..................            (399)          (917,669)            34,425
     Transfers between Investment Divisions.................      (1,673,923)           758,303            649,823
     Policyowners' death benefits...........................          (8,697)                --                 --
                                                                 -----------        -----------         ----------
       Net contributions and (withdrawals)..................        (914,300)           812,383            976,459
                                                                 -----------        -----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               9                 (1)                --
                                                                 -----------        -----------         ----------
          Increase (decrease) in net assets.................      (4,691,974)           934,827            678,234
NET ASSETS:
     Beginning of year......................................       9,269,240          8,334,413            370,904
                                                                 -----------        -----------         ----------
     End of year............................................     $ 4,577,266        $ 9,269,240         $1,049,138
                                                                 ===========        ===========         ==========



                                                               FIDELITY(R) VIP
                                                                 FREEDOM 2010
                                                                 PORTFOLIO--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  7,383
     Net realized gain (loss) on investments................         11,216
     Realized gain distribution received....................          8,829
     Change in unrealized appreciation (depreciation) on
       investments..........................................            941
                                                                   --------
       Net increase (decrease) in net assets resulting
          from operations...................................         28,369
                                                                   --------
  Contributions and (withdrawals):
     Payments received from policyowners....................        250,871
     Cost of insurance......................................         (6,872)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        (79,909)
     Transfers between Investment Divisions.................         (1,078)
     Policyowners' death benefits...........................             --
                                                                   --------
       Net contributions and (withdrawals)..................        163,012
                                                                   --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                   --------
          Increase (decrease) in net assets.................        191,381
NET ASSETS:
     Beginning of year......................................        179,523
                                                                   --------
     End of year............................................       $370,904
                                                                   ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                DWS DREMAN                      DWS GLOBAL                         DWS               FIDELITY(R) VIP
        SMALL MID CAP VALUE VIP--          OPPORTUNITIES VIP--            SMALL CAP INDEX VIP--      CONTRAFUND(R)--
              CLASS A SHARES                  CLASS A SHARES                  CLASS A SHARES          INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008          2007(C)         2008(H)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   12,381      $     (128)      $   (31)          $--         $   174,232     $     91,420    $    171,101
           (29,821)           (231)          (53)           --          (3,000,341)       1,041,787      (2,228,900)
           419,299              --            --            --           1,510,836        1,229,389         505,426

          (816,306)         (2,356)       (5,778)           --          (3,638,305)      (2,657,066)    (11,372,771)
        ----------      ----------       -------           ---         -----------     ------------    ------------

          (414,447)         (2,715)       (5,862)           --          (4,953,578)        (294,470)    (12,925,144)
        ----------      ----------       -------           ---         -----------     ------------    ------------

             8,553           3,792         4,684            --           1,048,112          970,990       3,034,219
           (23,892)           (463)          (98)           --            (131,623)        (119,554)       (412,678)
                --              --            --            --                  --           (6,665)       (770,013)
             5,123          95,778            --            --              37,141      (10,293,148)        453,987
            66,223       1,123,517        12,398            --            (833,680)        (917,014)      7,065,438
                --              --            --            --              (9,792)         (49,641)        (37,960)
        ----------      ----------       -------           ---         -----------     ------------    ------------
            56,007       1,222,624        16,984            --             110,158      (10,415,032)      9,332,993
        ----------      ----------       -------           ---         -----------     ------------    ------------


                --              --            --            --                  14                2             336
        ----------      ----------       -------           ---         -----------     ------------    ------------
          (358,440)      1,219,909        11,122            --          (4,843,406)     (10,709,500)     (3,591,815)

         1,219,909              --            --            --          14,372,625       25,082,125      21,494,271
        ----------      ----------       -------           ---         -----------     ------------    ------------
        $  861,469      $1,219,909       $11,122           $--         $ 9,529,219     $ 14,372,625    $ 17,902,456
        ==========      ==========       =======           ===         ===========     ============    ============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   121,452
           335,052
         5,071,408
        (2,838,489)
       -----------

         2,689,423
       -----------

         2,661,642
          (222,495)
           (54,957)
           748,550
         2,302,045
           (17,054)
       -----------
         5,417,731
       -----------

              (215)
       -----------
         8,106,939
        13,387,332
       -----------
       $21,494,271
       ===========





             FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP         FIDELITY(R) VIP
         FREEDOM 2020 PORTFOLIO--        FREEDOM 2030 PORTFOLIO--                GROWTH--              INDEX 500--
              INITIAL SHARES                  INITIAL SHARES                  INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    95,744       $ 17,657       $   52,363      $  10,162      $     8,898      $   11,890     $    597,803
           (40,961)         5,363          (10,890)        40,108            3,779          69,510          (55,990)
           138,978         23,222          123,291         24,125               --           3,323          319,440

        (1,321,259)       (14,354)        (955,956)        (9,868)      (1,818,112)        667,164      (15,146,216)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

        (1,127,498)        31,888         (791,192)        64,527       (1,805,435)        751,887      (14,284,963)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

           507,161        177,722          350,931         70,764          285,658         570,414        6,690,854
           (61,049)       (10,437)         (41,844)       (14,197)         (28,956)        (24,531)        (600,893)
           (30,109)          (481)         (20,929)        (3,557)         (13,013)         (3,353)        (143,789)
           205,927        247,536          200,742        540,151           18,820         132,677          313,555
         2,694,643        325,753        1,531,006       (244,501)        (743,952)             --         (274,225)
                --             --               --             --          (13,067)             --         (271,783)
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         3,316,573        740,093        2,019,906        348,660         (494,510)        675,207        5,713,719
       -----------       --------       ----------      ---------      -----------      ----------     ------------


                 2             (1)              --             --               25             (11)              45
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         2,189,077        771,980        1,228,714        413,187       (2,299,920)      1,427,083       (8,571,199)

           949,022        177,042          643,537        230,350        4,066,155       2,639,072       33,239,717
       -----------       --------       ----------      ---------      -----------      ----------     ------------
       $ 3,138,099       $949,022       $1,872,251      $ 643,537      $ 1,766,235      $4,066,155     $ 24,668,518
       ===========       ========       ==========      =========      ===========      ==========     ============


     FIDELITY(R) VIP
       INDEX 500--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $ 1,003,934
         1,779,757
                --
        (1,282,767)
       -----------

         1,500,924
       -----------

         6,888,647
          (497,038)
           (33,436)
        (3,086,650)
           251,968
           (39,749)
       -----------
         3,483,742
       -----------

               (34)
       -----------
         4,984,632
        28,255,085
       -----------
       $33,239,717
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                     INVESTMENT GRADE BOND--            MID-CAP--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  244,648         $  187,781        $      7,797
     Net realized gain (loss) on investments................         (59,076)           (37,228)         (1,403,939)
     Realized gain distribution received....................           5,278                 --           3,254,283
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (443,152)            69,653         (11,392,134)
                                                                  ----------         ----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        (252,302)           220,206          (9,533,993)
                                                                  ----------         ----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,356,396          1,456,749           2,900,917
     Cost of insurance......................................        (161,399)          (107,981)           (379,578)
     Policyowners' surrenders...............................        (292,116)           (74,698)           (705,698)
     Net transfers from (to) Fixed Account..................          92,544            471,564             207,948
     Transfers between Investment Divisions.................        (258,850)           455,539          (1,443,399)
     Policyowners' death benefits...........................         (27,397)                --             (23,093)
                                                                  ----------         ----------        ------------
       Net contributions and (withdrawals)..................         709,178          2,201,173             557,097
                                                                  ----------         ----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (6)               (36)                112
                                                                  ----------         ----------        ------------
          Increase (decrease) in net assets.................         456,870          2,421,343          (8,976,784)
NET ASSETS:
     Beginning of year......................................       6,517,535          4,096,192          23,353,007
                                                                  ----------         ----------        ------------
     End of year............................................      $6,974,405         $6,517,535        $ 14,376,223
                                                                  ==========         ==========        ============



                                                               FIDELITY(R) VIP
                                                                  MID-CAP--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   101,933
     Net realized gain (loss) on investments................         800,535
     Realized gain distribution received....................       1,777,300
     Change in unrealized appreciation (depreciation) on
       investments..........................................         306,951
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,986,719
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       3,276,673
     Cost of insurance......................................        (324,935)
     Policyowners' surrenders...............................        (242,736)
     Net transfers from (to) Fixed Account..................         398,908
     Transfers between Investment Divisions.................      (1,125,222)
     Policyowners' death benefits...........................         (54,252)
                                                                 -----------
       Net contributions and (withdrawals)..................       1,928,436
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (105)
                                                                 -----------
          Increase (decrease) in net assets.................       4,915,050
NET ASSETS:
     Beginning of year......................................      18,437,957
                                                                 -----------
     End of year............................................     $23,353,007
                                                                 ===========





                                                                                                       JANUS ASPEN
                                                                                                      SERIES MID CAP
                                                                           JANUS ASPEN                   GROWTH--
                                                                         SERIES FORTY--               INSTITUTIONAL
                                                                      INSTITUTIONAL SHARES                SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,471)        $   (1,161)       $   (13,607)
     Net realized gain (loss) on investments................         184,333             85,425             27,814
     Realized gain distribution received....................              --                 --            450,133
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,287,212)         1,684,401         (4,724,329)
                                                                 -----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,123,350)         1,768,665         (4,259,989)
                                                                 -----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,072,031          1,199,484          1,190,865
     Cost of insurance......................................         (75,578)           (45,386)          (100,232)
     Policyowners' surrenders...............................        (113,861)                --           (105,342)
     Net transfers from (to) Fixed Account..................         263,891            555,130              9,332
     Transfers between Investment Divisions.................         726,315            (33,848)         1,023,095
     Policyowners' death benefits...........................              --                 --                 --
                                                                 -----------         ----------        -----------
       Net contributions and (withdrawals)..................       1,872,798          1,675,380          2,017,718
                                                                 -----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                 --                 --
                                                                 -----------         ----------        -----------
          Increase (decrease) in net assets.................      (2,250,552)         3,444,045         (2,242,271)
NET ASSETS:
     Beginning of year......................................       7,520,627          4,076,582          7,997,672
                                                                 -----------         ----------        -----------
     End of year............................................     $ 5,270,075         $7,520,627        $ 5,755,401
                                                                 ===========         ==========        ===========



                                                                 JANUS ASPEN
                                                                SERIES MID CAP
                                                                   GROWTH--
                                                                INSTITUTIONAL
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  (14,549)
     Net realized gain (loss) on investments................         421,233
     Realized gain distribution received....................          35,244
     Change in unrealized appreciation (depreciation) on
       investments..........................................         796,882
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,238,810
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,062,714
     Cost of insurance......................................         (68,279)
     Policyowners' surrenders...............................            (778)
     Net transfers from (to) Fixed Account..................          69,721
     Transfers between Investment Divisions.................         508,614
     Policyowners' death benefits...........................          (4,353)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,567,639
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                  ----------
          Increase (decrease) in net assets.................       2,806,449
NET ASSETS:
     Beginning of year......................................       5,191,223
                                                                  ----------
     End of year............................................      $7,997,672
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                       JANUS ASPEN
                                                                                                          SERIES
             FIDELITY(R) VIP              FIDELITY(R) VIP VALUE           FIDELITY(R) VIP VALUE         BALANCED--
                OVERSEAS--                      LEADERS--                      STRATEGIES--           INSTITUTIONAL
              INITIAL CLASS                   INITIAL CLASS                  SERVICE CLASS 2              SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007          2008(L)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   262,527     $   391,236         $  9            $--          $     288        $    761      $   383,867
        (1,031,275)      1,413,895           (2)            --            (50,122)           (217)         112,278
         1,369,790         947,800           --             --             67,478          30,612        1,141,413

        (7,415,254)       (370,320)         (10)            --           (223,901)        (18,929)      (4,456,582)
       -----------     -----------         ----            ---          ---------        --------      -----------

        (6,814,212)      2,382,611           (3)            --           (206,257)         12,227       (2,819,024)
       -----------     -----------         ----            ---          ---------        --------      -----------

         1,782,984       2,599,856           --             --             51,982          67,634          820,504
          (226,629)       (196,993)         (12)            --             (7,744)         (5,997)        (464,510)
          (437,075)         (6,134)          --             --            (57,445)        (10,810)         (35,479)
            54,329      (2,538,698)         367             --             (1,876)         42,911          144,064
           128,235      (2,626,299)          --             --            (23,837)         71,187          199,704
            (5,971)             --           --             --                 --              --          (12,741)
       -----------     -----------         ----            ---          ---------        --------      -----------
         1,295,873      (2,768,268)         355             --            (38,920)        164,925          651,542
       -----------     -----------         ----            ---          ---------        --------      -----------



                28              --           --             --                 --              --            1,177
       -----------     -----------         ----            ---          ---------        --------      -----------
        (5,518,311)       (385,657)         352             --           (245,177)        177,152       (2,166,305)

        13,656,464      14,042,121           --             --            432,087         254,935       16,887,416
       -----------     -----------         ----            ---          ---------        --------      -----------
       $ 8,138,153     $13,656,464         $352            $--          $ 186,910        $432,087      $14,721,111
       ===========     ===========         ====            ===          =========        ========      ===========


       JANUS ASPEN
          SERIES
        BALANCED--
      INSTITUTIONAL
          SHARES
     ---------------
           2007
     ---------------

       $   310,705
            68,635
                --
         1,030,773
       -----------

         1,410,113
       -----------

           985,153
          (389,725)
           (29,244)
           547,944
         1,256,905
           (22,535)
       -----------
         2,348,498
       -----------


            (1,671)
       -----------
         3,756,940
        13,130,476
       -----------
       $16,887,416
       ===========




                                                                                                        LVIP BARON
                                                                                                          GROWTH
                                                                               LORD ABBETT            OPPORTUNITIES
               JANUS ASPEN                  LAZARD RETIREMENT                 SERIES FUND--               FUND--
        SERIES WORLDWIDE GROWTH--          INTERNATIONAL EQUITY               MID-CAP VALUE           SERVICE CLASS
           INSTITUTIONAL SHARES                 PORTFOLIO                       PORTFOLIO                 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $    6,566      $    2,726     $    17,576      $   66,469     $    52,429     $     7,537     $    (9,141)
           (36,291)         20,004        (807,573)         (6,186)     (2,241,776)        345,950        (223,363)
                --              --          11,177         512,480         292,200       1,814,743         128,133

          (453,184)         58,831        (661,009)       (293,853)     (1,341,293)     (2,301,048)     (1,014,610)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

          (482,909)         81,561      (1,439,829)        278,910      (3,238,440)       (132,818)     (1,118,981)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

            56,288          72,113         552,547         506,230       1,766,353       2,876,661         350,229
           (26,093)        (25,550)        (72,711)        (47,112)       (143,054)       (218,408)        (28,658)
           (22,248)        (26,348)         (3,754)         (7,047)       (488,290)        (42,905)        (24,821)
               546          12,297          19,987          67,677         291,932      (1,349,274)           (658)
           (43,671)         56,779        (408,357)         (3,317)     (6,925,189)        362,074         (25,618)
                --              --          (6,108)             --         (22,314)           (204)             --
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
           (35,178)         89,291          81,604         516,431      (5,520,562)      1,627,944         270,474
        ----------      ----------     -----------      ----------     -----------     -----------     -----------


                74             (49)              7              (3)             29              (1)             19
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
          (518,013)        170,803      (1,358,218)        795,338      (8,758,973)      1,495,125        (848,488)

         1,045,841         875,038       3,086,388       2,291,050      13,567,467      12,072,342       2,829,165
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
        $  527,828      $1,045,841     $ 1,728,170      $3,086,388     $ 4,808,494     $13,567,467     $ 1,980,677
        ==========      ==========     ===========      ==========     ===========     ===========     ===========


        LVIP BARON
          GROWTH
      OPPORTUNITIES
          FUND--
      SERVICE CLASS
          SHARES
     ---------------
           2007
     ---------------

        $   (6,007)
            12,671
           154,836
          (175,271)
        ----------

           (13,771)
        ----------

           785,770
           (19,565)
              (289)
         1,053,258
           164,181
                --
        ----------
         1,983,355
        ----------

                --
        ----------
         1,969,584
           859,581
        ----------
        $2,829,165
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          MFS(R)
                                                                             MFS(R)                   NEW DISCOVERY
                                                                    INVESTORS TRUST SERIES--             SERIES--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  1,059           $  1,161           $   (33)
     Net realized gain (loss) on investments................          1,135              1,580               (61)
     Realized gain distribution received....................         12,464              1,695             1,453
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (83,554)            14,901            (4,727)
                                                                   --------           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................        (68,896)            19,337            (3,368)
                                                                   --------           --------           -------
  Contributions and (withdrawals):
     Payments received from policyowners....................             --                 --                --
     Cost of insurance......................................         (3,500)            (3,668)             (218)
     Policyowners' surrenders...............................             --                 --                --
     Net transfers from (to) Fixed Account..................             --                 --                --
     Transfers between Investment Divisions.................             --                 --                --
     Policyowners' death benefits...........................             --                 --                --
                                                                   --------           --------           -------
       Net contributions and (withdrawals)..................         (3,500)            (3,668)             (218)
                                                                   --------           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             24                (11)               --
                                                                   --------           --------           -------
          Increase (decrease) in net assets.................        (72,372)            15,658            (3,586)
NET ASSETS:
     Beginning of year......................................        209,704            194,046             8,660
                                                                   --------           --------           -------
     End of year............................................       $137,332           $209,704           $ 5,074
                                                                   ========           ========           =======


                                                                    MFS(R)
                                                                NEW DISCOVERY
                                                                   SERIES--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (45)
     Net realized gain (loss) on investments................         1,100
     Realized gain distribution received....................         1,075
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,382)
                                                                   -------
       Net increase (decrease) in net assets resulting from
          operations........................................           748
                                                                   -------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --
     Cost of insurance......................................          (178)
     Policyowners' surrenders...............................          (177)
     Net transfers from (to) Fixed Account..................        (6,825)
     Transfers between Investment Divisions.................            --
     Policyowners' death benefits...........................            --
                                                                   -------
       Net contributions and (withdrawals)..................        (7,180)
                                                                   -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --
                                                                   -------
          Increase (decrease) in net assets.................        (6,432)
NET ASSETS:
     Beginning of year......................................        15,092
                                                                   -------
     End of year............................................       $ 8,660
                                                                   =======




                                                                                                       OPPENHEIMER
                                                                                                         CAPITAL
                                                                                                       APPRECIATION
                                                                        NEUBERGER BERMAN                 FUND/VA
                                                                          AMT PARTNERS                 NON-SERVICE
                                                                       PORTFOLIO--CLASS I                 SHARES
                                                               ----------------------------------    ---------------
                                                                   2008(F)              2007             2008(J)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $     930             $--               $   (1)
     Net realized gain (loss) on investments................        (26,591)             --                   (3)
     Realized gain distribution received....................         53,081              --                   --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (217,672)             --                 (482)
                                                                  ---------             ---               ------
       Net increase (decrease) in net assets resulting from
          operations........................................       (190,252)             --                 (486)
                                                                  ---------             ---               ------
  Contributions and (withdrawals):
     Payments received from policyowners....................         69,852              --                   90
     Cost of insurance......................................         (3,780)             --                   (6)
     Policyowners' surrenders...............................             --              --                   --
     Net transfers from (to) Fixed Account..................         32,886              --                1,461
     Transfers between Investment Divisions.................        379,436              --                   --
     Policyowners' death benefits...........................             --              --                   --
                                                                  ---------             ---               ------
       Net contributions and (withdrawals)..................        478,394              --                1,545
                                                                  ---------             ---               ------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --              --                   --
                                                                  ---------             ---               ------
          Increase (decrease) in net assets.................        288,142              --                1,059
NET ASSETS:
     Beginning of year......................................             --              --                   --
                                                                  ---------             ---               ------
     End of year............................................      $ 288,142             $--               $1,059
                                                                  =========             ===               ======


                                                                 OPPENHEIMER
                                                                   CAPITAL
                                                                 APPRECIATION
                                                                   FUND/VA
                                                                 NON-SERVICE
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                      MORGAN STANLEY
                                                                                                           UIF
                  MFS(R)                    MORGAN STANLEY UIF              MORGAN STANLEY UIF          U.S. REAL
            UTILITIES SERIES--           EMERGING MARKETS DEBT--        EMERGING MARKETS EQUITY--        ESTATE--
              INITIAL CLASS                      CLASS I                         CLASS I                 CLASS I
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   14,524      $    4,637      $  84,391        $ 39,221      $   (29,350)     $   (2,447)    $   446,503
          (118,969)         33,446        (68,739)         (1,708)         (62,731)        252,226      (6,516,515)
           219,500          65,558         51,440          17,667        1,933,522         579,373       5,508,663

          (868,210)        130,901       (264,705)        (21,423)      (6,683,200)      1,112,724      (4,474,497)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

          (753,155)        234,542       (197,613)         33,757       (4,841,759)      1,941,876      (5,035,846)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

           383,178         306,964        397,135         313,235        1,294,429       1,299,856       1,167,585
           (35,744)        (19,706)       (19,480)        (10,158)         (84,980)        (62,009)       (107,965)
           (21,397)        (16,673)       (17,594)         (4,784)        (596,476)         (7,837)        (85,384)
            25,725           7,464          8,689          83,218           39,471       1,032,782          30,521
           161,529         152,490         94,244           8,667         (296,666)        920,478         198,843
                --            (171)            --              --               --            (597)        (87,884)
        ----------      ----------      ---------        --------      -----------      ----------     -----------
           513,291         430,368        462,994         390,178          355,778       3,182,673       1,115,716
        ----------      ----------      ---------        --------      -----------      ----------     -----------


                10              (8)             2              (4)              94             (99)             29
        ----------      ----------      ---------        --------      -----------      ----------     -----------
          (239,854)        664,902        265,383         423,931       (4,485,887)      5,124,450      (3,920,101)

         1,285,607         620,705        732,614         308,683        8,610,512       3,486,062      11,865,497
        ----------      ----------      ---------        --------      -----------      ----------     -----------
        $1,045,753      $1,285,607      $ 997,997        $732,614      $ 4,124,625      $8,610,512     $ 7,945,396
        ==========      ==========      =========        ========      ===========      ==========     ===========


      MORGAN STANLEY
           UIF
        U.S. REAL
         ESTATE--
         CLASS I
     ---------------
           2007
     ---------------

       $    79,613
           599,813
           939,199
        (3,980,199)
       -----------

        (2,361,574)
       -----------

         1,436,173
           (65,582)
            (7,768)
         6,361,776
           895,678
            (9,810)
       -----------
         8,610,467
       -----------

                40
       -----------
         6,248,933
         5,616,564
       -----------
       $11,865,497
       ===========




                                                  PIMCO                           PIMCO                   PIMCO
               OPPENHEIMER                    LOW DURATION--                  REAL RETURN--           TOTAL RETURN--
            CORE BOND FUND/VA                 ADMINISTRATIVE                  ADMINISTRATIVE          ADMINISTRATIVE
            NON-SERVICE SHARES                 CLASS SHARES                    CLASS SHARES            CLASS SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
         2008(K)           2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



             $   (1)       $--          $   30,923       $ 15,098       $  178,113      $  155,381     $ 1,122,464
                 (1)        --               4,343            388           (4,662)        (77,247)        277,316
                 --         --              19,005             --            8,637          11,107         553,511

               (354)        --             (66,892)        10,318         (688,624)        315,800        (827,010)
      -------------        ---          ----------       --------       ----------      ----------     -----------

               (356)        --             (12,621)        25,804         (506,536)        405,041       1,126,281
      -------------        ---          ----------       --------       ----------      ----------     -----------

                 --         --             289,340        117,390        1,063,144       1,888,903       4,861,471
                 (4)        --             (17,895)        (6,775)         (69,953)        (37,607)       (505,003)
                 --         --                (876)        (5,476)        (242,015)         (1,542)       (239,199)
              1,391         --             407,017          3,995           83,368         (77,673)        220,826
                 --         --             237,723         16,089          401,468         (10,890)        (26,519)
                 --         --                  --             --               --              --         (15,986)
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,387         --             915,309        125,223        1,236,012       1,761,191       4,295,590
      -------------        ---          ----------       --------       ----------      ----------     -----------


                 --         --                  --             --               (2)             (4)             --
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,031         --             902,688        151,027          729,474       2,166,228       5,421,871

                 --         --             415,523        264,496        4,878,359       2,712,131      24,412,513
      -------------        ---          ----------       --------       ----------      ----------     -----------
      $       1,031        $--          $1,318,211       $415,523       $5,607,833      $4,878,359     $29,834,384
      =============        ===          ==========       ========       ==========      ==========     ===========


          PIMCO
      TOTAL RETURN--
      ADMINISTRATIVE
       CLASS SHARES
     ---------------
           2007
     ---------------

       $   889,601
          (202,042)
                --
         1,114,403
       -----------

         1,801,962
       -----------

         6,305,111
          (288,552)
           (31,134)
         5,450,410
        (3,244,199)
           (16,102)
       -----------
         8,175,534
       -----------

                --
       -----------
         9,977,496
        14,435,017
       -----------
       $24,412,513
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          ROYCE
                                                                              PIMCO                     MICRO-CAP
                                                                        U.S. GOVERNMENT--              PORTFOLIO--
                                                                         ADMINISTRATIVE                 INVESTMENT
                                                                          CLASS SHARES                    CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  2,827          $   1,781         $    67,880
     Net realized gain (loss) on investments................          3,183             (5,090)           (917,955)
     Realized gain distribution received....................          1,031                 --             342,319
     Change in unrealized appreciation (depreciation) on
       investments..........................................          8,009             11,978          (1,065,009)
                                                                   --------          ---------         -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         15,050              8,669          (1,572,765)
                                                                   --------          ---------         -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         26,426              4,288             568,381
     Cost of insurance......................................         (1,746)            (1,002)            (59,439)
     Policyowners' surrenders...............................             --                 --            (618,818)
     Net transfers from (to) Fixed Account..................         21,838           (557,277)            108,259
     Transfers between Investment Divisions.................         (4,122)             8,503            (534,975)
     Policyowners' death benefits...........................             --                 --                  --
                                                                   --------          ---------         -----------
       Net contributions and (withdrawals)..................         42,396           (545,488)           (536,592)
                                                                   --------          ---------         -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                 --                  23
                                                                   --------          ---------         -----------
          Increase (decrease) in net assets.................         57,446           (536,819)         (2,109,334)
NET ASSETS:
     Beginning of year......................................         42,581            579,400           3,706,767
                                                                   --------          ---------         -----------
     End of year............................................       $100,027          $  42,581         $ 1,597,433
                                                                   ========          =========         ===========


                                                                    ROYCE
                                                                  MICRO-CAP
                                                                 PORTFOLIO--
                                                                  INVESTMENT
                                                                    CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   42,660
     Net realized gain (loss) on investments................         105,188
     Realized gain distribution received....................         314,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (360,610)
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         101,735
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         518,796
     Cost of insurance......................................         (47,405)
     Policyowners' surrenders...............................         (21,233)
     Net transfers from (to) Fixed Account..................       1,001,917
     Transfers between Investment Divisions.................          36,481
     Policyowners' death benefits...........................         (10,490)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,478,066
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (14)
                                                                  ----------
          Increase (decrease) in net assets.................       1,579,787
NET ASSETS:
     Beginning of year......................................       2,126,980
                                                                  ----------
     End of year............................................      $3,706,767
                                                                  ==========




                                                                                                      T. ROWE PRICE
                                                                          T. ROWE PRICE                LIMITED-TERM
                                                                       INTERNATIONAL STOCK                 BOND
                                                                            PORTFOLIO                   PORTFOLIO
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    26,159         $   22,745         $   71,595
     Net realized gain (loss) on investments................          (9,322)            31,394              3,022
     Realized gain distribution received....................          62,762            236,089                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,071,444)           (95,152)           (54,173)
                                                                 -----------         ----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (991,845)           195,076             20,444
                                                                 -----------         ----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         163,203            452,693            496,710
     Cost of insurance......................................         (49,704)           (40,341)           (41,387)
     Policyowners' surrenders...............................              --               (372)           (11,685)
     Net transfers from (to) Fixed Account..................          77,060            173,395             25,435
     Transfers between Investment Divisions.................        (322,527)            97,392           (228,706)
     Policyowners' death benefits...........................          (5,403)            (9,996)                --
                                                                 -----------         ----------         ----------
       Net contributions and (withdrawals)..................        (137,371)           672,771            240,367
                                                                 -----------         ----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              74                (29)                (1)
                                                                 -----------         ----------         ----------
          Increase (decrease) in net assets.................      (1,129,142)           867,818            260,810
NET ASSETS:
     Beginning of year......................................       2,149,235          1,281,417          1,725,156
                                                                 -----------         ----------         ----------
     End of year............................................     $ 1,020,093         $2,149,235         $1,985,966
                                                                 ===========         ==========         ==========


                                                                T. ROWE PRICE
                                                                 LIMITED-TERM
                                                                     BOND
                                                                  PORTFOLIO
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   46,563
     Net realized gain (loss) on investments................           3,436
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................          11,238
                                                                  ----------
       Net increase (decrease) in net assets resulting
          from operations...................................          61,237
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         485,864
     Cost of insurance......................................         (20,762)
     Policyowners' surrenders...............................         (15,507)
     Net transfers from (to) Fixed Account..................        (131,317)
     Transfers between Investment Divisions.................         376,930
     Policyowners' death benefits...........................          (4,859)
                                                                  ----------
       Net contributions and (withdrawals)..................         690,349
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                  ----------
          Increase (decrease) in net assets.................         751,583
NET ASSETS:
     Beginning of year......................................         973,573
                                                                  ----------
     End of year............................................      $1,725,156
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                  ROYCE                       T. ROWE PRICE                   T. ROWE PRICE           T. ROWE PRICE
          SMALL-CAP PORTFOLIO--              BLUE CHIP GROWTH                 EQUITY INCOME             INDEX 500
             INVESTMENT CLASS                   PORTFOLIO                       PORTFOLIO               PORTFOLIO
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    22,818      $  (10,004)    $   (25,812)    $     1,975     $   403,120     $   279,121      $   7,540
          (121,866)         12,775         114,866         650,304        (776,490)        671,166         (1,777)
           529,057         171,318              --              --         623,061       1,310,707             --

        (1,538,706)       (341,247)     (4,233,587)        231,054      (9,145,946)     (1,931,299)      (210,565)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

        (1,108,697)       (167,158)     (4,144,533)        883,333      (8,896,255)        329,695       (204,802)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

           600,051         601,929       1,648,741       1,327,964       4,990,738       5,247,415        119,176
           (68,510)        (35,957)       (198,577)       (160,190)       (390,238)       (329,326)       (17,683)
          (404,009)        (19,175)        (27,303)        (20,427)       (973,248)       (112,180)        (5,798)
           139,130         957,055          30,029      (1,113,465)        310,636         574,090         40,178
         2,132,357         914,456         (80,764)        605,350      (2,652,576)      2,806,604            260
                --            (284)        (12,504)         (9,074)        (32,456)        (50,161)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         2,399,019       2,418,024       1,359,622         630,158       1,252,856       8,136,442        136,133
       -----------      ----------     -----------     -----------     -----------     -----------      ---------


                --              --              --              (3)            395             (61)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         1,290,322       2,250,866      (2,784,911)      1,513,488      (7,643,004)      8,466,076        (68,669)

         3,796,572       1,545,706       8,876,726       7,363,238      23,688,006      15,221,930        441,795
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
       $ 5,086,894      $3,796,572     $ 6,091,815     $ 8,876,726     $16,045,002     $23,688,006      $ 373,126
       ===========      ==========     ===========     ===========     ===========     ===========      =========


      T. ROWE PRICE
        INDEX 500
        PORTFOLIO
     ---------------
           2007
     ---------------

         $  4,570
            3,508
               --
            8,346
         --------

           16,424
         --------

           19,458
           (9,669)
           (7,638)
               --
           75,886
               --
         --------
           78,037
         --------

               --
         --------
           94,461
          347,334
         --------
         $441,795
         ========




                                                                                                         VAN ECK
                                                                                 VAN ECK                WORLDWIDE
              T. ROWE PRICE                   T. ROWE PRICE                     WORLDWIDE             HARD ASSETS--
            NEW AMERICA GROWTH              PERSONAL STRATEGY               ABSOLUTE RETURN--         INITIAL CLASS
                PORTFOLIO                   BALANCED PORTFOLIO             INITIAL CLASS SHARES           SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007          2008(I)
     ---------------------------------------------------------------------------------------------------------------



       $   (11,047)     $   (6,497)    $   316,174     $    234,324      $ (1,107)       $    527        $    (74)
           (54,738)         82,639        (437,328)       1,427,317             6             620         (25,670)
           120,456         219,632          80,023        1,242,621         9,188           6,351              --

        (1,196,498)       (110,880)     (5,204,862)      (1,682,804)      (52,757)            361          (5,936)
       -----------      ----------     -----------     ------------      --------        --------        --------

        (1,141,827)        184,894      (5,245,993)       1,221,458       (44,670)          7,859         (31,680)
       -----------      ----------     -----------     ------------      --------        --------        --------


           485,666         305,585       2,468,936        2,448,321        31,324          41,155             222
           (44,888)        (23,052)       (265,355)        (190,657)       (2,483)         (1,966)           (882)
          (294,029)           (104)       (169,765)         (54,215)           --            (812)             --
               145        (292,968)         69,494      (10,002,331)        8,896          16,283          21,874
           (21,733)      1,434,944       6,110,667          669,474            --              --          26,392
            (9,351)         (3,394)        (99,267)              --        (3,820)             --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
           115,810       1,421,011       8,114,710       (7,129,408)       33,917          54,660          47,606
       -----------      ----------     -----------     ------------      --------        --------        --------


                 4             (22)             --               --            --              --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
        (1,026,013)      1,605,883       2,868,717       (5,907,950)      (10,753)         62,519          15,926

         2,912,258       1,306,375      13,558,482       19,466,432       306,411         243,892              --
       -----------      ----------     -----------     ------------      --------        --------        --------
       $ 1,886,245      $2,912,258     $16,427,199     $ 13,558,482      $295,658        $306,411        $ 15,926
       ===========      ==========     ===========     ============      ========        ========        ========


         VAN ECK
        WORLDWIDE
      HARD ASSETS--
      INITIAL CLASS
          SHARES
     ---------------
           2007
     ---------------

           $--
            --
            --
            --
           ---

            --
           ---


            --
            --
            --
            --
            --
            --
           ---
            --
           ---

            --
           ---
            --
            --
           ---
           $--
           ===





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                            VAN ECK WIT
                                                             WORLDWIDE
                                                            BOND FUND--
                                                       INITIAL CLASS SHARES
                                                ----------------------------------
                                                      2008             2007(E)
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).............       $    9              $ --
     Net realized gain (loss) on investments..          (11)               --
     Realized gain distribution received......           --                --
     Change in unrealized appreciation
       (depreciation) on
       investments............................          233                 4
                                                     ------              ----
       Net increase (decrease) in net assets
          resulting from
          operations..........................          231                 4
                                                     ------              ----
  Contributions and (withdrawals):
     Payments received from policyowners......          416                --
     Cost of insurance........................         (139)               (3)
     Policyowners' surrenders.................           --                --
     Net transfers from (to) Fixed Account....        2,916               141
     Transfers between Investment Divisions...           --                --
     Policyowners' death benefits.............           --                --
                                                     ------              ----
       Net contributions and (withdrawals)....        3,193               138
                                                     ------              ----
     Increase (decrease) attributable to New
       York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account................................           --                --
                                                     ------              ----
          Increase (decrease) in net assets...        3,424               142
NET ASSETS:
     Beginning of year........................          142                --
                                                     ------              ----
     End of year..............................       $3,566              $142
                                                     ======              ====




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), CorpExec VUL V policies (CESVUL5), and CorpExec VUL VI ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, the Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation Portfolio--Class O Shares(2) Alger American SmallCap Growth Portfolio--Class O Shares(3)
Alger American SmallCap and MidCap Growth--Class O Shares AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Mid-Cap Value--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
Oppenheimer Core Bond Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck Worldwide Hard Assets--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Capital Appreciation Portfolio--Class O Shares, Alger American SmallCap Portfolios--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: MFS(R) Values Series--Initial Class and Morgan Stanley UIF U.S. Mid-Cap Value--Class I.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) Formerly Alger American Leveraged AllCap--Class O Shares

(3) Formerly Alger American Small Capitalization--Class O Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          187                453           196,846             5,725

Identified cost........       $2,567            $10,584          $196,848          $102,981







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         5,763              501              6,569             6,434

Identified cost........       $67,177           $6,493            $67,354          $169,876



Investment activity for the year ended December 31, 2008, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,402            $ 8,825          $115,149           $15,207

Proceeds from sales....          516             14,224            52,831             1,905







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $16,533           $4,311            $9,502            $25,105

Proceeds from sales....        11,517            5,801               724             18,415



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             69                55                171              1,585            13,710             4,508               9

           $769              $511             $1,890            $15,290          $185,848           $65,336             $98






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


             500               514               --                 78               173               --                 46

          $4,008            $8,386              $--             $1,295            $5,321              $15             $1,420








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $233              $277              $734             $8,161           $192,546           $18,787             $--

              8               245               196              7,572              5,399            15,740               8






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


          $1,700            $3,644           $ 40,403            $773             $2,026              $--              $ 28

           1,968             6,186            186,603             381                827               16               442

--------------------------------------------------------------------------------








                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Number of shares.......          1                  73               12               116

Identified cost........         $8              $1,035             $169              $777






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                83                 1                109

Identified cost........         $--              $739               $22             $1,680









                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Purchases..............         $ 8             $1,736             $173              $415

Proceeds from sales....          --                616                3               597






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Purchases..............        $ 87              $215               $1               $545

Proceeds from sales....         260                49                1                 57



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


             11                 15                  35                2                334                 8

           $174               $263              $2,077              $73             $6,327               $16





         DAVIS VALUE
          PORTFOLIO
      ----------------


              129

           $1,641







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


              1                1,105              1,165              347               127                407

            $17              $14,374            $32,045           $8,336            $1,397             $4,469



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


              263

           $2,825








      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


           $267               $549              $1,231              $45             $7,953               $ 1

            189                343                 430                6              2,283                --





         DAVIS VALUE
          PORTFOLIO
      ----------------


           $1,102

            1,011







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


            $17              $10,056            $14,075           $1,667            $1,167             $3,933

             --                8,250              4,046            2,420               118                381



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


           $2,253

               57

--------------------------------------------------------------------------------








                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           76                248              590                780

Identified cost........       $2,744            $37,069           $7,319            $23,953







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          210               459               114                9

Identified cost........       $2,615            $8,277            $3,110             $153









                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $395             $10,021           $2,174            $8,676

Proceeds from sales....         866               3,402            1,209             4,861







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,299            $3,378            $1,312              $14

Proceeds from sales....        1,189             8,534               926                4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


              669               --                 38                 643              229                271

          $14,298              $--               $420             $16,435           $7,627             $9,085

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


              27

            $807




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


             1                   57                154               538                970               41

            $9               $1,700             $1,276            $8,642            $15,450             $506

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


              --

             $ 2








                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


          $5,490               $--               $145             $3,211            $3,304             $4,052

           2,560                --                116              1,055             1,453              1,598

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


            $122

             150




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


            $ 1              $1,100              $921             $4,749            $12,095             $614

             --                 353               322              2,490              5,005               82

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


             $ 2

              --

--------------------------------------------------------------------------------






                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                136               497              2,882

Identified cost........         $ 1             $1,369            $6,108            $29,624






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Number of shares.......          411               148              1,293              33

Identified cost........       $2,018            $3,129            $22,518            $342







                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............         $ 1             $1,282            $2,619            $12,950

Proceeds from sales....          --                321             1,191              7,002






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Purchases..............        $920             $1,154            $11,583             $50

Proceeds from sales....         609                929              3,072               4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


              8                 265                792               898              1,120               55

            $89              $2,898             $6,901            $9,338            $25,779             $564




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


              124

           $1,979




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


              1                 --

            $22                $ 3











           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


            $84              $1,480             $3,775            $3,571            $7,852              $167

             38               1,608                824             2,238             5,553                23




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


            $403

             453




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


            $78                $ 3

             31                 --





NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2008 and December 31, 2007 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --         --         104         --       5,243      1,714
Units redeemed.........     --        (70)         (8)      (790)       (186)    (2,166)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --        (70)         96       (790)      5,057       (452)
                            ==        ===        ====       ====     =======    =======

SERIES II POLICIES
Units issued...........     --         --          --         --         330        481
Units redeemed.........     --         --          --         --        (288)      (405)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --         --          --         --          42         76
                            ==        ===        ====       ====     =======    =======

SERIES III POLICIES
Units issued...........     73         44           1        229      55,419     83,797
Units redeemed.........     (5)        (7)       (681)        (5)    (10,375)   (16,009)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     68         37        (680)       224      45,044     67,788
                            ==        ===        ====       ====     =======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       1         2         171         1         --         --
Units redeemed.........      (3)       (1)        (20)       (1)        --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (2)        1         151        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES II POLICIES
Units issued...........      --         3       9,675        --         --         --
Units redeemed.........      (7)       --         (55)       --         --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (7)        3       9,620        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES III POLICIES
Units issued...........     139       679       1,613        --         --         --
Units redeemed.........    (200)       (7)         (6)      (13)        --        (74)
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........     (61)      672       1,607       (13)        --        (74)
                           ====       ===       =====       ===         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008     2007(G)      2008       2007
      ------------------------------------------------------------------------------------


         44          5         --         --         --         --         --           --
         (8)        (6)        --         --         --         --         (2)          --
        ---        ---         --         --        ---        ---         --           --
         36         (1)        --         --         --         --         (2)          --
        ===        ===         ==         ==        ===        ===         ==           ==


          2          1          2          1         --          8         --           --
        (61)       (30)        --         --         (8)        --         --           --
        ---        ---         --         --        ---        ---         --           --
        (59)       (29)         2          1         (8)         8         --           --
        ===        ===         ==         ==        ===        ===         ==           ==


         19         51          8         12         21         24         45           74
        (34)        (1)        --         (4)       (15)       (18)        (3)          (1)
        ---        ---         --         --        ---        ---         --           --
        (15)        50          8          8          6          6         42           73
        ===        ===         ==         ==        ===        ===         ==           ==







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008     2007(G)
      ------------------------------------------------------------------------------------


           2           2       --         --         --         --          --          --
        (164)     (1,392)      (1)        (1)        --         --          --          --
        ----      ------       --         --        ---        ---        ----        ----
        (162)     (1,390)      (1)        (1)        --         --          --          --
        ====      ======       ==         ==        ===        ===        ====        ====


           4           8       --         --         --         --          --          16
         (19)         (7)      --         (6)       (19)       (11)        (16)         --
        ----      ------       --         --        ---        ---        ----        ----
         (15)          1       --         (6)       (19)       (11)        (16)         16
        ====      ======       ==         ==        ===        ===        ====        ====


         143         307       --         --         20        135          43          86
        (265)        (15)      --         (1)       (85)       (61)       (279)       (119)
        ----      ------       --         --        ---        ---        ----        ----
        (122)        292       --         (1)       (65)        74        (236)        (33)
        ====      ======       ==         ==        ===        ===        ====        ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--     SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          51      1,710        --         --
Units redeemed.........      --         --        (501)      (343)       --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      --         --        (450)     1,367        --         --
                            ===        ===        ====      =====       ===         ==

SERIES II POLICIES
Units issued...........      --         --           2          3        --         --
Units redeemed.........     (42)       (24)         --         --        --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........     (42)       (24)          2          3        --         --
                            ===        ===        ====      =====       ===         ==

SERIES III POLICIES
Units issued...........      17         23         938        109         2         12
Units redeemed.........      (1)        --         (29)       (95)      (62)        (6)
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      16         23         909         14       (60)         6
                            ===        ===        ====      =====       ===         ==







                            ALGER AMERICAN
                                CAPITAL           ALGER AMERICAN              ALGER AMERICAN
                             APPRECIATION         SMALLCAP GROWTH              SMALLCAP AND
                              PORTFOLIO--           PORTFOLIO--              MIDCAP GROWTH--
                            CLASS O SHARES        CLASS O SHARES              CLASS O SHARES
                          ------------------    ------------------           ---------------
                            2008       2007       2008       2007                2008(H)
                          ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         (2)        --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         (2)        --                    --
                             ==         ==        ===        ===                    ==

SERIES II POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         --         --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         --         --                    --
                             ==         ==        ===        ===                    ==

SERIES III POLICIES
Units issued...........      --         --         --         21                     1
Units redeemed.........      (2)        (7)       (43)       (23)                   --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      (2)        (7)       (43)        (2)                    1
                             ==         ==        ===        ===                    ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                       AIM V.I.              AIM V.I.
          MAINSTAY VP           MAINSTAY VP           GLOBAL REAL          INTERNATIONAL
        TOTAL RETURN--            VALUE--            ESTATE FUND--         GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS        SERIES I SHARES       SERIES I SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          --       831           --       77         --          --        --         --
        (422)      (13)        (331)      (5)        --          --        --         --
        ----       ---       ------      ---        ---        ----       ---        ---
        (422)      818         (331)      72         --          --        --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --           --       --         10           2        --         --
          --        --       (8,610)     (42)        --          (7)       --         --
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (8,610)     (42)        10          (5)       --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --            1      103         27          58       103        335
          --        --       (1,031)     (33)       (28)       (401)      (22)        (1)
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (1,030)      70         (1)       (343)       81        334
        ====       ===       ======      ===        ===        ====       ===        ===








       ALLIANCEBERNSTEIN
              VPS            ALLIANCEBERNSTEIN         AMERICAN           AMERICAN FUNDS
         INTERNATIONAL       VPS SMALL/MIDCAP         CENTURY(R)         ASSET ALLOCATION
       VALUE PORTFOLIO--     VALUE PORTFOLIO--        VP VALUE--              FUND--
        CLASS A SHARES        CLASS A SHARES           CLASS II           CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2008     2007(E)    2008(I)      2007       2008       2007       2008     2007(A)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --         --         --         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


         --         --         --         --          5          4         --           --
         --         --         --         --         (1)        --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --          4          4         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


        117         72         17         --         13         58         18           17
         (4)        --         --         --        (62)        (1)       (18)          --
        ---         --         --         --        ---         --        ---           --
        113         72         17         --        (49)        57         --           17
        ===         ==         ==         ==        ===         ==        ===           ==


--------------------------------------------------------------------------------








                            AMERICAN FUNDS                              AMERICAN FUNDS
                             GLOBAL SMALL         AMERICAN FUNDS         GROWTH-INCOME
                           CAPITALIZATION--        GROWTH FUND--            FUND--
                            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                          ------------------    ------------------    ------------------
                          2008(K)    2007(A)    2008(K)      2007       2008     2007(C)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........       9         --         18         --         --         --
Units redeemed.........      --         --         (1)        --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........       9         --         17         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      17         38         59        130          5          3
Units redeemed.........     (34)        --         (5)       (12)        --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........     (17)        38         54        118          5          3
                            ===         ==         ==        ===         ==         ==







                              DREYFUS IP            DREYFUS VIF           DREYFUS VIF
                              TECHNOLOGY            DEVELOPING             EMERGING
                               GROWTH--              LEADERS--             LEADERS--
                            INITIAL SHARES        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES III POLICIES
Units issued...........      20         23         --         --         --         14
Units redeemed.........      (1)        (3)        --         (1)        --        (16)
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      19         20         --         (1)        --         (2)
                             ==         ==         ==         ==         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                              DELAWARE VIP
          AMERICAN FUNDS                                                      INTERNATIONAL
          INTERNATIONAL                                                           VALUE
              FUND--               CVS CALVERT           DAVIS VALUE         EQUITY SERIES--
          CLASS 2 SHARES         SOCIAL BALANCED          PORTFOLIO          STANDARD CLASS
      ---------------------    ------------------    ------------------    ------------------
        2008     2007(A)(B)      2008       2007       2008       2007       2008     2007(A)
      ---------------------------------------------------------------------------------------


         --           --          --         --         --         --         --           --
         --           --          --         --         --         --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --         --         --         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


         --           --          --         --         --          1         --           --
         --           --          --         --        (14)        --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --        (14)         1         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


        495          139          --         --         77        123          6           38
        (41)          (1)         --         (1)       (76)        (1)       (44)          --
        ---          ---          --         --        ---        ---        ---           --
        454          138          --         (1)         1        122        (38)          38
        ===          ===          ==         ==        ===        ===        ===           ==







          DWS DREMAN            DWS GLOBAL                DWS
         SMALL MID CAP         OPPORTUNITIES           SMALL CAP          FIDELITY(R) VIP
          VALUE VIP--              VIP--              INDEX VIP--         CONTRAFUND(R)--
        CLASS A SHARES        CLASS A SHARES        CLASS A SHARES         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008     2007(D)    2008(J)      2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --          1
         --         --         --         --         --          --        (4)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --          --        (4)        --
         ==        ===         ==         ==        ===        ====       ===        ===


         --         --         --         --         --           1         6         18
         --         --         --         --         --          --        (7)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --           1        (1)        17
         ==        ===         ==         ==        ===        ====       ===        ===


         11        131          2         --         97          69       658        335
         (3)        --         --         --        (89)       (828)      (82)       (17)
         --        ---         --         --        ---        ----       ---        ---
          8        131          2         --          8        (759)      576        318
         ==        ===         ==         ==        ===        ====       ===        ===


--------------------------------------------------------------------------------








                                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                            FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
                            EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
                             INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(F)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --         --         --         --
Units redeemed.........       (4)       --         --         --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       (4)       --         --         --         --         --
                            ====       ===         ==        ===        ===         ==

SERIES II POLICIES
Units issued...........       --         1         --          3         --          2
Units redeemed.........       --        --         (3)        --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       --         1         (3)         3         --          2
                            ====       ===         ==        ===        ===         ==

SERIES III POLICIES
Units issued...........       87       185         92         23        310         60
Units redeemed.........     (175)      (41)        (3)       (11)        (9)        (1)
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........      (88)      144         89         12        301         59
                            ====       ===         ==        ===        ===         ==









                            FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               MID-CAP--            OVERSEAS--          VALUE LEADERS--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007       2008(O)      2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --          --        --         --
Units redeemed.........       --        --         --          --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       --        --         --          --        --         --
                            ====       ===        ===        ====        ==         ==

SERIES II POLICIES
Units issued...........        3         4          8          10        --         --
Units redeemed.........      (20)      (14)        (1)         --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........      (17)      (10)         7          10        --         --
                            ====       ===        ===        ====        ==         ==

SERIES III POLICIES
Units issued...........      208       207        122         165        --         --
Units redeemed.........     (166)      (80)       (81)       (337)       --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       42       127         41        (172)       --         --
                            ====       ===        ===        ====        ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        FIDELITY(R) VIP                                                   FIDELITY(R) VIP
         FREEDOM 2030         FIDELITY(R) VIP       FIDELITY(R) VIP         INVESTMENT
          PORTFOLIO--            GROWTH--             INDEX 500--          GRADE BOND--
        INITIAL SHARES         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --          --         --        --          --
         --         --         --         --          --         --        --          --
        ---        ---        ---         --        ----       ----       ---        ----
         --         --         --         --          --         --        --        ----
        ===        ===        ===         ==        ====       ====       ===        ====


         --         --          1         10           3          3        18          24
         --         --        (11)        --          --        (77)      (20)         (2)
        ---        ---        ---         --        ----       ----       ---        ----
         --         --        (10)        10           3        (74)       (2)         22
        ===        ===        ===         ==        ====       ====       ===        ====


        201         48         27         44         571        520       111         185
         (7)       (17)       (65)        (5)       (146)      (177)      (47)        (14)
        ---        ---        ---         --        ----       ----       ---        ----
        194         31        (38)        39         425        343        64         171
        ===        ===        ===         ==        ====       ====       ===        ====







                                JANUS ASPEN                                 JANUS ASPEN
                                  SERIES              JANUS ASPEN             SERIES
        FIDELITY(R) VIP         BALANCED--          SERIES FORTY--       MID CAP GROWTH--
      VALUE STRATEGIES--       INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
        SERVICE CLASS 2           SHARES                SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------




         --         --         --         --         --         --         --         --

         --         --        (17)       (14)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --        (17)       (14)        --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


         --         --         12         16         --         --         --         --
         --         --         (3)        (2)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --          9         14         --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


          5         12         73        190        139        130        146        112
         (8)        (1)       (13)       (11)       (14)        (4)       (18)       (17)
         --         --        ---        ---        ---        ---        ---        ---
         (3)        11         60        179        125        126        128         95
         ==         ==        ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------







                              JANUS ASPEN
                                SERIES                LAZARD              LORD ABBETT
                          WORLDWIDE GROWTH--        RETIREMENT           SERIES FUND--
                             INSTITUTIONAL         INTERNATIONAL         MID-CAP VALUE
                                SHARES           EQUITY PORTFOLIO          PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(B)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       4          2         --         --          --         --
Units redeemed.........      (4)        (3)        --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         (1)        --         --          --         --
                             ==         ==        ===         ==        ====       ====

SERIES II POLICIES
Units issued...........      --         --         17         --           1          1
Units redeemed.........      --         --         --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         --         17         --           1          1
                             ==         ==        ===         ==        ====       ====

SERIES III POLICIES
Units issued...........       3          8         47         42         166        217
Units redeemed.........      (9)        (1)       (84)        (5)       (563)      (118)
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      (6)         7        (37)        37        (397)        99
                             ==         ==        ===         ==        ====       ====








                            MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY
                             UIF EMERGING          UIF EMERGING            UIF U.S.
                            MARKETS DEBT--       MARKETS EQUITY--        REAL ESTATE--
                                CLASS I               CLASS I               CLASS I
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007         2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         (2)        --         --         --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      --         --         (2)        --         --         --
                             ==         ==        ===        ===        ===        ===

SERIES II POLICIES
Units issued...........      --          1          8         20          2          7
Units redeemed.........      (2)        --        (19)        --         (3)        --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      (2)         1        (11)        20         (1)         7
                             ==         ==        ===        ===        ===        ===

SERIES III POLICIES
Units issued...........      34         29         65        117         68        389
Units redeemed.........      (2)        (1)       (23)        (3)       (15)        (4)
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      32         28         42        114         53        385
                             ==         ==        ===        ===        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







       LVIP BARON GROWTH
         OPPORTUNITIES            MFS(R)                MFS(R)                MFS(R)
            FUND--            INVESTORS TRUST        NEW DISCOVERY           UTILITIES
         SERVICE CLASS           SERIES--              SERIES--              SERIES--
            SHARES             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
      2008         2007     2008         2007     2008         2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==        ===         ==         ==         ==         ==         ==         ==


          3          6         --         --         --         --          5          2
         (1)        --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
          2          6         --         --         --         --          5          2
         ==        ===         ==         ==         ==         ==         ==         ==

         40        157         --         --         --          1         23         26
         (6)        (1)        --         --         --         (1)        (7)        (2)
         --        ---         --         --         --         --         --         --

         34        156         --         --         --         --         16         24
         ==        ===         ==         ==         ==         ==         ==         ==







                                OPPENHEIMER
       NEUBERGER BERMAN           CAPITAL                                      PIMCO
         AMT PARTNERS          APPRECIATION        OPPENHEIMER CORE       LOW DURATION--
          PORTFOLIO--             FUND/VA            BOND FUND/VA         ADMINISTRATIVE
            CLASS I         NON-SERVICE SHARES    NON-SERVICE SHARES       CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
      2008(H)      2007     2008(M)      2007     2008(N)      2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         58         --         --         --         --         --         82         13
         (1)        --         --         --         --         --         (2)        (1)
         --         --         --         --         --         --         --         --
         57         --         --         --         --         --         80         12
         ==         ==         ==         ==         ==         ==         ==         ==


--------------------------------------------------------------------------------








                                 PIMCO                 PIMCO                 PIMCO
                             REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --          --        --         --
Units redeemed.........      --         --         --          --        --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      --         --         --          --        --         --
                            ===        ===        ===       =====        ==        ===

SERIES II POLICIES
Units issued...........      --          4         --          --        --         --
Units redeemed.........      (9)        (4)        --          (7)       --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      (9)        --         --          (7)       --         --
                            ===        ===        ===       =====        ==        ===

SERIES III POLICIES
Units issued...........     126        177        410       1,041         3          3
Units redeemed.........     (18)       (15)       (72)       (307)       --        (53)
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........     108        162        338         734         3        (50)
                            ===        ===        ===       =====        ==        ===








                                                   T. ROWE PRICE         T. ROWE PRICE
                             T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
                               INDEX 500               STOCK                 BOND
                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==        ===         ==        ===        ===

SERIES II POLICIES
Units issued...........      --         --          5          3         --          1
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --          5          3         --          1
                             ==         ==        ===         ==        ===        ===

SERIES III POLICIES
Units issued...........      14          7         15         41         45         77
Units redeemed.........      (2)        (1)       (29)        (3)       (25)       (16)
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      12          6        (14)        38         20         61
                             ==         ==        ===         ==        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







             ROYCE                 ROYCE
           MICRO-CAP             SMALL-CAP
          PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE         T. ROWE PRICE
          INVESTMENT            INVESTMENT         BLUE CHIP GROWTH        EQUITY INCOME
             CLASS                 CLASS               PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008         2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --          6         5
         --         --         --         --         --          --         (7)       (6)
        ---        ---        ---        ---        ---        ----       ----       ---
         --         --         --         --         --          --         (1)       (1)
        ===        ===        ===        ===        ===        ====       ====       ===


         --          1         --         --         --          --         13        29
        (18)        (6)        --         --         --         (11)       (43)       (1)
        ---        ---        ---        ---        ---        ----       ----       ---
        (18)        (5)        --         --         --         (11)       (30)       28
        ===        ===        ===        ===        ===        ====       ====       ===


         50        107        325        204        143         161        416       622
        (90)        (5)       (47)        (5)       (23)       (110)      (279)      (89)
        ---        ---        ---        ---        ---        ----       ----       ---
        (40)       102        278        199        120          51        137       533
        ===        ===        ===        ===        ===        ====       ====       ===








                                                        VAN ECK               VAN ECK
                               T. ROWE PRICE      WORLDWIDE ABSOLUTE         WORLDWIDE
         T. ROWE PRICE       PERSONAL STRATEGY         RETURN--            HARD ASSETS--
      NEW AMERICA GROWTH         BALANCED            INITIAL CLASS         INITIAL CLASS
           PORTFOLIO             PORTFOLIO              SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008(L)      2007
      ------------------------------------------------------------------------------------


         --         --         --          --        --         --         --         --
         --         --         --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         --         --         --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         --         --         --          --        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         42        135        749         236         4          4          3         --
        (12)       (20)       (43)       (764)       --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         30        115        706        (528)        4          4          3         --
        ===        ===        ===        ====        ==         ==         ==         ==


--------------------------------------------------------------------------------








                              VAN ECK WIT
                               WORLDWIDE
                              BOND FUND--
                             INITIAL CLASS
                                SHARES
                          ------------------
                            2008     2007(G)
                          ------------------

SERIES I POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES II POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES III POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005, and 2004:





                                                       MAINSTAY VP
                                                         BOND--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                      2008     2007      2006      2005      2004
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   14   $   19    $1,080    $6,193    $4,973
Units Outstanding..................       1        1        71       423       345
Variable Accumulation Unit Value...  $16.60   $16.06    $15.19    $14.63    $14.41
Total Return.......................    3.4%     5.8%      3.8%      1.5%      3.4%
Investment Income Ratio............    3.9%     2.1%      0.3%      3.5%      3.8%

SERIES II POLICIES(b)
Net Assets.........................  $   --   $   --    $   --    $   --    $   --
Units Outstanding..................      --       --        --        --        --
Variable Accumulation Unit Value...  $   --   $   --    $   --    $   --    $   --
Total Return.......................      --       --        --        --        --
Investment Income Ratio............      --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................  $2,572   $1,689    $1,177    $1,441    $1,163
Units Outstanding..................     212      144       107       137       113
Variable Accumulation Unit Value...  $12.13   $11.69    $10.98    $10.50    $10.27
Total Return.......................    3.7%     6.5%      4.5%      2.2%      2.7%
Investment Income Ratio............    4.9%     3.8%      1.1%      2.8%      6.0%







                                                       MAINSTAY VP
                                                      COMMON STOCK--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   724  $    596  $    587   $   527   $ 3,826
Units Outstanding..................       76        40        41        42       329
Variable Accumulation Unit Value...  $  9.52  $  15.02  $  14.38   $ 12.43   $ 11.63
Total Return.......................   (36.6%)     4.4%     15.7%      6.9%     10.1%
Investment Income Ratio............     1.3%      1.2%      0.6%      0.2%      0.2%

SERIES II POLICIES(b)
Net Assets.........................  $67,870  $108,001  $103,462   $89,437   $83,745
Units Outstanding..................    6,096     6,155     6,184     6,212     6,248
Variable Accumulation Unit Value...  $ 11.13  $  17.55  $  16.73   $ 14.40   $ 13.40
Total Return.......................   (36.5%)     4.9%     16.2%      7.4%     10.6%
Investment Income Ratio............     1.5%      1.3%      0.6%      1.0%      9.1%

SERIES III POLICIES(c)
Net Assets.........................  $   416  $    878  $    157   $    22   $     8
Units Outstanding..................       46        61        11         2         1
Variable Accumulation Unit Value...  $  9.09  $  14.29  $  13.59   $ 11.67   $ 10.83
Total Return.......................   (36.4%)     5.1%     16.5%      7.7%      8.4%
Investment Income Ratio............     1.9%      1.3%      1.1%      1.0%     14.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                      MAINSTAY VP
                 CAPITAL APPRECIATION--                             MAINSTAY VP
                     INITIAL CLASS                                CASH MANAGEMENT
      -------------------------------------------  ---------------------------------------------
        2008     2007     2006     2005     2004     2008      2007      2006     2005     2004
      ------------------------------------------------------------------------------------------


      $ 1,072  $   273  $ 8,194  $ 7,135   $1,234  $ 23,233  $ 16,231  $16,157  $   151  $   119
          120       24      814      735      137    17,525    12,468   12,920      125      101
      $  8.95  $ 11.24  $ 10.07  $  9.71   $ 9.02  $   1.33  $   1.30  $  1.25  $  1.20  $  1.18
       (20.4%)   11.6%     3.7%     7.7%     3.4%      1.8%      4.1%     3.9%     2.2%     0.1%
           --       --     0.4%       --       --      2.1%      4.7%     4.8%     2.9%     0.8%


      $    --  $    --  $    --  $    --   $   --  $    681  $    620  $   511  $ 1,778  $ 1,591
           --       --       --       --       --       586       544      468    1,701    1,563
      $ 11.21  $ 11.21  $    --  $    --   $   --  $   1.16  $   1.14  $  1.09  $  1.05  $  1.02
           --       --       --       --       --      1.9%      4.6%     4.3%     2.7%     0.6%
           --       --       --       --       --      2.1%      4.7%     4.5%     3.0%     2.1%


      $ 6,410  $19,469  $14,688  $11,758   $7,441  $172,479  $118,086  $39,142  $32,538  $13,693
          794    1,474    1,250    1,045      717   148,926   103,882   36,094   31,375   13,601
      $  8.07  $ 13.21  $ 11.75  $ 11.25   $10.38  $   1.16  $   1.14  $  1.08  $  1.04  $  1.01
       (38.9%)   12.4%     4.4%     8.4%     3.8%      2.2%      4.8%     4.6%     3.0%     0.7%
         0.5%     0.2%     0.4%       --     1.5%      2.1%      4.6%     4.7%     1.1%     0.6%







                      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
                     CONVERTIBLE--                      FLOATING RATE--                       GOVERNMENT--
                     INITIAL CLASS                       INITIAL CLASS                       INITIAL CLASS
      -------------------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2008     2007     2006     2005     2004
      -------------------------------------------------------------------------------------------------------------------


      $    --   $    1   $    1   $    1   $   --  $    --   $   --   $   --   $    7   $   32   $   31   $1,020   $  898
           --       --       --       --       --       --       --       --       --        2        2       72       64
      $ 13.06   $14.05   $12.32   $11.23   $10.63  $    --   $   --   $   --   $17.03   $15.57   $14.69   $14.22   $13.99
        (7.0%)   14.1%     9.6%     5.7%     5.4%       --       --       --     9.4%     5.9%     3.3%     1.7%     2.6%
         1.3%     2.4%     2.5%       --     2.5%       --       --       --     1.8%     4.9%       --     3.1%     4.2%


      $   268   $  379   $  313   $  226   $  229  $    --   $   79   $   --   $   --   $   --   $   --   $   56   $   49
           24       22       21       17       18       --        8       --       --       --       --        5        5
      $ 11.13   $17.01   $14.85   $13.48   $12.68  $  9.97   $ 9.98   $   --   $11.14   $11.14   $11.14   $10.96   $10.74
       (34.6%)   14.6%    10.1%     6.3%     5.8%    (0.1%)   (0.2%)      --       --       --     1.6%     2.1%     3.1%
         2.4%     2.4%     2.7%     1.5%     5.9%     5.8%    26.2%       --       --       --       --     3.3%     9.7%


      $   235   $  242   $  116   $  292   $   --  $   380   $  420   $  344   $1,993   $1,326   $  433   $  197   $   57
           25       17        9       26       --       45       39       33      154      112       39       19        6
      $  9.43   $14.38   $12.52   $11.34   $10.42  $  8.36   $10.82   $10.55   $12.95   $11.79   $11.05   $10.62   $10.37
       (34.4%)   14.9%    10.4%     8.9%     4.2%   (22.8%)    2.6%     5.5%     9.8%     6.7%     4.1%     2.4%     3.7%
         2.5%     2.8%     0.9%     1.4%       --     5.2%     6.4%     6.2%     3.5%     5.9%     1.4%     3.4%    16.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    92   $   164   $  157    $4,349    $3,917
Units Outstanding..................         7         9        8       261       241
Variable Accumulation Unit Value...   $ 14.22   $ 18.80   $18.51    $16.64    $16.27
Total Return.......................    (24.4%)     1.6%    11.2%      2.2%     11.9%
Investment Income Ratio............      9.0%      6.4%     0.1%      6.0%      7.1%

SERIES II POLICIES(b)
Net Assets.........................   $    97   $   250   $  194    $  131    $   58
Units Outstanding..................         7        14       11         9         4
Variable Accumulation Unit Value...   $ 13.06   $ 17.26   $16.91    $15.13    $14.73
Total Return.......................    (24.3%)     2.1%    11.8%      2.7%     12.4%
Investment Income Ratio............      7.1%      6.0%     2.5%      7.7%     13.5%

SERIES III POLICIES(c)
Net Assets.........................   $10,566   $14,732   $5,915    $2,391    $  391
Units Outstanding..................     1,079     1,140      468       212        36
Variable Accumulation Unit Value...   $  9.81   $ 12.92   $12.63    $11.27    $10.95
Total Return.......................    (24.1%)     2.3%    12.0%      2.9%      9.5%
Investment Income Ratio............      7.7%      7.8%     2.7%      6.2%     24.4%







                                                        MAINSTAY VP
                                                  INTERNATIONAL EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $29,906   $43,580   $67,923   $52,190   $49,629
Units Outstanding..................     2,066     2,228     3,618     3,626     3,697
Variable Accumulation Unit Value...   $ 14.49   $ 19.56   $ 18.77   $ 14.40   $ 13.42
Total Return.......................    (25.9%)     4.2%     30.4%      7.2%     16.5%
Investment Income Ratio............      1.5%      0.6%      0.3%      1.7%      1.8%

SERIES II POLICIES(b)
Net Assets.........................   $   841   $ 1,463   $ 1,377   $ 1,004   $   846
Units Outstanding..................        52        67        66        63        57
Variable Accumulation Unit Value...   $ 16.30   $ 21.98   $ 21.00   $ 16.03   $ 14.88
Total Return.......................    (25.9%)     4.7%     31.0%      7.7%     17.1%
Investment Income Ratio............      1.4%      0.7%      0.4%      1.5%      4.2%

SERIES III POLICIES(c)
Net Assets.........................   $20,138   $29,202   $23,036   $ 6,744   $ 3,331
Units Outstanding..................     1,574     1,696     1,404       540       288
Variable Accumulation Unit Value...   $ 12.80   $ 17.22   $ 16.41   $ 12.50   $ 11.57
Total Return.......................    (25.7%)     4.9%     31.3%      8.0%     15.7%
Investment Income Ratio............      1.6%      0.7%      0.5%      1.8%      3.0%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      MAINSTAY VP                                          MAINSTAY VP
                 ICAP SELECT EQUITY--                                   INCOME & GROWTH--
                     INITIAL CLASS                                        INITIAL CLASS
------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 1,536   $  177    $  176    $  430    $  396      $--       $--     $    1    $    1    $   --
           163       12        12        36        34       --        --         --        --        --
       $  9.41   $15.13    $14.26    $12.04    $11.49      $--       $--     $12.06    $10.39    $   --
        (37.8%)    6.1%     18.5%      4.7%     10.6%       --        --      16.1%      3.9%        --
          1.0%     0.4%      0.2%      1.0%      1.0%       --        --       0.7%      3.0%        --


       $99,274   $   --    $   --    $   56    $   47      $--       $--     $   --    $    5    $    4
         9,620       --        --         4         3       --        --         --        --        --
       $ 10.32   $   --    $16.30    $14.98    $14.24      $--       $--     $12.46    $12.48    $11.95
        (36.7%)      --      8.8%      5.2%     11.1%       --        --      (0.1%)     4.4%     12.4%
          0.8%       --        --      1.0%      2.9%       --        --         --      1.2%      4.8%


       $14,524   $   24    $    5    $  218    $   20      $--       $--     $   22    $  932    $   49
         1,609        2        15        19         2       --        --         74        79         4
       $  9.03   $14.47    $13.54    $11.35    $10.76      $--       $--     $13.80    $11.81    $11.28
        (37.6%)    6.9%     19.3%      5.4%      7.6%       --        --      16.9%      4.7%     12.8%
          0.7%     0.4%      0.3%      1.8%      1.5%       --        --       0.6%      3.0%      4.2%







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    62   $  111    $   97    $  281    $  254    $    --   $    --   $    --   $    --   $    --
            13       14        15        47        44         --        --        --        --        --
       $  4.69   $ 7.70    $ 6.39    $ 6.00    $ 5.79    $    --   $    --   $    --   $    --   $    --
        (39.0%)   20.5%      6.5%      3.6%     (3.0%)        --        --        --        --        --
          0.1%       --      0.1%        --      0.2%         --        --        --        --        --


       $    --   $   --    $   67    $   63    $   48    $27,568   $48,265   $46,294   $40,564   $35,255
            --       --         6         6         5      2,146     2,165     2,176     2,186     2,196
       $    --   $   --    $10.94    $10.22    $ 9.82    $ 12.84   $ 22.29   $ 21.28   $ 18.56   $ 16.06
            --    (0.2%)     7.0%      4.1%     (2.6%)    (42.4%)     4.8%     14.7%     15.6%     21.9%
            --       --      0.1%        --      0.2%       0.3%      0.4%        --      0.6%      3.2%


       $    20   $   33    $   28    $   31    $   14    $13,165   $23,854   $21,564   $ 2,931   $ 2,792
             2        2         3         3         1      1,381     1,446     1,372       214       237
       $  8.15   $13.32    $10.98    $10.24    $ 9.81    $  9.53   $ 16.50   $ 15.71   $ 13.67   $ 11.80
        (38.8%)   21.3%      7.2%      4.3%     (1.9%)    (42.2%)     5.0%     15.0%     15.9%     18.0%
          0.1%     0.0%      0.1%        --      0.9%       0.5%      0.4%        --      0.5%      0.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    INITIAL CLASS                                INITIAL CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Units Outstanding..................       --       --       --       --       --       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Total Return.......................       --       --       --       --       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --


SERIES II POLICIES(b)
Net Assets.........................  $    --  $   150   $   --   $   --   $   --  $42,576  $63,752  $64,974  $57,377  $54,668
Units Outstanding..................       --       16       --       --       --    4,727    4,769    4,793    4,815    4,837
Variable Accumulation Unit Value...  $  9.12  $  9.44   $   --   $   --   $   --  $  9.01  $ 13.37  $ 13.56  $ 11.92  $ 11.30
Total Return.......................    (3.3%)   (5.6%)      --       --       --   (32.6%)   (1.4%)   13.8%     5.4%    13.0%
Investment Income Ratio............       --       --       --       --       --     1.7%     1.0%     0.1%     0.8%     5.3%


SERIES III POLICIES(c)
Net Assets.........................  $ 3,749  $10,832   $9,851   $  466   $  144  $   479  $   507  $   221  $   182  $    12
Units Outstanding..................      394      630      663       34       12       56       40       17       16        1
Variable Accumulation Unit Value...  $  9.52  $ 17.20   $14.85   $13.60   $11.61  $  8.53  $ 12.63  $ 12.78  $ 11.21  $ 10.60
Total Return.......................   (44.7%)   15.8%     9.2%    17.1%    16.1%   (32.5%)   (1.1%)   14.0%     5.7%     6.0%
Investment Income Ratio............       --       --       --       --       --     1.9%     1.1%     0.1%     2.0%     9.6%







                                                     MAINSTAY VP
                                                    TOTAL RETURN--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 5,508  $12,280   $2,941   $1,891   $1,361
Units Outstanding..................      677    1,099      281      196      150
Variable Accumulation Unit Value...  $  8.14  $ 11.17   $10.47   $ 9.63   $ 9.10
Total Return.......................   (27.2%)    6.8%     8.7%     5.8%     5.6%
Investment Income Ratio............     4.0%     3.1%     0.9%     1.8%     1.8%

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                       S&P 500 INDEX--                                 SMALL CAP GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $94,616  $157,310  $131,923  $119,908  $118,599   $    --   $   --    $   --    $   --    $   --
        10,602    11,052     9,685    10,091    10,385        --       --        --        --        --
       $  8.93  $  14.23  $  13.62  $  11.88  $  11.42   $    --   $   --    $   --    $   --    $   --
        (37.2%)     4.5%     14.6%      4.1%      9.7%        --       --        --        --        --
          2.4%      1.7%      0.5%      1.2%      1.8%        --       --        --        --        --



       $   404  $    608  $    534  $    319  $    297   $    --   $   --    $   --    $   --    $   --
            44        42        39        26        26        --       --        --        --        --
       $  9.13  $  14.53  $  13.85  $  12.02  $  11.50   $    --   $   --    $   --    $   --    $   --
        (37.2%)     5.0%     15.1%      4.5%     10.2%        --       --        --        --        --
          2.5%      1.7%      0.7%      1.2%      4.5%        --       --        --        --        --



       $22,919  $ 23,852  $ 22,492  $ 15,506  $ 12,742   $ 2,316   $4,522    $4,597    $   34    $    6
         2,639     1,730     1,716     1,366     1,176       344      404       398         3         1
       $  8.69  $  13.79  $  13.10  $  11.35  $  10.83   $  6.72   $11.19    $11.56    $10.87    $10.45
        (37.0%)     5.2%     15.4%      4.8%      8.3%    (39.9%)   (3.2%)     6.3%      4.1%      4.5%
          3.7%      1.7%      0.7%      1.2%      4.9%        --       --        --        --        --






                                                                  AIM V.I.                      AIM V.I.
                         MAINSTAY VP                             GLOBAL REAL                  INTERNATIONAL
                           VALUE--                              ESTATE FUND--                 GROWTH FUND--
                        INITIAL CLASS                          SERIES I SHARES               SERIES I SHARES
      ------------------------------------------------  ----------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


         $--    $  4,536  $  3,500  $  1,143  $  2,868   $    --   $   --    $   --    $    --   $   --    $   --
          --         331       259       100       265        --       --        --         --       --        --
         $--    $  13.69  $  13.49  $  11.43  $  10.83   $    --   $   --    $   --    $    --   $   --    $   --
          --        1.5%     18.1%      5.5%     10.5%        --       --        --         --       --        --
          --        1.8%      0.6%      0.6%      1.9%        --       --        --         --       --        --



         $--    $159,779  $157,522  $133,533  $126,588   $    67   $   16    $   75    $    --   $   --    $   --
          --       8,610     8,652     8,697     8,738        12        2         7         --       --        --
         $--    $  18.56  $  18.21  $  15.35  $  14.49   $  5.75   $10.42    $11.06    $    --   $   --    $   --
          --        1.9%     18.6%      6.0%     11.0%    (44.8%)   (5.8%)    10.6%         --       --        --
          --        1.6%      0.4%      1.2%      7.4%     12.8%     1.0%      8.0%         --       --        --



         $--    $ 13,288  $ 12,123  $  2,161  $    620   $   655   $1,197    $5,505    $ 3,366   $4,552    $   30
          --       1,030       960       203        62       101      102       445        418      337         3
         $--    $  12.91  $  12.63  $  10.62  $  10.00   $  6.48   $11.70    $12.38    $  8.05   $13.50    $11.77
          --        2.2%     18.9%      6.2%        --    (44.6%)   (5.5%)    23.8%     (40.4%)   14.7%     16.7%
          --        1.6%      0.5%      1.5%        --      7.1%     2.3%      4.0%       0.6%       --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ALGER AMERICAN
                                                          CAPITAL
                                                       APPRECIATION
                                                        PORTFOLIO--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $    13   $   51    $  144    $   27    $   13
Units Outstanding..................         1        3        10         2         1
Variable Accumulation Unit Value...   $ 10.42   $18.99    $14.22    $11.92    $10.42
Total Return.......................    (45.1%)   33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............        --       --        --        --        --







                                                    AMERICAN CENTURY(R)
                                                        VP VALUE--
                                                         CLASS II
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   317   $  380    $  349    $  173    $  112
Units Outstanding..................        34       30        26        15        10
Variable Accumulation Unit Value...   $  9.33   $12.77    $13.52    $11.44    $10.94
Total Return.......................    (27.0%)   (5.5%)    18.2%      4.6%      9.4%
Investment Income Ratio............      2.2%     1.4%      1.1%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $   224   $  882    $  227    $   70    $   --
Units Outstanding..................        26       75        18         7        --
Variable Accumulation Unit Value...   $  8.55   $11.68    $12.34    $10.41    $   --
Total Return.......................    (26.8%)   (5.3%)    18.5%      4.1%        --
Investment Income Ratio............      2.4%     1.4%      0.6%      0.5%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                     ALLIANCEBERN-
                                                                         STEIN            ALLIANCEBERN-
                     ALGER AMERICAN                ALGER AMERICAN         VPS                 STEIN
                        SMALLCAP                      SMALLCAP       INTERNATIONAL        VPS SMALL/MID
                         GROWTH                      AND MIDCAP          VALUE              CAP VALUE
                      PORTFOLIO--                     GROWTH--        PORTFOLIO--          PORTFOLIO--
                     CLASS O SHARES                CLASS O SHARES   CLASS A SHARES       CLASS A SHARES
      -------------------------------------------  --------------   --------------      ----------------
        2008     2007     2006     2005     2004        2008         2008     2007        2008     2007
      --------------------------------------------------------------------------------------------------


      $    --   $   28   $   24   $   19   $  230      $    --     $    --   $   --     $    --    $--
           --        2        2        2       25           --          --       --          --     --
      $    --   $14.89   $12.79   $10.73   $ 9.24      $    --     $    --   $   --     $    --    $--
       (13.8%)   16.4%    19.2%    16.1%    15.8%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $    --   $   --   $   --   $   --   $  115      $    --     $    --   $   --     $    --    $--
           --       --       --       --        8           --          --       --          --     --
      $    --   $   --   $   --   $   --   $14.26      $    --     $    --   $   --     $    --    $--
           --       --       --       --    16.3%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $   804   $2,255   $1,950   $  189   $   59      $     6     $   804   $  664     $   114    $--
           86      129      131       15        6            1         185       72          17     --
      $  9.31   $17.43   $14.86   $12.38   $10.59      $  5.37     $  4.34   $ 9.26     $  6.75    $--
       (46.6%)   17.2%    20.1%    16.9%     5.9%       (46.3%)     (53.2%)   (7.4%)     (32.5%)    --
           --       --       --       --       --           --        0.8%       --        0.5%     --






            AMERICAN FUNDS             AMERICAN FUNDS                                        AMERICAN FUNDS
           ASSET ALLOCATION             GLOBAL SMALL              AMERICAN FUNDS             GROWTH-INCOME
                FUND--                CAPITALIZATION--            GROWTH FUND--                  FUND--
            CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
      -------------------------  -------------------------  -------------------------  -------------------------
        2008     2007     2006     2008     2007     2006     2008     2007     2006     2008     2007     2006
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
           --       --     --         --       --     --         --       --       --       --       --     --



      $    --   $   --    $--    $    46   $   --    $--    $    95   $   --   $   --  $    --   $   --    $--
           --       --     --          9       --     --         17       --       --       --       --     --
      $    --   $   --    $--    $  4.88   $   --    $--    $  5.68   $   --   $   --  $    --   $   --    $--
           --       --     --     (51.2%)      --     --     (43.2%)      --       --       --       --     --
           --       --     --         --       --     --       1.3%       --       --       --       --     --



      $   128   $  178    $--    $   120   $  471    $--    $ 1,083   $1,334   $    5  $    48   $   33    $--
           17       17     --         21       38     --        173      119        1        8        3     --
      $  7.55   $10.71    $--    $  5.76   $12.39    $--    $  6.27   $11.19   $ 9.96  $  6.11   $ 9.84    $--
       (29.5%)    7.1%     --     (53.5%)   23.9%     --     (44.0%)   12.3%    (0.4%)  (37.8%)   (1.6%)    --
         3.4%     2.3%     --         --     2.9%     --       1.1%     1.4%       --     2.4%     2.8%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                           AMERICAN FUNDS
                                           INTERNATIONAL                        CVS CALVERT
                                               FUND--                         SOCIAL BALANCED
                                           CLASS 2 SHARES                        PORTFOLIO
                                     -------------------------  -------------------------------------------
                                       2008     2007     2006     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $    7   $    7
Units Outstanding..................       --       --     --         --       --       --        1        1
Variable Accumulation Unit Value...  $    --   $   --    $--    $    --   $   --   $12.64   $12.42   $11.84
Total Return.......................       --       --     --         --       --     1.8%     4.9%     7.5%
Investment Income Ratio............       --       --     --         --       --       --     0.0%     1.2%

SERIES II POLICIES(b)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --     --         --       --       --       --       --
Variable Accumulation Unit Value...  $ 11.64   $11.64    $--    $    --   $   --   $   --   $   --   $   --
Total Return.......................       --       --     --         --       --       --       --       --
Investment Income Ratio............       --     0.3%     --         --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $ 4,075   $1,647    $--    $    10   $   16   $   22   $  865   $  402
Units Outstanding..................      592      138     --          1        1        2       76       37
Variable Accumulation Unit Value...  $  6.88   $11.89    $--    $  8.74   $12.72   $12.38   $11.38   $10.77
Total Return.......................   (42.1%)   18.9%     --     (31.3%)    2.8%     8.8%     5.7%     7.7%
Investment Income Ratio............     2.6%     2.2%     --       2.6%     2.3%     0.3%     1.5%     6.4%






                                                                                         DREYFUS VIF
                                                     DREYFUS VIF                           EMERGING
                                                 DEVELOPING LEADERS--                     LEADERS--
                                                    INITIAL SHARES                      INITIAL SHARES
                                     -------------------------------------------  -------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Units Outstanding..................       --       --       --       --       --     --         --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Total Return.......................       --       --       --       --       --     --         --       --
Investment Income Ratio............       --       --       --       --       --     --         --       --

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $  256   $  178    $--     $   --   $   --
Units Outstanding..................       --       --       --       22       16     --         --       --
Variable Accumulation Unit Value...  $ 10.90  $ 10.90   $10.90   $11.66   $11.05    $--     $   --   $   --
Total Return.......................       --       --    (6.5%)    5.5%    11.1%     --         --       --
Investment Income Ratio............       --       --     0.6%       --     0.3%     --         --       --

SERIES III POLICIES(c)
Net Assets.........................  $    11  $    19   $   35   $   75   $   22    $--     $   --   $   18
Units Outstanding..................        2        2        3        7        2     --         --        2
Variable Accumulation Unit Value...  $  6.27  $ 10.05   $11.30   $10.89   $10.29    $--     $11.02   $10.81
Total Return.......................   (37.6%)  (11.1%)    3.7%     5.8%     2.9%     --       1.9%     8.1%
Investment Income Ratio............     0.9%     0.7%     0.5%       --     0.5%     --         --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                 DELAWARE VIP
                                             INTERNATIONAL VALUE                      DREYFUS IP
                  DAVIS VALUE                  EQUITY SERIES--                   TECHNOLOGY GROWTH--
                   PORTFOLIO                    STANDARD CLASS                      INITIAL SHARES
      ----------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
           --       --       --       --       --       --     --         --       --       --       --       --


      $    --   $  151   $  143   $   82  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       14       13        8       --       --     --         --       --       --       --       --
      $ 10.73   $10.97   $11.31   $ 9.86  $    --   $   --    $--    $  9.86   $ 9.86   $ 9.86   $   --   $ 9.79
        (2.2%)   (3.0%)   14.7%    (1.4%)      --       --     --         --       --     0.7%       --    (1.1%)
           --     3.1%     0.6%    43.1%       --       --     --         --       --       --       --       --


      $ 1,070   $1,783   $  315   $  118  $    --   $  403    $--    $   531   $  671   $  376   $  336   $  133
          151      150       28       12       --       38     --         75       56       36       33       14
      $  7.08   $11.86   $11.34   $ 9.86  $  6.10   $10.59    $--    $  7.09   $12.05   $10.50   $10.07   $ 9.70
       (40.3%)    4.6%    15.0%    (1.4%)  (42.4%)    5.9%     --     (41.2%)   14.7%     4.3%     3.8%    (3.0%)
         0.9%     1.4%     1.1%       --     2.4%     2.0%     --         --       --       --       --       --





             DWS
        DREMAN SMALL       DWS GLOBAL
           MID CAP        OPPORTUNITIES                       DWS                                    FIDELITY(R) VIP
         VALUE VIP--          VIP--                  SMALL CAP INDEX VIP--                           CONTRAFUND(R)--
       CLASS A SHARES    CLASS A SHARES                  CLASS A SHARES                               INITIAL CLASS
      ----------------  ----------------  -------------------------------------------  -------------------------------------------
        2008     2007     2008     2007     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $   121  $   306  $   263   $  543   $  469
           --       --       --     --         --       --       --       --       --        9       13       13       30       30
      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $ 13.30  $ 23.22  $ 19.88   $17.92   $15.44
           --       --       --     --         --       --       --       --       --   (42.7%)   16.8%    10.9%    16.1%    14.7%
           --       --       --     --         --       --       --       --       --     0.9%     1.0%     1.5%     0.3%     0.3%


      $    --   $   --  $    --    $--    $    75  $   113  $   102   $  188   $   73  $ 1,011  $ 1,790  $ 1,227   $1,994   $1,573
           --       --       --     --          8        8        7       15        6       85       86       69      126      116
      $    --   $   --  $    --    $--    $  9.55  $ 14.53  $ 14.85   $12.67   $12.18  $ 11.88  $ 20.73  $ 17.67   $15.86   $13.59
           --       --       --     --     (34.3%)   (2.1%)   17.2%     4.0%    17.5%   (42.7%)   17.3%    11.4%    16.6%    15.2%
           --       --       --     --       1.6%     0.8%     0.6%     0.7%     0.2%     1.0%     1.1%     1.2%     0.3%     0.7%


      $   861   $1,220  $    11    $--    $ 9,454  $14,260  $24,980   $8,970   $5,823  $16,770  $19,399  $11,897   $3,687   $  514
          139      131        2     --      1,065    1,057    1,816      766      519    1,716    1,140      822      285       46
      $  6.19   $ 9.29  $  5.24    $--    $  8.89  $ 13.49  $ 13.75   $11.70   $11.23  $  9.78  $ 17.02  $ 14.47   $12.95   $11.08
       (33.4%)   (7.1%)  (47.6%)    --     (34.1%)   (1.9%)   17.5%     4.3%    12.3%   (42.5%)   17.6%    11.7%    16.9%    10.8%
         1.7%       --       --     --       1.6%     0.9%     0.4%     0.5%     0.1%     1.2%     1.1%     1.5%     0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                      EQUITY-INCOME--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $     3   $   59    $   60    $2,172    $1,873
Units Outstanding..................        --        4         4       165       149
Variable Accumulation Unit Value...   $  9.07   $15.87    $15.74    $13.18    $12.54
Total Return.......................    (42.8%)    0.8%     19.4%      5.1%     10.8%
Investment Income Ratio............      0.8%     1.8%      2.5%      1.6%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $     6   $   11    $   --    $   58    $   49
Units Outstanding..................         1        1        --         4         3
Variable Accumulation Unit Value...   $  9.85   $17.21    $16.97    $15.69    $14.86
Total Return.......................    (42.8%)    1.4%      8.2%      5.6%     11.3%
Investment Income Ratio............        --       --      2.5%      1.4%      3.8%

SERIES III POLICIES(c)
Net Assets.........................   $ 4,568   $9,198    $8,274    $3,577    $1,737
Units Outstanding..................       570      658       514       311       160
Variable Accumulation Unit Value...   $  8.02   $13.98    $13.77    $11.46    $10.82
Total Return.......................    (42.7%)    1.5%     20.2%      5.9%      8.2%
Investment Income Ratio............      2.5%     2.0%      3.5%      0.8%        --







                                                      FIDELITY(R) VIP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    46   $  244    $   71    $  339    $  270
Units Outstanding..................         6       16         6        31        26
Variable Accumulation Unit Value...   $  7.79   $14.79    $11.67    $10.95    $10.38
Total Return.......................    (47.3%)   26.6%      6.6%      5.5%      3.1%
Investment Income Ratio............      0.5%     0.8%      0.6%      0.4%      0.7%

SERIES III POLICIES(c)
Net Assets.........................   $ 1,720   $3,823    $2,568    $3,613    $1,636
Units Outstanding..................       230      268       229       344       165
Variable Accumulation Unit Value...   $  7.52   $14.23    $11.21    $10.49    $ 9.92
Total Return.......................    (47.2%)   27.0%      6.9%      5.8%     (0.8%)
Investment Income Ratio............      0.8%     0.8%      0.6%      0.3%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                  FIDELITY(R) VIP                         FIDELITY(R) VIP                    FIDELITY(R) VIP
                   FREEDOM 2010                            FREEDOM 2020                       FREEDOM 2030
                    PORTFOLIO--                             PORTFOLIO--                        PORTFOLIO--
                  INITIAL SHARES                          INITIAL SHARES                     INITIAL SHARES
      --------------------------------------  --------------------------------------  ----------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
            --       --        --        --         --       --        --        --         --       --        --



       $    --   $   31    $   --    $   --    $    11   $   18    $   --    $   --    $    --   $   --    $   --
            --        3        --        --          2        2        --        --         --       --        --
       $ 10.20   $10.25    $   --    $   --    $  7.38   $10.98    $   --    $   --    $    --   $   --    $   --
         (0.4%)    2.5%        --        --     (32.8%)    9.8%        --        --         --       --        --
            --    14.8%        --        --       3.2%     2.5%        --        --         --       --        --



       $ 1,049   $  340    $  180    $  221    $ 3,127   $  931    $  177    $   83    $ 1,872   $  644    $  230
           117       28        16        22        376       75        16         8        246       52        21
       $  8.97   $11.96    $11.01    $10.02    $  8.31   $12.33    $11.19    $ 9.99    $  7.61   $12.29    $11.04
        (25.1%)    8.7%      9.8%      0.2%     (32.6%)   10.2%     12.0%     (0.1%)    (38.0%)   11.4%     10.4%
          4.5%     2.3%      1.8%        --       4.7%     3.8%      1.8%        --       4.2%     1.8%      4.1%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                         INDEX 500--                                 INVESTMENT GRADE BOND--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
            --        --        --        --       --        --        --        --        --        --


       $   247   $   336   $ 1,519   $ 1,050   $  816    $1,904    $2,001    $1,653    $1,150    $  926
            23        20        94        75       61       151       153       131        95        78
       $ 10.63   $ 16.91   $ 16.08   $ 13.93   $13.32    $12.65    $13.11    $12.59    $12.10    $11.87
        (37.2%)     5.2%     15.4%      4.6%    10.3%     (3.5%)     4.1%      4.1%      1.9%      4.2%
          2.6%      3.1%      1.3%      1.5%     2.8%      4.2%      4.1%      3.4%      3.5%     11.0%


       $24,421   $32,904   $26,736   $15,576   $5,552    $5,070    $4,516    $2,444    $1,191    $  115
         2,817     2,392     2,049     1,381      516       456       392       221       113        11
       $  8.67   $ 13.75   $ 13.04   $ 11.27   $10.75    $11.14    $11.52    $11.04    $10.58    $10.35
        (37.0%)     5.4%     15.7%      4.8%     7.5%     (3.2%)     4.3%      4.3%      2.2%      3.5%
          2.3%      3.5%      1.3%      0.7%       --      3.9%      3.7%      2.8%      0.9%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                         MID-CAP--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $   --    $   --
Total Return.......................        --        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES II POLICIES(b)
Net Assets.........................   $   468   $ 1,152   $ 1,196   $  739    $  584
Units Outstanding..................        34        51        61       42        39
Variable Accumulation Unit Value...   $ 13.76   $ 22.77   $ 19.74   $17.56    $14.88
Total Return.......................    (39.6%)    15.3%     12.4%    18.0%     24.6%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --

SERIES III POLICIES(c)
Net Assets.........................   $13,908   $22,201   $17,242   $9,912    $4,230
Units Outstanding..................     1,284     1,242     1,115      721       365
Variable Accumulation Unit Value...   $ 10.82   $ 17.87   $ 15.46   $13.72    $11.59
Total Return.......................    (39.4%)    15.6%     12.7%    18.3%     15.9%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --







                                                       JANUS ASPEN
                                                    SERIES BALANCED--
                                                   INSTITUTIONAL SHARES
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 8,303   $10,243   $9,579    $11,800   $11,571
Units Outstanding..................      486       503      517        700       736
Variable Accumulation Unit Value...  $ 17.07   $ 20.35   $18.54    $ 16.86   $ 15.73
Total Return.......................   (16.1%)     9.8%     9.9%       7.2%      7.8%
Investment Income Ratio............     2.7%      2.6%     2.1%       2.3%      2.3%

SERIES II POLICIES(b)
Net Assets.........................  $ 1,796   $ 1,994   $1,623    $ 1,201   $   998
Units Outstanding..................      142       133      119         97        87
Variable Accumulation Unit Value...  $ 12.63   $ 15.04   $13.64    $ 12.35   $ 11.47
Total Return.......................   (16.0%)    10.3%    10.4%       7.7%      8.3%
Investment Income Ratio............     2.8%      2.6%     2.3%       2.4%      7.8%

SERIES III POLICIES(c)
Net Assets.........................  $ 4,622   $ 4,650   $1,928    $ 1,262   $   797
Units Outstanding..................      391       331      152        110        75
Variable Accumulation Unit Value...  $ 11.81   $ 14.03   $12.69    $ 11.47   $ 10.62
Total Return.......................   (15.8%)    10.5%    10.7%       7.9%      6.2%
Investment Income Ratio............     2.8%      2.7%     2.2%       1.7%      3.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                     FIDELITY(R)
                                                         VIP
                    FIDELITY(R) VIP                     VALUE                    FIDELITY(R) VIP
                       OVERSEAS--                     LEADERS--                 VALUE STRATEGIES--
                     INITIAL CLASS                  INITIAL CLASS                SERVICE CLASS 2
      -------------------------------------------  --------------  -------------------------------------------
        2008     2007     2006     2005     2004    2008    2007     2008     2007     2006     2005     2004
      --------------------------------------------------------------------------------------------------------



      $    --  $    --  $    --   $   --   $   --  $   --  $   --  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
      $    --  $    --  $    --   $   --   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
           --       --       --       --       --      --      --       --       --       --       --       --



      $   147  $   156  $    --   $  165   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           17       10       --       11       --      --      --       --       --       --       --       --
      $  8.74  $ 15.59  $ 15.82   $14.53   $14.40  $   --     $--  $    --   $   --   $   --   $   --   $   --
       (43.9%)   (1.5%)    8.9%     0.9%     8.9%      --      --       --       --       --       --       --
         3.6%     7.7%     1.4%       --     3.2%      --      --       --       --       --       --       --



      $ 7,991  $13,500  $14,042   $4,129   $  705  $   --     $--  $   187   $  432   $  255   $  129   $   27
          824      783      955      332       67      --      --       26       29       18       11        2
      $  9.69  $ 17.25  $ 14.70   $12.45   $10.46  $ 9.96     $--  $  7.25   $14.89   $14.12   $12.17   $11.88
       (43.8%)   17.3%    18.1%    19.0%     4.6%   (0.4%)     --   (51.3%)    5.4%    16.0%     2.4%    18.8%
         2.6%     3.0%     0.4%     0.2%       --    2.4%      --     0.5%     0.7%     0.3%       --       --







                  JANUS ASPEN                             JANUS ASPEN                                  JANUS ASPEN
                SERIES FORTY--                      SERIES MID CAP GROWTH--                     SERIES WORLDWIDE GROWTH--
             INSTITUTIONAL SHARES                     INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ----------------------------------  -------------------------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $   158   $  296   $  276   $  285   $  523
           --       --       --       --       --       --       --       --       --       20       20       21       25       48
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $  8.02   $14.55   $13.37   $11.39   $10.83
           --       --       --       --       --       --       --       --       --   (44.8%)    8.9%    17.4%     5.1%     4.0%
           --       --       --       --       --       --       --       --       --     1.2%     0.8%     1.7%     1.3%     1.1%


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $    --   $   --   $   --   $   96   $   63
           --       --       --       --       --       --       --       --       --       --       --       --        9        6
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $ 10.53   $10.53   $10.53   $10.79   $10.21
           --       --       --       --       --       --       --       --       --       --       --    (2.4%)    5.6%     4.5%
           --       --       --       --       --       --       --       --       --       --       --     2.2%     1.5%     3.1%


      $ 5,270   $7,521   $4,077   $  307  $ 5,755   $7,998   $5,191   $3,388   $  638  $   370   $  749   $  599   $  457   $  128
          615      490      364       30      586      458      363      269       57       50       56       49       44       13
      $  8.56   $15.33   $11.19   $10.24  $  9.82   $17.44   $14.29   $12.58   $11.20  $  7.39   $13.36   $12.18   $10.31   $ 9.74
       (44.1%)   37.0%     9.3%     2.4%   (43.7%)   22.0%    13.6%    12.3%    12.0%   (44.7%)    9.6%    18.2%     5.9%    (2.6%)
         0.1%     0.4%     0.5%     0.6%     0.3%     0.2%       --       --       --     1.2%     0.8%     2.0%     1.4%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     LAZARD
                                         RETIREMENT INTERNATIONAL EQUITY
                                                    PORTFOLIO
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --
Units Outstanding..................        --       --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --
Total Return.......................        --       --        --        --
Investment Income Ratio............        --       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   130   $   --    $   --    $   --
Units Outstanding..................        17       --        --        --
Variable Accumulation Unit Value...   $  7.75   $10.55    $   --    $   --
Total Return.......................    (26.6%)    5.5%        --        --
Investment Income Ratio............      3.2%     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,599   $3,086    $2,291    $   26
Units Outstanding..................       172      209       172         2
Variable Accumulation Unit Value...   $  9.30   $14.76    $13.32    $10.87
Total Return.......................    (37.0%)   10.8%     22.5%      8.7%
Investment Income Ratio............      1.0%     2.7%      1.4%      1.0%







                                                     MFS(R) INVESTORS
                                                      TRUST SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   137   $  210    $  194    $  176    $  169
Units Outstanding..................        12       12        12        13        13
Variable Accumulation Unit Value...   $ 11.41   $17.09    $15.54    $13.79    $12.88
Total Return.......................    (33.2%)   10.0%     12.7%      7.0%     11.1%
Investment Income Ratio............      0.8%     0.8%      0.5%      0.5%      1.7%

SERIES III POLICIES(c)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                         LORD ABBETT
                        SERIES FUND--                              LVIP BARON GROWTH
                        MID-CAP VALUE                            OPPORTUNITIES FUND--
                          PORTFOLIO                              SERVICE CLASS SHARES
      ------------------------------------------------  --------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
            --        --        --       --        --         --       --        --        --


       $   123   $   188   $   166   $1,100    $1,026    $    96   $  144    $   71    $   --
            11        10         9       68        69         15       13         7        --
       $ 10.95   $ 18.10   $ 18.03   $16.11    $14.92    $  6.60   $10.86    $10.53    $   --
        (39.5%)     0.3%     12.0%     8.0%     23.7%     (39.3%)    3.1%      5.3%        --
          1.4%      0.5%      0.1%     0.5%      1.2%         --       --        --        --


       $ 4,685   $13,379   $11,906   $8,068    $5,014    $ 1,885   $2,685    $  788    $  128
           548       945       846      644       433        258      224        68        13
       $  8.58   $ 14.15   $ 14.07   $12.53    $11.58    $  7.30   $11.99    $11.59    $10.04
        (39.4%)     0.6%     12.2%     8.2%     15.8%     (39.1%)    3.4%     15.5%      0.4%
          1.1%      0.5%      0.6%     0.5%      1.1%         --       --        --        --







                           MFS(R)                                            MFS(R)
                   NEW DISCOVERY SERIES--                              UTILITIES SERIES--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    73   $   28    $   --    $    8    $   --
            --       --        --        --        --          7        2        --         1        --
       $    --   $   --    $   --    $   --    $   --    $ 10.85   $17.45    $13.64    $12.92    $11.75
            --       --        --        --        --     (37.8%)   27.9%      5.6%     10.0%      5.5%
            --       --        --        --        --       0.6%     1.3%      4.3%        --      8.2%


       $     5   $    9    $   15    $  596    $  315    $   973   $1,258    $  621    $   15    $   --
             1        1         1        57        32         81       65        41         1        --
       $  7.37   $12.14    $11.84    $10.46    $ 9.94    $ 12.02   $19.28    $15.08    $11.49    $   --
        (39.3%)    2.5%     13.2%      5.2%     (0.6%)    (37.7%)   27.9%     31.3%     14.9%        --
            --       --        --        --        --       1.5%     0.8%      0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                    MORGAN STANLEY UIF
                                                  EMERGING MARKETS DEBT--
                                                          CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    91   $  132    $  116    $   64    $   --
Units Outstanding..................         8       10         9         6        --
Variable Accumulation Unit Value...   $ 11.29   $13.31    $12.52    $11.33    $   --
Total Return.......................    (15.2%)    6.3%     10.5%     13.3%        --
Investment Income Ratio............      7.0%     7.3%      8.1%      6.2%        --


SERIES III POLICIES(c)
Net Assets.........................   $   907   $  600    $  193    $   16    $   --
Units Outstanding..................        74       42        14         1        --
Variable Accumulation Unit Value...   $ 12.20   $14.35    $13.47    $12.15    $10.82
Total Return.......................    (15.0%)    6.5%     10.8%     12.3%      8.2%
Investment Income Ratio............      7.7%     7.3%     10.4%      6.6%     85.3%






                                         OPPENHEIMER
                                          CORE BOND                            PIMCO
                                           FUND/VA                        LOW DURATION--
                                     NON-SERVICE SHARES             ADMINISTRATIVE CLASS SHARES
                                     ------------------  ------------------------------------------------
                                       2008      2007      2008      2007      2006      2005      2004
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --      --          --       --        --        --        --
Variable Accumulation Unit Value...   $    --     $--     $    --   $   --    $   --    $   --    $   --
Total Return.......................        --      --          --       --        --        --        --
Investment Income Ratio............        --      --          --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $  228    $  152
Units Outstanding..................        --      --          --       --        --        23        15
Variable Accumulation Unit Value...   $    --     $--     $ 10.12   $10.12    $10.12    $10.08    $10.00
Total Return.......................        --      --          --       --      0.5%      0.8%        --
Investment Income Ratio............        --      --          --       --      3.9%      2.9%      5.5%


SERIES III POLICIES(c)
Net Assets.........................   $     1     $--     $ 1,318   $  415    $  264    $   58    $   48
Units Outstanding..................        --      --         117       37        25         6         5
Variable Accumulation Unit Value...   $  7.44     $--     $ 11.27   $11.31    $10.54    $10.11    $10.00
Total Return.......................    (25.6%)     --       (0.4%)    7.4%      4.3%      1.0%        --
Investment Income Ratio............        --      --        4.0%     4.8%      4.1%      1.8%      1.9%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                     OPPENHEIMER
                                                                                                NEUBERGER BERMAN       CAPITAL
                     MORGAN STANLEY                             MORGAN STANLEY UIF                AMT PARTNERS      APPRECIATION
             UIF EMERGING MARKETS EQUITY--                      U.S. REAL ESTATE--                 PORTFOLIO--      FUND/VA NON-
                        CLASS I                                      CLASS I                         CLASS I       SERVICES SHARES
      -------------------------------------------  -------------------------------------------  ----------------  ----------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2008     2007
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   80   $   56   $   40   $   29  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
           --        2        2        2        2       --       --       --       --       --       --     --         --     --
      $ 13.98   $32.35   $23.19   $17.03   $12.81  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
       (56.8%)   39.5%    36.2%    32.9%    22.3%       --       --       --       --       --       --     --         --     --
           --     0.5%     0.8%     0.6%     0.7%       --       --       --       --       --       --     --
           --       --


      $   139   $  572   $   78   $   86   $   --  $   283  $   466   $  378   $  594   $  952  $    --    $--    $    --    $--
           14       25        5        7       --       20       21       14       30       56       --     --         --     --
      $ 10.09   $23.32   $16.65   $12.17   $   --  $ 13.88  $ 22.41   $27.09   $19.67   $16.85  $    --    $--    $    --    $--
       (56.7%)   40.1%    36.8%    21.7%       --   (38.0%)  (17.3%)   37.7%    16.8%    36.1%       --     --         --     --
           --     0.1%     0.7%     0.5%       --     3.3%     0.9%     0.7%     1.0%     4.6%       --     --         --     --


      $ 3,985   $7,958   $3,353   $1,428   $  481  $ 7,663  $11,399   $5,238   $2,628   $  809  $   288    $--    $     1    $--
          320      278      164       96       43      675      622      237      164       59       57     --         --     --
      $ 12.46   $28.72   $20.45   $14.91   $11.14  $ 11.38  $ 18.32   $22.10   $16.01   $13.67  $  5.07    $--    $  6.10    $--
       (56.6%)   40.5%    37.1%    33.9%    11.4%   (37.9%)  (17.1%)   38.0%    17.1%    36.7%   (49.3%)    --     (39.0%)    --
           --     0.4%     0.8%     0.3%       --     3.7%     1.2%     1.1%     0.9%     1.9%     1.0%     --         --     --






                                                                                                          PIMCO
                         PIMCO                                        PIMCO                         U.S. GOVERNMENT--
                     REAL RETURN--                                TOTAL RETURN--                      ADMINISTRATIVE
              ADMINISTRATIVE CLASS SHARES                  ADMINISTRATIVE CLASS SHARES                 CLASS SHARES
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --       --       --       --



       $    2   $  103   $   90   $  137   $   78  $    --  $    --  $    69   $  217   $   --   $   --   $   --   $   --
           --        9        9       13        8       --       --        7       21       --       --       --       --
       $10.61   $11.50   $10.42   $10.37   $10.18  $ 10.65  $ 10.65  $ 10.56   $10.19   $   --   $   --   $   --   $   --
        (7.8%)   10.4%     0.5%     1.8%     1.8%       --     0.9%     3.6%     1.9%       --       --       --       --
         3.8%     4.7%     4.2%     2.9%     4.5%       --     4.7%     4.4%     3.7%       --       --       --       --



       $5,606   $4,776   $2,622   $1,237   $   24  $29,834  $24,413  $14,366   $8,384   $3,027   $  100   $   43   $  579
          520      412      250      119        2    2,377    2,039    1,305      790      292        7        4       54
       $10.72   $11.59   $10.48   $10.40   $10.19  $ 12.55  $ 11.97  $ 11.01   $10.60   $10.35   $13.97   $11.91   $10.64
        (7.5%)   10.7%     0.7%     2.1%     1.9%     4.8%     8.8%     3.8%     2.5%     3.5%    17.3%    11.9%       --
         3.5%     4.6%     4.2%     3.1%     1.7%     4.4%     4.7%     4.3%     3.2%     2.1%     3.8%       --     4.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           ROYCE
                                                   MICRO-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    31   $  338    $  405    $  156    $   84
Units Outstanding..................         4       22        27        13         8
Variable Accumulation Unit Value...   $  8.70   $15.37    $14.82    $12.25    $11.01
Total Return.......................    (43.4%)    3.7%     20.9%     11.3%     10.1%
Investment Income Ratio............      0.9%     1.3%      0.3%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,567   $3,369    $1,722    $  642    $  211
Units Outstanding..................       178      218       116        52        19
Variable Accumulation Unit Value...   $  8.79   $15.49    $14.90    $12.29    $11.01
Total Return.......................    (43.3%)    4.0%     21.2%     11.6%     10.1%
Investment Income Ratio............      2.8%     1.7%      0.3%      0.6%        --







                                                       T. ROWE PRICE
                                                       EQUITY INCOME
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   405   $   658   $   659   $  460    $  412
Units Outstanding..................        36        37        38       32        29
Variable Accumulation Unit Value...   $ 11.23   $ 17.64   $ 17.20   $14.56    $14.11
Total Return.......................    (36.3%)     2.5%     18.1%     3.2%     14.1%
Investment Income Ratio............      2.3%      1.7%      1.7%     1.5%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,078   $ 2,152   $ 1,681   $2,588    $2,044
Units Outstanding..................       111       141       113      207       170
Variable Accumulation Unit Value...   $  9.72   $ 15.26   $ 14.81   $12.48    $12.04
Total Return.......................    (36.3%)     3.0%     18.7%     3.7%     14.6%
Investment Income Ratio............      2.3%      1.8%      1.6%     1.6%      4.5%

SERIES III POLICIES(c)
Net Assets.........................   $14,562   $20,879   $12,882   $8,428    $3,620
Units Outstanding..................     1,604     1,467       934      727       325
Variable Accumulation Unit Value...   $  9.09   $ 14.23   $ 13.78   $11.59    $11.15
Total Return.......................    (36.1%)     3.3%     19.0%     3.9%     11.5%
Investment Income Ratio............      2.4%      1.8%      1.6%     1.4%      2.6%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       ROYCE                                    T. ROWE PRICE
               SMALL-CAP PORTFOLIO--                          BLUE CHIP GROWTH
                 INVESTMENT CLASS                                 PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $    --   $   --    $  141    $  241    $  201
            --       --        --        --         --       --        11        21        19
       $ 10.50   $10.50    $10.50    $   --    $ 12.64   $12.64    $12.31    $11.25    $10.65
            --       --      5.0%        --         --     2.7%      9.4%      5.7%      6.5%
            --       --        --        --         --       --      0.2%      0.1%      6.8%



       $ 5,087   $3,797    $1,546    $  187    $ 6,092   $8,877    $7,222    $8,056    $4,500
           609      331       132        18        738      618       567       694       411
       $  8.35   $11.47    $11.72    $10.15    $  8.25   $14.36    $12.73    $11.61    $10.96
        (27.2%)   (2.1%)    15.4%      1.5%     (42.5%)   12.7%      9.7%      5.9%      9.6%
          1.0%     0.1%      0.1%        --       0.1%     0.5%      0.3%      0.1%      2.3%







                   T. ROWE PRICE                                T. ROWE PRICE
                     INDEX 500                               INTERNATIONAL STOCK
                     PORTFOLIO                                    PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $   284   $  477    $  377    $  275    $  117
            --       --        --        --         32       27        24        21        10
       $    --   $   --    $   --    $   --    $  8.94   $17.47    $15.50    $13.04    $11.27
            --       --        --        --     (48.8%)   12.8%     18.8%     15.7%     12.7%
            --       --        --        --       2.4%     1.6%      1.4%      1.8%      9.9%



       $   373   $  442    $  347    $   24    $   736   $1,672    $  905    $  375    $  251
            46       34        28         2         82       96        58        29        22
       $  8.03   $12.82    $12.20    $10.57    $  8.95   $17.45    $15.44    $12.96    $11.17
        (37.4%)    5.1%     15.4%      5.7%     (48.7%)   13.0%     19.1%     16.0%     11.7%
          2.1%     1.7%      2.4%      2.4%       2.0%     1.7%      0.9%      1.3%      2.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       T. ROWE PRICE
                                                     LIMITED-TERM BOND
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  124    $  121    $  101    $   93    $  200
Units Outstanding..................       10        10         9         9        19
Variable Accumulation Unit Value...   $11.96    $11.80    $11.22    $10.80    $10.64
Total Return.......................     1.3%      5.2%      3.8%      1.5%      0.9%
Investment Income Ratio............     4.0%      4.3%      4.0%      3.5%      9.2%

SERIES III POLICIES(c)
Net Assets.........................   $1,862    $1,604    $  873    $  325    $   63
Units Outstanding..................      163       143        82        32         6
Variable Accumulation Unit Value...   $11.41    $11.23    $10.65    $10.23    $10.05
Total Return.......................     1.6%      5.5%      4.1%      1.8%      0.5%
Investment Income Ratio............     4.0%      4.2%      3.8%      3.0%      4.6%







                                                          VAN ECK
                                                WORLDWIDE ABSOLUTE RETURN--
                                                   INITIAL CLASS SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $   296   $  306    $  244     $  75    $    9
Units Outstanding..................        31       27        23         8         1
Variable Accumulation Unit Value...   $  9.76   $11.23    $10.79     $9.93    $ 9.91
Total Return.......................    (13.1%)    4.1%      8.7%      0.2%     (0.9%)
Investment Income Ratio............      0.1%     0.6%        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                     T. ROWE PRICE
                     NEW AMERICA GROWTH                            PERSONAL STRATEGY BALANCED
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
            --       --        --        --        --         --        --        --       --        --



       $    --   $  247    $  295    $   75    $   --    $    --   $    --   $    --   $   --    $   --
            --       18        24         7        --         --        --        --       --        --
       $ 14.07   $13.85    $12.22    $10.64    $   --    $    --   $    --   $    --   $   --    $   --
          1.6%    13.3%     14.9%      6.4%        --         --        --        --       --        --
            --       --      0.1%        --        --         --        --        --       --        --



       $ 1,886   $2,665    $1,011    $  449    $   49    $16,427   $13,558   $19,466   $7,790    $5,185
           232      202        87        42         5      1,675       969     1,497      670       475
       $  8.13   $13.17    $11.58    $10.79    $10.32    $  9.81   $ 13.99   $ 13.00   $11.62    $10.92
        (38.2%)   13.8%      7.3%      4.5%      3.2%     (29.9%)     7.6%     11.9%     6.4%      9.2%
            --       --      0.1%        --      0.3%       2.6%      2.1%      2.3%     1.6%      2.2%






            VAN ECK           VAN ECK WIT
        WORLDWIDE HARD      WORLDWIDE BOND
           ASSETS--             FUND--
         INITIAL CLASS       INITIAL CLASS
            SHARES              SHARES
      ------------------  ------------------
        2008      2007      2008      2007
      --------------------------------------



       $    --     $--     $   --    $   --
            --      --         --        --
       $    --     $--     $   --    $   --
            --      --         --        --
            --      --
            --      --



       $    --     $--     $   --    $   --
            --      --         --        --
       $    --     $--     $   --    $   --
            --      --         --        --
            --      --
            --      --



       $    16     $--     $    4    $   --
             3      --         --        --
       $  4.74     $--     $10.63    $10.26
        (52.6%)     --       3.6%        --
            --      --       1.5%        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the
Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

pricesig

New York, New York
February 19, 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2008 AND 2007

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2008      2007
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,152 in
     2008 and $1,625 in 2007).................................  $41,308   $39,799
  Trading securities..........................................       52        71
Equity securities, at fair value
  Available-for-sale..........................................    1,133        15
Mortgage loans................................................    5,653     5,208
Policy loans..................................................      750       703
Securities purchased under agreements to resell...............      185       682
Other investments.............................................    1,515       648
                                                                -------   -------
     Total investments........................................   50,596    47,126
Cash and cash equivalents.....................................      907       893
Deferred policy acquisition costs.............................    4,667     3,431
Interest in annuity contracts.................................    4,716     4,468
Amounts recoverable from reinsurer............................    6,604     6,601
Other assets..................................................    1,847       869
Separate account assets.......................................   12,881    19,093
                                                                -------   -------
     Total assets.............................................  $82,218   $82,481
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $48,766   $42,795
Future policy benefits........................................    3,733     2,766
Policy claims.................................................      193       183
Obligations under structured settlement agreements............    4,716     4,468
Amounts payable to reinsurer..................................    5,686     5,379
Other liabilities.............................................    2,253     2,824
Separate account liabilities..................................   12,881    19,093
                                                                -------   -------
     Total liabilities........................................   78,228    77,508
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    2,628     1,410
Accumulated other comprehensive income........................   (2,137)       95
Retained earnings.............................................    3,474     3,443
                                                                -------   -------
     Total stockholder's equity...............................    3,990     4,973
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,218   $82,481
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,374   $  855   $  565
  Fees-universal life and annuity policies................     619      601      487
  Net investment income...................................   2,755    2,578    2,400
  Net investment losses...................................    (406)     (66)     (41)
  Net revenue from reinsurance............................     206      206      214
  Other income............................................      35       36       28
                                                            ------   ------   ------
     Total revenues.......................................   4,583    4,210    3,653
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,141    1,781    1,646
  Increase in liabilities for future policy benefits......   1,225      777      529
  Policyholder benefits...................................     349      204      114
  Operating expenses......................................     900      963      899
                                                            ------   ------   ------
     Total expenses.......................................   4,615    3,725    3,188
                                                            ------   ------   ------
  (Loss) Income before income taxes.......................     (32)     485      465
  Income tax (benefit) expense............................     (63)     159      138
                                                            ------   ------   ------
NET INCOME................................................  $   31   $  326   $  327
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2006...........    $25       $1,410      $2,828       $   231         $ 4,494
                                                                                            -------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                          (154)           (154)
                                                                                            -------
  Other comprehensive income.........                                                          (154)
                                                                                            -------
Total comprehensive income...........                                                           173
                                                                                            -------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143            77           4,655
                                                                                            -------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 3).........                             (26)                          (26)
                                         ---       ------      ------       -------         -------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117            77           4,629
                                                                                            -------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                            -------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                            18              18
                                                                                            -------
  Other comprehensive income.........                                                            18
                                                                                            -------
Total comprehensive income...........                                                           344
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2007.........     25        1,410       3,443            95           4,973
Comprehensive income:
  Net income.........................                              31                            31
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                        (2,232)         (2,232)
                                                                                            -------
  Other comprehensive income.........                                                        (2,232)
                                                                                            -------
Total comprehensive income...........                                                        (2,201)
                                                                                            -------
  Capital Contribution...............               1,218                                     1,218
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2008.........    $25       $2,628      $3,474       $(2,137)        $ 3,990
                                         ===       ======      ======       =======         =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2008       2007       2006
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $     31   $    326   $    327
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        10         34         55
     Net capitalization of deferred policy acquisition
       costs............................................      (324)      (128)      (248)
     Annuity and universal life fees....................      (489)      (455)      (412)
     Interest credited to policyholders' account
       balances.........................................     2,141      1,781      1,646
     Net investment losses..............................       406         66         41
     Equity in earnings of limited partnerships.........        65          1          1
     Deferred income taxes..............................       104          1         52
     Net revenue from intercompany reinsurance..........       (74)       (45)       (57)
     Net change in unearned revenue liability...........        36         30         49
     Changes in:
       Other assets and other liabilities...............        23        (67)         8
       Reinsurance recoverables and payables............        38         10         25
       Trading securities...............................         7          9         (1)
       Policy claims....................................        10         27         30
       Future policy benefits...........................     1,233        781        543
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,217      2,371      2,059
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Sale of available-for-sale fixed maturities........    16,084     12,765     11,100
     Maturity of available-for-sale fixed maturities....     1,217        997      1,337
     Sale of equity securities..........................        51         67         44
     Repayment of mortgage loans........................       491        449        618
     Sale of other investments..........................       129        181         95
  Cost of:
     Available-for-sale fixed maturities acquired.......   (23,354)   (15,147)   (15,182)
     Equity securities acquired.........................      (241)        (5)       (50)
     Cash collateral paid on derivatives................       (12)        (2)        --
     Mortgage loans acquired............................      (936)    (1,468)    (1,198)
     Other investments acquired.........................      (994)      (278)      (262)
     Securities purchased under agreements to resell....       497       (305)       (90)
  Policy loans (net)....................................       (47)       (51)       (52)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (7,115)    (2,797)    (3,640)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     9,509      5,467      6,183
     Withdrawals........................................    (4,973)    (4,809)    (4,174)
     Net transfers to the separate accounts.............      (307)      (544)      (371)
  (Decrease) increase in loaned securities..............      (460)       642        247
  Securities sold under agreements to repurchase (net)..        34          2       (154)
  Net (paydowns) proceeds from debt.....................        --         (1)         8
  Change in book and bank overdrafts....................        29        (19)        18
  Distribution to stockholder...........................        --         --        (12)
  Net distribution to limited partner...................        --         (7)        --
  Cash collateral received on derivatives...............        69          5         (3)
  Cash contribution from parent.........................        11         --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     3,912        736      1,742
                                                          --------   --------   --------
Net increase in cash and cash equivalents...............        14        310        161
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       893        583        422
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    907   $    893   $    583
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2008, 2007 AND 2006

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments, which the Company has both the ability and the intent to hold to maturity, are stated at amortized cost and classified as held-to-maturity. Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value refer to Note 14 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidation Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans. Changes in future anticipated prepayment speeds and estimated cash flows on these securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method. Prepayment assumptions for these securities are obtained from a bank or internal estimates.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 14 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


sale are reflected in net unrealized investment losses in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, when the recoverable value of the investment, based upon reasonably estimable cash flow and the fair value of the security are greater than the carrying value of the investment after the impairment.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for impairments. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investments in VIEs are discussed in Note
4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset, due to unrealized investment gains or losses, is recorded in other comprehensive income. Beginning in 2009 for new business, the Company will increase the amortization period for universal life policies and deferred annuity contracts to 99 years.

     DAC for annuity policies with life contingencies is amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2008 and 2007, the Company

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


evaluated the creditworthiness of counterparties, and, except as discussed in
Note 11 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses in the accompanying Consolidated Statement of Income, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity securities and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in accumulated other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses in the accompanying Consolidated Statement of Income. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
6 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, receivable from affiliates, and net deferred tax assets. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2008, 2007 and 2006.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109. Under FIN No. 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for certain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are record as liabilities but off set to other assets in the accompanying Consolidated Balance Sheet and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2008 and 2007, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2008 and 2007 represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     For fair values of various assets and liabilities refer to Note 14 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption. In some cases, the markets have exerted downward pressure on the availability of liquidity and capital. In the event the Company needs access to additional capital, its ability to obtain such capital may be limited and the cost of any such capital may be higher than available today.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio will decrease in value. If interest rates decline, the securities in the fixed income portfolio will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, are generally less liquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility. The future path of interest rates is uncertain. Large shocks to the level of interest rates or the shape of the yield curve may have an adverse financial impact to the Company as a result of the potential changes in policyholder behavior, spreads between our portfolio yields and crediting rates, or investment gains (losses).

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may, in the future, downgrade certain issuers or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     The Company has exposure to sub-prime and mid-prime residential mortgage lending through its fixed maturity investments that are collateralized by mortgages that include sub-prime or mid-prime lending. Sub-prime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage-underwriting standards that provide for affordable mortgage products. These investments are primarily in the form of asset-backed securities ("ABS") supported by sub-prime or mid-prime mortgage loans or collateralized debt securities ("CDO") that contain a sub-prime or mid-prime loan component. At December 31, 2008, the market value of investments supported by sub-prime collateral is approximately $178 million with an unrealized loss of $37 million. Of this amount, 86.1% had "AAA" or "AA" credit quality ratings. At December 31, 2008, the market value of investments supported by mid-prime collateral is approximately $652 million with an unrealized loss of $194 million. Of this amount, 83.0% had "AAA" or "AA" credit quality ratings. The Company manages its sub-prime and mid-prime risk exposure by limiting the Company's holdings in these types of instruments, maintaining high credit quality investments, and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. These tax laws have been put in place to serve the social purpose of encouraging the purchase of life insurance for the protection of families and businesses. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note
14 -- Fair Value Measurements for more information on SFAS No. 157.

     In February 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which delayed the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company did not apply the provisions of SFAS No. 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2. The effect is not expected to be significant in 2009.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset when the Market for that Asset is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. FSP FAS 157-3 was effective upon issuance and did not have a material impact on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS No. 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In April 2007, the FASB issued FSP FIN No. 39-1, "Amendment of FIN No. 39" ("FSP FIN 39-1"). This FSP modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts", and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In January 2008, the FASB issued Statement No. 133 Implementation Issue No. E23, "Hedging -- General: Issues Involving the Application of the Shortcut Method under Paragraph 68" ("Implementation Issue E23"). Implementation Issue E23 amends SFAS No. 133, paragraph 68 with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In September 2008, the FASB issued FSP FAS 133-1 and FIN No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees" an amendment of SFAS No. 133 and FIN No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FSP requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This FSP also requires the above disclosures for hybrid instruments that contain embedded derivatives and amends paragraph 13 of FIN 45 to require disclosure of the current status of the guarantee's performance risk. This FSP is effective for the Company's 2008 annual consolidated financial statements.

     In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." This FSP requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. Accordingly, the Company adopted this guidance effective December 31, 2008. Since this FSP requires only additional disclosures concerning transfers of financial assets and interests in variable interest entities, adoption of the FSP did not affect the Company's consolidated financial position or results of operations. The disclosures required by this FSP are provided in Note 4.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20." This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued FSP No. 48-2, "Effective Date of FIN 48 for Certain Nonpublic Enterprises", which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted FIN No. 48 as of January 1, 2007. The cumulative effect of the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140". This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $48 million and $64 million at December 31, 2008 and 2007, respectively.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")". SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161") -- an amendment of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This statement amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments; (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and; (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently assessing the impact of SFAS No. 161 on the notes to consolidated financial statements.

     In February 2008, the FASB issued FSP FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions." The FSP provides recognition and derecognition guidance for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties, that is entered into contemporaneously with or in contemplation of, the initial transfer. The FSP is effective for fiscal years beginning after November 15, 2008. The FSP is to be applied prospectively to new transactions entered into after the adoption date. This guidance is not expected to impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2008 and 2007, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2008                  2007
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,485    $ 1,464    $   145    $   145
Due after one year through five years....    12,417     11,626      8,176      8,279
Due after five years through ten years...     9,160      8,009     12,243     12,181
Due after ten years......................     4,049      3,869      5,896      6,043
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       671        690      1,512      1,509
  Other mortgage-backed securities.......    13,342     11,923      7,949      7,999
  Other asset-backed securities..........     4,333      3,670      3,597      3,549
  Redeemable preferred securities........        76         57         95         94
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $45,533    $41,308    $39,613    $39,799
                                            =======    =======    =======    =======



     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2008
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,432       $148        $    5       $ 2,575
U.S. agencies, state and municipal......        88          1            10            79
Foreign governments.....................       577         87            14           650
Corporate...............................    24,685        272         2,603        22,354
Mortgage-backed securities..............    13,342        242         1,661        11,923
Asset-backed securities.................     4,333         13           676         3,670
Redeemable preferred securities.........        76         --            19            57
                                           -------       ----        ------       -------
  TOTAL AVAILABLE-FOR-SALE..............   $45,533       $763        $4,988       $41,308
                                           =======       ====        ======       =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......        66         10           --             76
Foreign governments.....................       581         53            2            632
Corporate...............................    24,341        513          418         24,436
Mortgage-backed securities..............     7,949        122           72          7,999
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        95          1            2             94
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======



     At December 31, 2008, the Company had $10 million in contractual obligations to acquire additional private placement securities. At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2008. These investments have been deemed other than temporarily impaired. At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months.

  EQUITY SECURITIES

     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2008.....................................  $1,096       $39          $2         $1,133
2007.....................................  $   12       $ 5          $2         $   15


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2008 and 2007, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $109 million and $106 million, respectively, at fixed and floating interest rates ranging from 2.28% to 7.00% in 2008, and fixed and floating interest rates ranging from 5.4% to 6.1% in 2007. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,637     29.0%   $1,285     24.7%
  Residential.................................    1,134     20.1%    1,322     25.4%
  Retail facilities...........................      986     17.4%      882     16.9%
  Apartment buildings.........................      931     16.5%      895     17.2%
  Industrial..................................      905     16.0%      809     15.5%
  Other.......................................       60      1.0%       15      0.3%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,574     27.9%   $1,453     27.9%
  Pacific.....................................    1,508     26.7%    1,398     26.8%
  South Atlantic..............................    1,251     22.1%    1,131     21.7%
  Middle Atlantic.............................    1,093     19.3%      982     18.9%
  New England.................................      227      4.0%      244      4.7%
  Other.......................................       --      0.0%       --      0.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2008 and 2007 was summarized below (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $ 9    $7
Additions charged to operations..............................     4     2
                                                                ---    --
ENDING BALANCE...............................................   $13    $9
                                                                ===    ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2008 and 2007 were as follows (in millions):

                                                              2008    2007
                                                             ------   ----
New York Life Short Term Fund..............................  $  698   $191
Collateralized third party loans...........................     353    155
Limited partnerships/Limited liability companies...........     332    230
Derivatives................................................     118     59
Real estate................................................       1     11
Collateral support agreements..............................      13      2
                                                             ------   ----
  TOTAL OTHER INVESTMENTS..................................  $1,515   $648
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("New York Life Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $8 million and $10 million for the years ended December 31, 2008 and 2007, respectively, and were recorded as a component of accumulated other comprehensive income in the accompanying Consolidated Balance Sheet.

     There was no accumulated depreciation on real estate for December 31, 2008. Accumulated depreciation on real estate was $6 million for December 31, 2007. Depreciation expense for the years ended December 31, 2008, 2007 and 2006 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships, limited liability companies, and collateralized third party loans amounted to $671 million and $125 million at December 31, 2008 and 2007, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIE invested in as of December 31, 2008 and 2007. The investments in these CDOs are included in asset-backed securitizations ($6 million) and equity in asset-backed securitizations ($2 million) in the table below.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements, and purchase agreements, the Company determined that they are not the primary beneficiary of any structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant variable interests at December 31, 2008 and 2007 (in millions):

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2008   2007
                                                               ----   ----
Asset-backed securitizations.................................   $22   $ 25
Private placement structured notes...........................    61     82
Other investments:
  Equity in asset-backed securitizations.....................     2     15
  Limited partnerships.......................................     2      6
                                                                ---   ----
     TOTAL...................................................   $87   $128
                                                                ===   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations nor did it provide any additional financial or other support during the year.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million at December 31, 2008 and 2007 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fixed maturities....................................  $2,458   $2,308   $2,179
Equity securities...................................       6        8        5
Mortgage loans......................................     316      271      239
Policy loans........................................      52       48       46
Other investments...................................       1       54       32
                                                      ------   ------   ------
  Gross investment income...........................   2,833    2,689    2,501
Investment expenses.................................     (78)    (111)    (101)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,755   $2,578   $2,400
                                                      ======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2008, 2007 and 2006, net investment losses were as follows (in millions):

                                                          2008   2007   2006
                                                         -----   ----   ----
Fixed maturities.......................................  $(404)  $(70)  $(28)
Equity securities......................................     (8)     7     (8)
Mortgage loans.........................................     (4)    (2)    (1)
Derivative instruments.................................     11      5     (6)
Other investments......................................     (1)    (6)     2
                                                         -----   ----   ----
  NET INVESTMENT LOSSES................................  $(406)  $(66)  $(41)
                                                         =====   ====   ====



     The net losses on fixed maturity trading securities amounted to $11 million for December 31, 2008. The net losses on both fixed maturity trading securities and equity trading securities amounted to $4 million for both December 31, 2007 and 2006. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $131 million, $100 million and $67 million for the years ended December 31, 2008, 2007 and 2006, respectively; and realized losses were $193 million, $114 million and $100 million, respectively.

     Losses from other-than-temporary impairments on fixed maturities (included in net investment losses on fixed maturities in the above table) were $331 million, $51 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were $9 million for December 31, 2008, less than $1 million for December 31, 2007 and $2 million for December 31, 2006.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2008 and 2007 (in millions):

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       42          9          3          1          45         10
  Foreign governments............       56         12         14          2          70         14
  Corporate......................   10,994      1,189      4,514      1,415      15,508      2,604
  Mortgage-backed securities.....    3,546      1,022      1,236        639       4,782      1,661
  Asset-backed securities........    2,544        377        809        299       3,353        676
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --            7        --            7        --
  Foreign governments............      19         1           44         1           63         2
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1        --           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====



     At December 31, 2008, fixed maturities represented nearly 100% of the Company's total unrealized loss amount, which was comprised of approximately 4,103 different securities. Equity securities comprise less than 1% of the Company's total unrealized loss amount, consisting of 241 securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2008, totaled $2,618 million or 52% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $2,370 million or 48% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $3,903 million or 78% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $1,086 million or 22% of the Company's total fixed maturities unrealized losses.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $3,521 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $3,137 for 6 months or less, $361 million for greater than 6 months through 12 months, and $23 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it had the ability and intent to hold until recovery.

     Despite a decline in interest rates during the latter half of 2008, credit spreads widened significantly during the same period as the market experienced a flight to quality securities. The declining U.S. housing market, global

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit crisis, U.S. recession and declining global economy all contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     Corporate Bonds. Unrealized losses on corporate bonds were $2,604 million or 52% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 2,571 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 80% of the security's amortized cost totaled $1,634 million or 33% of the total unrealized losses on fixed maturities. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors caused significant credit spread widening and contributed to the unrealized losses. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Real Estate Investment Trusts ("REITs") ($380 million), building products ($139 million), gaming and leisure ($120 million), utilities ($94 million), and finance ($91 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $1,661 million or 33% percent of the total unrealized losses for fixed maturities. These losses are spread across approximately 839 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security's amortized cost represented $1,412 million or 85% of total unrealized losses on mortgage -- backed securities. The majority of our holdings (approximately 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other than temporary impairments in accordance with our impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $676 million or 14% of the total unrealized losses for fixed maturities. These losses are spread across approximately 644 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with our impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $442 million or 65% of the total unrealized losses for asset-backed securities. The Company had the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore, the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007    2006
                                                       -------   ----   -----
Net unrealized investment gains, beginning of the
  year...............................................  $    95   $ 77   $ 231
                                                       -------   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising
       during the period.............................   (2,665)    41    (217)
     Less: Reclassification adjustments for (losses)
       gains included in net income..................      153     15      (1)
                                                       -------   ----   -----
     Change in net unrealized investment (losses)
       gains, net of adjustments.....................   (2,818)    26    (216)
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      593    (14)     55
  Policyholders' account balances and future policy
     benefits........................................      (42)     9       4
  Other assets (deferred sales inducements)..........       35     (3)      3
                                                       -------   ----   -----
Change in net unrealized investment (losses) gains...   (2,232)    18    (154)
                                                       -------   ----   -----
NET UNREALIZED INVESTMENT (LOSSES) GAINS, END OF
  YEAR...............................................  $(2,137)  $ 95   $  77
                                                       =======   ====   =====



     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax (benefit) expense of $(1,435) million, $22 million and $(117) million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $82 million, $8 million and less than $(1) million respectively.

     DAC in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $319 million, $(8) million and $29 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $(23) million, $5 million and $2 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $19 million, $(1) million, and $2 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in other comprehensive income at December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007   2006
                                                       -------   ----   ----
Net unrealized investment (losses) gains.............  $(4,158)  $177   $137
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      871    (41)   (19)
  Policyholders' account balance and future policy
     benefits........................................      (56)     9     (5)
  Other assets (deferred sales inducements)..........       55      1      5
  Deferred taxes.....................................    1,151    (51)   (41)
                                                       -------   ----   ----
TOTAL NET UNREALIZED INVESTMENT (LOSSES) GAINS.......  $(2,137)  $ 95   $ 77
                                                       =======   ====   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2008 and 2007 were as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Deferred annuities......................................  $28,776   $23,950
Universal life contracts................................   18,870    18,180
Supplementary contracts without life contingencies......      282       287
Unearned revenue liability..............................      371       270
Guaranteed Minimum Accumulation Benefit.................      316        72
Other...................................................      151        36
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $48,766   $42,795
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2008 and 2007, of the total policyholders' account balances of $48,766 million and $42,795 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $47,927 million and $42,416 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $46,263 million and $40,884 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2008:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             -------------     ----------------------------
Deferred annuities................  2.40% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.60% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  3.05% to 6.04%    Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2008 and 2007 were as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  702   $  968
  Other life..............................................      94       75
                                                            ------   ------
       Total life insurance...............................     796    1,043
Individual and group payout annuities.....................   2,870    1,680
Other contract liabilities................................      67       43
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $3,733   $2,766
                                                            ======   ======



     At December 31, 2008 and 2007, of the total future policy benefits of $3,733 million and $2,766 million, respectively, the total amounts related to policies that have surrender privileges were $732 million and $260 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $732 million and $260 million, respectively.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2008:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.37% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2008 and 2007, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contract holders at December 31, 2008 and 2007 for GMDB and GMAB ($ in millions):

                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of
  contractholders.......................           53                54                55



                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                54                56

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2006...........................  $ 30   $  9    $ 39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                       ----   ----    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2008.........................  $ 65   $316    $381
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives under SFAS No. 149 and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 14 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2008 and 2007:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 3.14% to 10.89% for 2008 and 0.77% to 7.50% for 2007.

     - Volatility assumption was 13.08% for 2008 and 14.62% for 2007.

     - Mortality was assumed to be 91.00% of the A2000 table for both 2008 and 2007.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 8.10% for 2008, and 0.50% to 30.00%, with an average of 12.00% for 2007.

     - Discount rates ranged from 6.01% to 7.61% for 2008 and 5.26% to 7.61% for 2007.

     The following table presents the aggregate fair value of assets at December 31, 2008 and 2007, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2008               2007
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 5,367   $  804   $ 9,417   $1,169
  Fixed income..............................    1,782      191     2,177      184
  Balanced..................................    1,550      162     2,063      162
General Account.............................    4,711      341     4,967      293
                                              -------   ------   -------   ------
     TOTAL..................................  $13,410   $1,498   $18,624   $1,808
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-1 liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2008 and 2007 (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $29    $23
Net liability increase.......................................    12      6
                                                                ---    ---
Ending balance...............................................   $41    $29
                                                                ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2008 and 2007 are as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Registered..............................................  $12,271   $18,340
Non-registered..........................................      610       753
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $12,881   $19,093
                                                          =======   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2008, 2007 and 2006 is as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Balance at beginning of year                          $3,431   $3,310   $2,978
  Cumulative effect of accounting change, pre-tax
     (SOP 05-1).....................................      --       15       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,431    3,325    2,978
  Current year additions............................     673      560      593
  Amortized during year.............................    (349)    (432)    (345)
                                                      ------   ------   ------
  Change during year................................     324      128      248
  Balance at end of year before related
     adjustments....................................   3,755    3,453    3,226
  Adjustment for change in unrealized investment
     gains..........................................     912      (22)      84
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $4,667   $3,431   $3,310
                                                      ======   ======   ======



  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2008   2007   2006
                                                         ----   ----   ----
Balance at beginning of year...........................  $272   $228   $230
  Cumulative effect of accounting change, pre-tax (SOP
     05-1).............................................    --      6     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   272    234    230
  Current year additions...............................    64     90     37
  Amortized during year................................   (59)   (48)   (44)
  Adjustment for change in unrealized investment
     gains.............................................    54     (4)     5
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $331   $272   $228
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2008   2007   2006
                                                        -----   ----   ----
Current:
  Federal.............................................  $(167)  $154   $ 85
  State and local.....................................     --      4      1
                                                        -----   ----   ----
                                                         (167)   158     86
Deferred:
  Federal.............................................    104      1     52
                                                        -----   ----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $ (63)  $159   $138
                                                        =====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax asset (liability) reported in other assets and other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2008 and 2007 are as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  663   $  669
  Employee and agents benefits............................      59       61
  Investments.............................................   1,474       --
  Other...................................................      21       16
                                                            ------   ------
     Gross deferred tax assets............................   2,217      746
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,398      964
  Investments.............................................      --       60
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,398    1,024
                                                            ------   ------
       NET DEFERRED TAX ASSET (LIABILITY).................  $  819   $ (278)
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2008, 2007 and 2006:

                                                       2008      2007      2006
                                                      -----      ----      ----
Statutory federal income tax rate...................   35.0%     35.0%     35.0%
Tax exempt income...................................  149.4%     (4.7)%    (4.9)%
Uncertain tax position..............................   (7.5)%     2.8%      0.0%
Investment credits..................................   14.8%     (0.8)%    (0.3)%
Other...............................................    4.5%      0.5%      0.0%
                                                      -----      ----      ----
EFFECTIVE TAX RATE..................................  196.2%     32.8%     29.8%
                                                      =====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 3 -- Recent Accounting Pronouncements, as of December 31, 2008 and 2007, the Company had recorded an income tax receivable/(payable) from New York Life of $85 million and $(95) million, respectively, included in other assets and other liabilities in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and is currently auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2008 and 2007 are as follows (in millions):

                                                                 TOTAL
                                                                UNRECOG-
                                                               NIZED TAX
                                                                BENEFITS
                                                              -----------
                                                              2008   2007
                                                              ----   ----
BEGINNING OF PERIOD BALANCE.................................  $107   $ 94
Reductions for tax positions of prior years.................    (1)    (1)
Additions for tax positions of current year.................    24     14
Settlements with tax authorities............................   (14)    --
                                                              ----   ----
END OF PERIOD BALANCE.......................................  $116   $107
                                                              ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2008 and 2007 is $43 million and $42 million, respectively. Total interest and penalties for the years ended December 31, 2008 and 2007, aggregated $8 million and $10 million, respectively, and are included in income tax (benefit) expense in the accompanying Consolidated Statement of Income. At December 31, 2008 and 2007, the Company had accrued $36 million and $33 million, respectively, of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 74% and 72% of the reinsurance ceded to non-affiliates at December 31, 2008 and 2007, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $9 million and

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$4 million for December 31, 2008 and 2007, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $5 million, $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2008, 2007 and 2006, $75 million, $44 million and $54 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2008, 2007 and 2006 was as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  305   $  317   $  341
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  211   $  204   $  210
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $   95   $  110   $  130
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,692   $5,455   $5,238
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,653   $5,349   $5,089
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2008   2007    2006
                                                        ----   ----   ------
Amounts recoverable from reinsurer....................  $702   $968   $1,055
Premiums ceded........................................  $ 74   $121   $  158
Benefits ceded........................................  $367   $214   $   81

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,447   $  976   $  723
  Assumed...........................................       2        1        1
  Ceded.............................................     (75)    (122)    (159)
                                                      ------   ------   ------
Net premiums........................................  $1,374   $  855   $  565
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  539   $  515   $  509
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  206   $  214
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  704   $  522   $  350
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   11   $    8
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,604   $6,601   $6,432
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,686   $5,379   $5,114
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



NOTE 11 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include interest rate and equity options as well as interest rate, currency and credit default swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation in excess of a specified threshold. The threshold typically declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     In September 2008, one of our derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. In accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), a gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in accumulated other comprehensive income. The gains will be reclassified into net investment losses when the hedged forecasted transactions occur. A gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregated realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2008 and 2007 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $   318    $ 27    $ 1,183    $ 12
Currency swaps................................       101       7        129     (14)
Equity options................................       239      61        315      19
Interest rate options.........................    17,975       6     19,050      27
Credit default swaps..........................        13      (1)         1      --
                                                 -------    ----    -------    ----
  TOTAL.......................................   $18,646    $100    $20,678    $ 44
                                                 =======    ====    =======    ====



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2008 and 2007 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $ --    $    --    $--
Cash flow hedges..............................       178      30        245     --
Non-qualifying derivatives....................    18,468      70     20,433     44
                                                 -------    ----    -------    ---
  TOTAL.......................................   $18,646    $100    $20,678    $44
                                                 =======    ====    =======    ===



     For the years ended December 31, 2008 and 2007, there were no net investment gains or losses related to the ineffective portion of fair value hedges.

     During 2008 and 2007, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                           2008   2007   2006
                                                           ----   ----   ----
Other comprehensive income (loss) balance at the
  beginning of the year..................................   $(2)   $ 2    $ 7
Gains (losses) deferred in other comprehensive income on
  the effective portion of cash flow hedges..............    31     (5)    (7)
Gains reclassified to net income.........................     6      1      2
                                                            ---    ---    ---
Other comprehensive income (loss) balance at the end of
  the year...............................................   $35    $(2)   $ 2
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges totaled less than $1 million for year ended December 31,2008. For the years ended December 31, 2007, and 2006, the ineffective portion of the cash flow hedges was less than $1 million. All components of each derivative's gains or losses were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2008 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains and losses. For the years ended December 31, 2008, 2007 and 2006, the Company included in net investment losses in the accompanying Consolidated Statement of Income $10 million, $16 million and $(6) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2008 and 2007, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 12 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $10 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2008 and 2007, $1,152 million and $1,625 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2008 and 2007, the Company recorded cash collateral received under these agreements of $1,197 million and $1,656 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2008 or 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2008 and 2007, the Company had agreements to purchase and resell securities totaling $185 million and $682 million at an average coupon rate of 0.02% and 4.20%, respectively. At December 31, 2008, the Company had agreements to sell and repurchase securities totaling $36 million at an average coupon rate of 5.09%. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%.

NOTE 13 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $668 million, $629 million and $624 million for the years ended December 31, 2008, 2007 and 2006, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash transferred to it by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2008, 2007 and 2006, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investments whereby New York Life Investments provide investment advisory services to the Company. At December 31, 2008, 2007 and 2006, the total cost for these services amounted to $46 million, $41 million and $40 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, New York Life Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. New York Life Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, New York Life Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from New York Life Investments for the years ended December 31, 2008, 2007 and 2006 of $15 million, $17 million, and $15 million, respectively.

     At December 31, 2008 and 2007, the Company had a net liability of $295 million and $197 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2008 and 2007, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,716 million and $4,468 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.30%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2008 and 2007, the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $184 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $86 million, $111 million and $92 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the year ended December 31, 2008, the Company incurred an expense of $14 million under this new agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2008 or December 31, 2007.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2008 and 2007 there was no outstanding balance due to Capital Corporation. There was no interest expense for 2008. Interest expense for 2007 and 2006 was $1 million and $5 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2008 and 2007, the Company had recorded a receivable from

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2008, 2007 and 2006.

     The Company has a participation agreement with MCF, which allows with the Company to purchase collateralized loans to third parties underwritten by MCF. Under the participation agreement, NYLIAC assumes the performance risk on these loans with no recourse against MCF. In 2008 the Company purchased certain loans from MCF with a commitment amount of $269 million. In 2007, the Company purchased certain loans from MCF with a commitment amount of $88 million. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $4 million, $15 million and $14 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $2 million from NYLAZ for the year ended December 31, 2008.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, the Company recorded liabilities of approximately $2,363 million and $2,395 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, policyholders' account balances and separate account liabilities related to these policies aggregated $243 million and $313 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2008, the Company recorded commission and fee expense to NYLINK agents of $3 million. For the years ended December 31, 2007 and 2006, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 14 -- FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, SFAS No. 157 defines fair value and establishes a framework for measuring fair value that includes a three level hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS No. 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value measurements falls is determined based on the lowest level input that is significant to the fair value measurements.

     The Company applied the provisions of SFAS No. 157 prospectively to assets and liabilities measured at fair value. The adoption of SFAS No. 157 changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of SFAS No. 157 did not materially impact the fair values of other financial instruments.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily net asset value
         ("NAV") and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair value for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurements. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table represents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 (in millions):

                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholder account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents a reconciliation of all Level 3 assets and liabilities for the year ended December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE      TRADING       AVAILABLE        OTHER          FROM       ACCOUNT
                                     -FOR-SALE     SECURITIES     -FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF YEAR....      $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment income(1)..           5           1             --             --            --           --
       Net investment gains
          (losses)...............         (54)         (9)            (8)            --            --          (75)
       Other income..............          --          --             --             --             6           --
       Interest credited to
          policyholders' account
          balances...............          --          --             --             --            --           --
     Other comprehensive income..        (297)         --             --              5            --           --
  Purchases, sales, issuances,
     and settlements.............         173          (4)             1             --            --           67
  Transfers into (out of) Level
     3(2)........................         212          (4)             5             --            --          158
                                       ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR..........      $1,770         $36            $ 1            $ 4           $ 9         $150
                                       ======         ===            ===            ===           ===         ====




                                                                    LIABILITIES
                                                            ---------------------------
                                                            POLIYHOLDERS'
                                                               ACCOUNT         OTHER
                                                               BALANCES     LIABILITIES
                                                            -------------   -----------
FAIR VALUE, BEGINNING OF YEAR.............................       $ 72           $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)...........................         --            --
       Net investment gains (losses)......................         --             1
       Other income.......................................         --            --
       Interest credited to policyholders' account
          balances........................................        236            --
     Other comprehensive income...........................         --            --
  Purchases, sales, issuances, and settlements............          8            --
  Transfers into (out of) Level 3(2)......................         --            --
                                                                 ----           ---
FAIR VALUE, END OF YEAR...................................       $316           $ 1
                                                                 ====           ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.
(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRANSFERS

     Net transfers into Level 3 for fixed maturities available-for-sale totaled $212 million during the year ended December 31, 2008. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

     The table below includes the unrealized gains (losses) for the year ended December 31, 2008 by category for Level 3 assets and liabilities still held at December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                      FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURER     ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
EARNINGS:
  Net investment income..........      $   4          $  1           $--            $--           $--         $ --
  Net investments gains
     (losses)(3).................        (54)          (10)           (8)            --            --          (75)
  Other income...................         --            --            --             --             6           --
  Interest credited to
     policyholders' account
     balance.....................         --            --            --             --            --           --
  Other comprehensive income.....       (296)           --            --              5            --           --
                                       -----          ----           ---            ---           ---         ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES).......................      $(346)         $ (9)          $(8)           $ 5           $ 6         $(75)
                                       =====          ====           ===            ===           ===         ====




                                                                      LIABILITIES
                                                              ---------------------------
                                                              POLIYHOLDERS'
                                                                 ACCOUNT         OTHER
                                                                 BALANCES     LIABILITIES
                                                              -------------   -----------
EARNINGS:
  Net investment income.....................................       $ --           $--
  Net investments gains (losses)(3).........................         --            (1)
  Other income..............................................         --            --
  Interest credited to policyholders' account balance.......        237            --
  Other comprehensive income................................         --            --
                                                                   ----           ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES)...................       $237           $(1)
                                                                   ====           ===



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurements. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 of the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in Other Investments or Other Liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 1 in the fair value hierarchy include certain option contracts that are traded on an active exchange.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 of our fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the provisions of SFAS No. 157 related to the non-financial assets and non-financial liabilities within the scope of FSP FAS No. 157-2.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Note 4 of the Notes to the Consolidated Financial Statements at December 31, 2008 and 2007 are presented below (in millions):

                                                        2008                        2007
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,653       $ 5,274       $ 5,208       $ 5,234
Collateralized third party commercial
  loans....................................       353           342           155           155
Securities purchased under agreements to
  resell...................................       185           185           682           682
LIABILITIES
Policyholders' account
  balances -- investment contracts.........    25,637        24,193        20,502        20,502
Collateral received on securities lending
  and repurchase agreements................     1,197         1,197         1,656         1,656


     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans. At December 31, 2007, fair value was considered to approximate carrying value as the spreads reflected market conditions at that time.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2007, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 15 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $13 million, $146 million and $78 million during 2008, 2007 and 2006, respectively.

     Total interest paid was $15 million, $17 million and $18 million during 2008, 2007 and 2006, respectively.

     There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Non-cash investing transactions were $4 million and $35 million for the years ended December 31, 2007 and 2006, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 16 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations, the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has no permitted practices.

     At December 31, 2008 and 2007, statutory stockholder's equity was $3,596 million and $2,650 million, respectively. Statutory net income for the years ended December 31, 2008, 2007 and 2006 was ($387) million, $289 million and $252 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2008 or 2007. As of December 31, 2008, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $943 million. The maximum amount of dividends that may be paid in 2009 without prior approval is $357 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 13 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 18, 2009

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.


(c)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410) filed 4/25/97, and incorporated herein by reference.


(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(d)(2) Alternate Cash Surrender Value Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 333-07617), filed 4/14/00 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's Pre-Effective Amendment No. 2 to the registration statement on Form S-6 (File No. 333-07617), filed 4/13/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6, (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/21/03 and incorporated herein by reference.

(g)(2) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232, 102(e) as Exhibit (g)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1. (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1. (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 1. (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1. (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1. (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 1. (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(9) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8) (m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(11) Participation Agreement among New York Life Insurance and Annuity Corporation, Mainstay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 18(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)              Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-07798), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-07798), filed 1/21/03 and incorporated herein by reference.

(i)(3) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-07798), filed 1/21/03 and incorporated herein by reference.

(i)(4) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-07798), filed 1/21/03 and incorporated herein by reference.

(i)(5) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit
                 (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No.333-07798), filed 1/21/03 and incorporated herein by reference.

(i)(6) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(7) Administrative Services Agreement among New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 of the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(j)              Other Material Contracts.


(j)(1) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Filed herewith.



(j)(2) Powers of Attorney for Christopher O. Blunt, Director and Senior Vice President and Chief Operating Officer of NYLIAC - Filed herewith.



(j)(3) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Filed herewith.



(j)(4) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Filed herewith.



(j)(5) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Filed herewith.



(j)(6) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Filed herewith.



(j)(7) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Filed herewith.



(j)(8) Powers of Attorney for Mark W. Pfaff, Director and Senior Vice President of NYLIAC - Filed herewith.



(j)(9) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Filed herewith.



(j)(10) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Filed herewith.



(j)(11) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Filed herewith.



(j)(12) Powers of Attorney for Joel M. Steinberg, Director,and Senior Vice President of NYLIAC - Filed herewith.



(j)(13) Powers of Attorney for Michael Whitton, Director of NYLIAC - Filed herewith.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)              Actuarial Opinion.




                 Opinion and consent of Eric J. Lynn, Corporate Vice President & Actuary - Filed herewith.


(m)              Calculation.


                 Sample Calculation of Illustrations - Filed herewith.


(n)              Other Opinions.


(n)              Consent of PricewaterhouseCoopers LLP - Filed herewith.


(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/25/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer for L & A
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W. Pfaff             Director and Senior Vice President in charge of Agency Department
Joel M. Steinberg         Director, Senior Vice President and Chief Actuary
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael E. Sproule        Director
Michael Whitton           Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
John Y. Kim               Executive Vice President-CEO and President of NYLIM
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario W. Lazzaro Jr.      Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Teresa A. Turner          Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard W. Zuccaro        Vice President - Tax

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

          (1) Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                   New York Life Capital Partners III-A, LP            Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                      NYLIM Mezzanine Partners Parallel Fund, LP       Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
              NYLCAP Select Manager GenPar, LP                         Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
                  NYLCAP Select Manager Cayman Fund
                  Subsidiary I, LP                                     Delaware
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III (Mauritius) LLC        Mauritius                24.6%
                  NYLIM Jacob Ballas India Fund III
                  (Mauritius) LLC                                      Mauritius                24.6%
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III (Mauritius) LLC                      Mauritius                24.6%
                       NYLIM Jacob Ballas India (FII) III
                       (Mauritius) LLC                                 Mauritius                24.6%

         NYLCAP Mezzanine Partners III GenPar GP, LLC                  Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Large-Cap Enhanced Index Fund LP                   Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
         NYLIM European Equity Market Neutral Fund GP, LLC             Delaware
              NYLIM European Equity Market Neutral Fund LP             Delaware
         NYLIM European Equity Market Neutral Master Fund Ltd.         Cayman Islands
         NYLIM European Equity Market Neutral Fund Ltd.                Cayman Islands
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
              NYLIM Asian Equity Market Neutral Fund LP                Delaware
         NYLIM Asian Equity Market Neutral Master Fund Ltd.            Cayman Islands
         NYLIM Asian Equity Market Neutral Fund Ltd.                   Cayman Islands
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
              NYLIM U.S. Large-Cap Core 130/30 Fund LP                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   45%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment, LP               Delaware
     McMorgan & Company LLC                                            Delaware
     McMorgan & Co. Retention Trust                                    New York
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYL-HK Capital Planning LLC                                        Delaware
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        NYL Data Center Limited                                        Thailand                99.97%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYL International SEAF Sichuan SME Investment                      People's Republic
    Fund LLC                                                           of China                39.96%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.996%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands
Seward Lease acquisition LLC                                           Delaware                   55%
Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
   NYLMDC-King of Prussia Realty, LP                                   Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 29.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

     The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Names of Directors and Officers   Positions and Offices with Underwriter
-------------------------------   --------------------------------------
John Y. Kim                       Chairman and Chief Executive Officer
Stephen P. Fisher                 Manager, President and Chief Operating Officer
Christopher O. Blunt              Manager and Executive Vice President, Retirement Income Security
John A. Cullen                    Manager
Penny Nelson                      Manager and Managing Director, Operations
Barry A. Schub                    Manager
John C. Siciliano                 Manager
Scott L. Berlin                   Executive Vice President, Life Distribution
Robert J. Hebron                  Executive Vice President, Executive Benefits
John R. Meyer                     Executive Vice President, Retirement Income Security
David G. Bedard                   Senior Managing Director and Chief Financial Officer
Thomas A. Clough                  Senior Managing Director, Retirement Services
Michael D. Coffey                 Senior Managing Director, Retirement Income Security
Barbara McInerney                 Senior Managing Director, Compliance
Alison H. Micucci                 Senior Managing Director, Compliance
Donald A. Salama                  Senior Managing Director, Retirement Services
Stephen C. Fiacco                 Managing Director, Retirement Income Security
Philip L. Gazzo                   Managing Director, Retirement Income Security
Mark A. Gomez                     Managing Director and Chief Compliance Officer
Joseph J. Henehan                 Managing Director, Retirement Services
Marguerite E. H. Morrison         Managing Director and Secretary
Rebekah M. Mueller                Managing Director, Retirement Services
Mark S. Niziak                    Managing Director, Retirement Services
Christopher V. Parisi             Managing Director, Retirement Income Security
Stephen J. Abramo                 Director, Variable Product Operations
Bernadette Hoban                  Director, Retirement Income Security
Paula Taylor                      Director, Retirement Services
John Vaccaro                      Director, Compliance
Albert W. Leier                   Vice President - Financial Operations and Treasurer
David F. Boyle                    Vice President, Executive Benefits
Karen E. Dann                     Vice President, Retirement Income Security
Linda M. Howard                   Vice President, Compliance and Anti-Money Laundering Officer
Robert F. Meredith                Vice President, Life and Annuity Distribution
Andrew N. Reiss                   Vice President, Variable Annuity Wholesaling - Bank Distribution
James R. Vavra                    Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 32.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 33.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal life Separate Account-I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 21st day of April, 2009.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief Financial Officer

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director




By:      /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      April 21, 2009




* Pursuant to Powers of Attorney filed herewith.

                                 EXHIBIT INDEX



EXHIBIT NUMBER   DESCRIPTION
--------------   -----------
(j)(1)           Powers of Attorney, Scott L. Berlin

(j)(2)           Powers of Attorney, Christopher O. Blunt

(j)(3)           Powers of Attorney, Frank M. Boccio

(j)(4)           Powers of Attorney, Solomon Goldfinger

(j)(5)           Powers of Attorney, Steven D. Lash

(j)(6)           Powers of Attorney, Theodore A. Mathas

(j)(7)           Powers of Attorney, John R. Meyer

(j)(8)           Powers of Attorney, Mark W. Pfaff

(j)(9)           Powers of Attorney, Angelo J. Scialabba

(j)(10)          Powers of Attorney, Arthur H. Seter

(j)(11)          Powers of Attorney, Michael E. Sproule

(j)(12)          Powers of Attorney, Joel M. Steinberg

(j)(13)          Powers of Attorney, Michael Whitton

(k)              Opinion and Consent of Thomas F. English, Esq.


(l)              Opinion and Consent of Eric J. Lynn, Corporate Vice President
                 & Actuary


(m)              Sample Calculation of Illustrations


(n)              Consent of PricewaterhouseCoopers LLP


